UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:     212-576-7000

Date of fiscal year end:     October 31

Date of reporting period:     July 31, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2008 is filed herewith.

	MainStay Capital Appreciation Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (91.8%)	†
	Aerospace & Defense (3.8%)
	Precision Castparts Corp.		185,300	$17,312,579
	United Technologies Corp.		181,700	11,625,166
				28,937,745

	Beverages (2.1%)
	Coca-Cola Co. (The)		197,600	10,176,400
	PepsiCo, Inc.		87,700	5,837,312
				16,013,712

	Biotechnology (4.4%)
	Celgene Corp.	(a)	186,100	14,048,689
	Genentech, Inc.	(a)	131,900	12,563,475
	Gilead Sciences, Inc.	(a)	125,500	6,774,490
				33,386,654

	Capital Markets (0.8%)
	Goldman Sachs Group, Inc. (The)	(b)	35,000	6,441,400

	Chemicals (0.8%)
	Praxair, Inc.		62,800	5,886,244

	Communications Equipment (5.4%)
	Cisco Systems, Inc.	(a)	632,400	13,906,476
	QUALCOMM, Inc.		225,600	12,484,704
	Research In Motion, Ltd.	(a)	119,300	14,652,426
				41,043,606

	Computers & Peripherals (7.8%)
❖	Apple, Inc.	(a)	163,500	25,988,325
	EMC Corp.	(a)	607,100	9,112,571
	Hewlett-Packard Co.		314,400	14,085,120
	International Business Machines Corp.		80,000	10,238,400
				59,424,416

	Diversified Financial Services (1.1%)
	IntercontinentalExchange, Inc.	(a)	87,500	8,732,500

	Electronic Equipment & Instruments (2.8%)
❖	Amphenol Corp. Class A		443,900	21,160,713

	Energy Equipment & Services (9.4%)
	Baker Hughes, Inc.		89,000	7,378,990
	Cameron International Corp.	(a)	288,500	13,778,760
	Halliburton Co.	(b)	283,500	12,706,470
❖	National Oilwell Varco, Inc.	(a)	240,200	18,886,926
	Smith International, Inc.		153,200	11,395,016
	Transocean, Inc.	(a)	53,400	7,264,002
				71,410,164

	Food & Staples Retailing (1.6%)
	Wal-Mart Stores, Inc.		207,300	12,151,926

	Health Care Equipment & Supplies (2.3%)
	Becton, Dickinson & Co.		68,200	5,790,862
	St. Jude Medical, Inc.	(a)	258,300	12,031,614
				17,822,476

	Health Care Providers & Services (1.6%)
	Medco Health Solutions, Inc.	(a)	238,500	11,824,830

	Household Products (1.0%)
	Colgate-Palmolive Co.		104,800	7,783,496

	Independent Power Producers & Energy Traders (2.2%)
	NRG Energy, Inc.	(a) (b)	457,800	16,613,562

	Insurance (2.9%)
	Assurant, Inc.		264,700	15,913,764
	Prudential Financial, Inc.		94,000	6,483,180
				22,396,944

	Internet Software & Services (3.0%)
	Akamai Technologies, Inc.	(a) (b)	113,600	2,651,424
❖	Google, Inc. Class A	(a)	42,600	20,181,750
				22,833,174

	Life Sciences Tools & Services (3.5%)
❖	Thermo Fisher Scientific, Inc.	(a)	442,300	26,767,996

	Machinery (1.6%)
	Caterpillar, Inc.		97,400	6,771,248
	Illinois Tool Works, Inc.		114,400	5,359,640
				12,130,888

	Media (2.6%)
❖	DIRECTV Group, Inc. (The)	(a)	744,500	20,116,390

	Metals & Mining (2.1%)
	Allegheny Technologies, Inc.		45,100	2,132,779
	Freeport-McMoRan Copper & Gold, Inc. Class B		25,800	2,496,150
	Southern Copper Corp.	(b)	402,900	11,192,562
				15,821,491

	Multiline Retail (1.5%)
	Kohl's Corp.	(a)	272,800	11,433,048

	Multi-Utilities (0.9%)
	CenterPoint Energy, Inc.		425,800	6,714,866

	Oil, Gas & Consumable Fuels (5.1%)
	ExxonMobil Corp.		139,900	11,252,157
	Williams Cos., Inc.		406,800	13,037,940
	XTO Energy, Inc.		312,075	14,739,302
				39,029,399

	Road & Rail (2.4%)
❖	Norfolk Southern Corp.		257,900	18,548,168

	Semiconductors & Semiconductor Equipment (3.8%)
	Intel Corp.		690,600	15,324,414
	MEMC Electronic Materials, Inc.	(a)	236,500	10,928,665
	NVIDIA Corp.	(a)	228,650	2,615,756
				28,868,835

	Software (7.3%)
	Autodesk, Inc.	(a)	228,600	7,290,054
❖	Microsoft Corp.		984,000	25,308,480
❖	Oracle Corp.	(a)	1,089,400	23,454,782
				56,053,316

	Specialty Retail (4.5%)
	AutoZone, Inc.	(a)	115,300	15,022,437
❖	TJX Cos., Inc.	(b)	574,800	19,376,508
				34,398,945

	Textiles, Apparel & Luxury Goods (1.5%)
	Coach, Inc.	(a)	291,200	7,428,512
	Polo Ralph Lauren Corp.		72,200	4,272,074
				11,700,586

	Tobacco (2.0%)
	Altria Group, Inc.		169,000	3,439,150
	Philip Morris International, Inc.		232,200	11,993,130
				15,432,280

	Total Common Stocks
	(Cost $606,186,874)			700,879,770

			Shares	Value
	Short-Term Investments (15.7%)

	Investment Company (7.8%)
	State Street Navigator Securities Lending Prime Portfolio	(c)	60,042,810	60,042,810
	Total Investment Company
	(Cost $60,042,810)			60,042,810

			Principal
			Amount	Value
	Time Deposit (7.9%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$60,167,103	60,167,103
	Total Time Deposit
	(Cost $60,167,103)			60,167,103

	Total Short-Term Investments
	(Cost $120,209,913)			120,209,913

	Total Investments
	(Cost $726,396,787)	(d)	107.5%	821,089,683

	Liabilities in Excess of
	Cash and Other Assets		(7.5)	(57,565,060)

	Net Assets		100.0%	$763,524,623

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $58,100,250; cash collateral of $60,042,810 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	At July 31, 2008, cost is $726,445,436 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$123,393,359
	Gross unrealized depreciation		(28,749,112)
	Net unrealized appreciation		$94,644,247

	MainStay Common Stock Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.1%)	†
	Aerospace & Defense (1.7%)
	Boeing Co. (The)		65,535	$4,004,844
	Honeywell International, Inc.		21,238	1,079,740
	L-3 Communications Holdings, Inc.		3,410	336,533
	Lockheed Martin Corp.		4,610	480,961
	Northrop Grumman Corp.		23,306	1,570,591
	United Technologies Corp.		309	19,770
				7,492,439

	Air Freight & Logistics (0.8%)
	FedEx Corp.	(a)	43,319	3,415,270
	United Parcel Service, Inc. Class B		1,051	66,297
				3,481,567

	Airlines (0.7%)
	Southwest Airlines Co.	(a)	201,774	3,145,657

	Beverages (1.5%)
	Anheuser-Busch Cos., Inc.		16,360	1,108,554
	Coca-Cola Co. (The)		41,583	2,141,524
	Coca-Cola Enterprises, Inc.		38,782	656,579
	Pepsi Bottling Group, Inc. (The)		28,572	795,730
	PepsiCo, Inc.		29,637	1,972,639
				6,675,026

	Biotechnology (1.5%)
	Amgen, Inc.	(b)	80,133	5,018,730
	Biogen Idec, Inc.	(b)	7,583	528,990
	Cephalon, Inc.	(a) (b)	1,668	122,031
	Gilead Sciences, Inc.	(b)	18,193	982,058
				6,651,809

	Building Products (0.1%)
	Masco Corp.		22,600	372,674

	Capital Markets (3.9%)
	Ameriprise Financial, Inc.		52,934	2,249,695
	Bank of New York Mellon Corp. (The)		108,730	3,859,915
	Charles Schwab Corp. (The)		163,353	3,739,150
	Federated Investors, Inc. Class B		2,105	69,170
	Franklin Resources, Inc.		3,054	307,263
	Goldman Sachs Group, Inc. (The)		3,271	601,995
	Merrill Lynch & Co., Inc.	(a)	10,531	280,651
	Morgan Stanley		36,324	1,434,071
	Northern Trust Corp.		15,328	1,198,190
	State Street Corp.		54,206	3,883,318
				17,623,418

	Chemicals (2.1%)
	Airgas, Inc.		4,064	232,786
	Ashland, Inc.		15,489	646,976
	CF Industries Holdings, Inc.		9,551	1,561,206
	Dow Chemical Co. (The)		24,313	809,866
	Eastman Chemical Co.		5,656	339,134
	Hercules, Inc.		4,171	83,629
	Monsanto Co.		41,241	4,912,215
	Rohm & Haas Co.		681	51,075
	Terra Industries, Inc.		17,961	969,894
				9,606,781

	Commercial Banks (0.2%)
	Wells Fargo & Co.		31,957	967,338

	Commercial Services & Supplies (0.3%)
	Allied Waste Industries, Inc.	(b)	2,968	35,913
	Brink's Co. (The)		6,737	464,584
	Robert Half International, Inc.		32,963	833,634
				1,334,131

	Communications Equipment (1.9%)
❖	Cisco Systems, Inc.	(b)	344,046	7,565,572
	QUALCOMM, Inc.		13,673	756,664
				8,322,236

	Computers & Peripherals (7.0%)
	Apple, Inc.	(a) (b)	19,311	3,069,483
	Dell, Inc.	(b)	151,834	3,730,561
	Diebold, Inc.		1,741	64,382
	EMC Corp.	(a) (b)	183,689	2,757,172
	Hewlett-Packard Co.		156,074	6,992,115
❖	International Business Machines Corp.		75,936	9,718,289
	Lexmark International, Inc. Class A	(b)	22,713	796,772
	NetApp, Inc.	(b)	94,575	2,416,391
	QLogic Corp.	(b)	22,156	417,419
	Sun Microsystems, Inc.	(b)	18,875	200,641
	Western Digital Corp.	(b)	43,756	1,259,735
				31,422,960

	Construction & Engineering (0.1%)
	Shaw Group, Inc. (The)	(b)	4,366	252,355

	Consumer Finance (1.4%)
	American Express Co.		41,772	1,550,577
	Capital One Financial Corp.	(a)	74,286	3,109,612
	Discover Financial Services		114,698	1,680,326
				6,340,515

	Containers & Packaging (0.1%)
	Pactiv Corp.	(b)	23,085	556,579

	Diversified Financial Services (1.6%)
	Bank of America Corp.		89,434	2,942,379
	Citigroup, Inc.		79,555	1,486,883
	JPMorgan Chase & Co.		71,774	2,916,178
				7,345,440

	Diversified Telecommunication Services (3.4%)
❖	AT&T, Inc.		282,201	8,694,613
	Verizon Communications, Inc.		186,573	6,350,945
				15,045,558

	Electric Utilities (1.0%)
	Edison International		49,846	2,409,556
	FPL Group, Inc.		30,895	1,993,654
				4,403,210

	Electrical Equipment (0.1%)
	Hubbell, Inc. Class B		5,123	215,986

	Electronic Equipment & Instruments (0.8%)
	Agilent Technologies, Inc.	(b)	24,162	871,282
	Applied Biosystems, Inc.		17,687	653,181
	Arrow Electronics, Inc.	(b)	17,524	564,623
	Jabil Circuit, Inc.		7,740	125,852
	Molex, Inc.		22,410	549,717
	Tyco Electronics, Ltd.		21,733	720,232
				3,484,887

	Energy Equipment & Services (3.5%)
	ENSCO International, Inc.		39,431	2,726,259
	FMC Technologies, Inc.	(b)	16,082	993,546
	Halliburton Co.		11,910	533,806
	Helmerich & Payne, Inc.		20,499	1,212,106
	Nabors Industries, Ltd.	(b)	54,505	1,987,252
	National Oilwell Varco, Inc.	(b)	2,790	219,378
	Noble Corp.		33,074	1,715,548
	Patterson-UTI Energy, Inc.		30,423	864,622
	Pride International, Inc.	(b)	28,608	1,108,846
	Schlumberger, Ltd.		20,786	2,111,858
	Superior Energy Services, Inc.	(b)	15,937	755,892
	Tidewater, Inc.		5,338	319,960
	Transocean, Inc.	(b)	8,296	1,128,505
				15,677,578

	Food & Staples Retailing (1.9%)
	BJ's Wholesale Club, Inc.	(b)	1,599	60,010
	SUPERVALU, Inc.		6,795	174,088
	Sysco Corp.		6,839	193,954
❖	Wal-Mart Stores, Inc.		139,294	8,165,414
				8,593,466

	Food Products (0.2%)
	Corn Products International, Inc.		3,644	169,482
	Hormel Foods Corp.		2,015	72,883
	Tyson Foods, Inc. Class A		9,469	141,088
	Wm. Wrigley Jr. Co.		6,771	534,638
				918,091

	Health Care Equipment & Supplies (1.0%)
	Baxter International, Inc.		5,695	390,734
	Boston Scientific Corp.	(b)	32,076	381,384
	C.R. Bard, Inc.	(a)	9,822	911,874
	Covidien, Ltd.		27,995	1,378,474
	Edwards Lifesciences Corp.	(b)	1,444	90,510
	Kinetic Concepts, Inc.	(b)	1,256	43,897
	Medtronic, Inc.		17,693	934,721
	Varian Medical Systems, Inc.	(b)	4,097	245,820
				4,377,414

	Health Care Providers & Services (1.5%)
	Aetna, Inc.		58,581	2,402,407
	AmerisourceBergen Corp.		5,299	221,869
	CIGNA Corp.		47,210	1,747,714
	Humana, Inc.	(b)	9,416	413,457
	Laboratory Corp. of America Holdings	(b)	4,091	276,470
	Lincare Holdings, Inc.	(b)	1,933	62,281
	UnitedHealth Group, Inc.		14,415	404,773
	Universal Health Services, Inc. Class B		5,142	311,708
	WellPoint, Inc.	(b)	18,523	971,531
				6,812,210

	Hotels, Restaurants & Leisure (0.2%)
	Darden Restaurants, Inc.		19,959	650,065
	McDonald's Corp.		458	27,384
	Wendy's International, Inc.		2,811	64,512
				741,961

	Household Durables (0.8%)
	Black & Decker Corp.		4,061	243,741
	Centex Corp.		12,333	181,048
	D.R. Horton, Inc.	(a)	65,681	730,373
	KB Home	(a)	12,199	214,580
	Leggett & Platt, Inc.		103	2,008
	Lennar Corp. Class A	(a)	29,029	351,251
	NVR, Inc.	(b)	1,043	576,070
	Pulte Homes, Inc.		59,067	721,208
	Snap-on, Inc.		2,125	119,616
	Stanley Works (The)		6,978	310,381
	Toll Brothers, Inc.	(b)	6,808	136,773
				3,587,049

	Household Products (2.1%)
	Church & Dwight Co., Inc.		1,643	90,151
	Colgate-Palmolive Co.		2,353	174,757
	Kimberly-Clark Corp.		7,851	454,023
❖	Procter & Gamble Co. (The)		135,038	8,842,288
				9,561,219

	Industrial Conglomerates (2.5%)
	3M Co.		25,589	1,801,210
❖	General Electric Co.		305,516	8,643,048
	Tyco International, Ltd.		18,040	803,862
				11,248,120

	Insurance (5.7%)
	Aflac, Inc.		60,415	3,359,678
	Allstate Corp. (The)		21,433	990,633
	American International Group, Inc.		23,651	616,109
	Assurant, Inc.		19,350	1,163,322
	Everest Re Group, Ltd.		4,635	379,143
	First American Corp.		2,028	51,106
	Genworth Financial, Inc. Class A		119,600	1,910,012
	HCC Insurance Holdings, Inc.		13,939	315,718
	Lincoln National Corp.		1,369	65,301
	Loews Corp.		52,714	2,348,936
	MetLife, Inc.		74,710	3,793,027
	Old Republic International Corp.		45,523	477,991
	Principal Financial Group, Inc.	(a)	38,612	1,641,396
	Prudential Financial, Inc.		54,933	3,788,729
	SAFECO Corp.		3,136	207,478
	StanCorp Financial Group, Inc.		4,937	243,838
	Travelers Cos., Inc. (The)		43,190	1,905,543
	Unum Group		57,460	1,388,234
	W.R. Berkley Corp.		26,491	625,717
				25,271,911

	Internet & Catalog Retail (0.3%)
	Expedia, Inc.	(b)	28,959	566,728
	IAC/InterActiveCorp.	(b)	43,924	766,913
				1,333,641

	Internet Software & Services (1.5%)
	eBay, Inc.	(a) (b)	135,496	3,410,434
	Google, Inc. Class A	(b)	4,153	1,967,484
	Yahoo!, Inc.	(b)	70,633	1,404,890
				6,782,808

	IT Services (1.4%)
	Activision Blizzard, Inc.	(b)	28,500	1,025,430
	Affiliated Computer Services, Inc. Class A	(b)	29,047	1,400,065
	Broadridge Financial Solutions LLC		14,306	296,134
	Computer Sciences Corp.	(b)	26,665	1,263,121
	Electronic Data Systems Corp.		28,784	714,131
	Fiserv, Inc.	(b)	36,394	1,740,361
				6,439,242

	Leisure Equipment & Products (0.3%)
	Hasbro, Inc.		38,979	1,509,267

	Machinery (2.2%)
	AGCO Corp.	(b)	8,729	522,431
	Caterpillar, Inc.		50,922	3,540,097
	Dover Corp.		13,152	652,734
	Flowserve Corp.		3,322	442,955
	Illinois Tool Works, Inc.		23,937	1,121,448
	Ingersoll-Rand Co., Ltd. Class A		27,208	979,488
	Joy Global, Inc.		7,756	560,138
	Nordson Corp.		900	63,594
	Parker Hannifin Corp.		32,291	1,991,709
				9,874,594

	Media (2.3%)
	CBS Corp. Class B		23,016	376,542
	Comcast Corp. Class A		85,256	1,757,979
	DIRECTV Group, Inc. (The)	(b)	127,283	3,439,187
	Omnicom Group, Inc.		5,560	237,356
	Time Warner, Inc.		318,996	4,568,023
				10,379,087

	Metals & Mining (2.4%)
	Freeport-McMoRan Copper & Gold, Inc. Class B	(a)	38,997	3,772,960
	Nucor Corp.		49,681	2,842,747
	Reliance Steel & Aluminum Co.		12,462	787,100
	United States Steel Corp.	(a)	21,060	3,377,182
				10,779,989

	Multiline Retail (0.8%)
	Big Lots, Inc.	(a) (b)	22,563	687,269
	Dollar Tree, Inc.	(b)	13,824	518,400
	Family Dollar Stores, Inc.	(a)	23,904	556,963
	Kohl's Corp.	(b)	10,111	423,752
	Macy's, Inc.		44,939	845,303
	Sears Holdings Corp.	(a) (b)	7,444	602,964
				3,634,651

	Oil, Gas & Consumable Fuels (13.1%)
	Apache Corp.		33,427	3,749,507
	Arch Coal, Inc.		18,029	1,015,213
	Chesapeake Energy Corp.		66,428	3,331,364
	Chevron Corp.		60,578	5,122,476
	Cimarex Energy Co.		16,329	850,904
	ConocoPhillips		91,710	7,485,370
	CONSOL Energy, Inc.	(a)	9,488	705,812
	Denbury Resources, Inc.	(b)	11,091	312,101
	Devon Energy Corp.		40,647	3,856,994
	EOG Resources, Inc.		4,204	422,628
❖	ExxonMobil Corp.		234,016	18,821,907
	Forest Oil Corp.	(b)	3,334	190,138
	Hess Corp.		34,609	3,509,353
	Massey Energy Co.		8,935	663,424
	Murphy Oil Corp.		26,125	2,082,946
	Noble Energy, Inc.		5,538	409,092
	Occidental Petroleum Corp.		63,706	5,021,944
	Plains Exploration & Production Co.	(b)	11,079	620,092
	Valero Energy Corp.		11,273	376,631
	XTO Energy, Inc.		755	35,659
				58,583,555

	Pharmaceuticals (5.4%)
	Abbott Laboratories		11,791	664,305
	Eli Lilly & Co.		55,926	2,634,674
	Endo Pharmaceuticals Holdings, Inc.	(b)	24,775	573,541
	Forest Laboratories, Inc.	(b)	53,045	1,883,628
	Johnson & Johnson		73,593	5,038,913
	King Pharmaceuticals, Inc.	(b)	52,485	604,102
	Merck & Co., Inc.		98,843	3,251,935
	Perrigo Co.		5,469	192,673
❖	Pfizer, Inc.		407,212	7,602,648
	Schering-Plough Corp.		25,927	546,541
	Watson Pharmaceuticals, Inc.	(a) (b)	23,593	682,074
	Wyeth		7,793	315,772
				23,990,806

	Real Estate Management & Development (0.0%)	‡
	Jones Lang LaSalle, Inc.		1,439	68,554

	Road & Rail (3.3%)
	Burlington Northern Santa Fe Corp.		27,024	2,814,009
	CSX Corp.		50,721	3,427,725
	J.B. Hunt Transport Services, Inc.	(a)	12,705	469,831
	Kansas City Southern	(b)	13,472	740,960
	Norfolk Southern Corp.		35,579	2,558,842
	Ryder System, Inc.		15,987	1,054,503
	Union Pacific Corp.		42,713	3,521,260
				14,587,130

	Semiconductors & Semiconductor Equipment (3.1%)
	Applied Materials, Inc.		84,048	1,455,711
	Intel Corp.		299,135	6,637,806
	KLA-Tencor Corp.		17,354	652,337
	Lam Research Corp.	(b)	18,374	604,321
	LSI Corp.	(b)	24,140	167,532
	MEMC Electronic Materials, Inc.	(b)	124	5,730
	National Semiconductor Corp.		18,286	383,092
	Novellus Systems, Inc.	(b)	17,607	358,655
	Texas Instruments, Inc.		144,943	3,533,710
				13,798,894

	Software (4.4%)
	Autodesk, Inc.	(a) (b)	16,622	530,076
	BMC Software, Inc.	(b)	45,182	1,486,036
	Citrix Systems, Inc.	(b)	6,746	179,713
❖	Microsoft Corp.		411,845	10,592,653
	Oracle Corp.	(b)	133,488	2,873,997
	Sybase, Inc.	(a) (b)	12,006	403,522
	Symantec Corp.	(b)	172,372	3,631,878
	Synopsys, Inc.	(b)	6,410	153,968
				19,851,843

	Specialty Retail (4.2%)
	Abercrombie & Fitch Co. Class A		23,911	1,320,365
	Advance Auto Parts, Inc.		6,879	282,658
	American Eagle Outfitters, Inc.	(a)	9,701	135,814
	AutoZone, Inc.	(b)	8,571	1,116,716
	Best Buy Co., Inc.		77,818	3,090,931
	Gap, Inc. (The)	(a)	108,431	1,747,908
	Home Depot, Inc. (The)	(a)	138,160	3,292,353
	Lowe's Cos., Inc.	(a)	114,108	2,318,675
	RadioShack Corp.		8,129	135,592
	Ross Stores, Inc.		16,992	645,016
	Sherwin-Williams Co. (The)		24,191	1,288,171
	Staples, Inc.		16,923	380,767
	TJX Cos., Inc.	(a)	87,244	2,940,995
	Urban Outfitters, Inc.	(b)	5,635	186,011
				18,881,972

	Textiles, Apparel & Luxury Goods (0.7%)
	Coach, Inc.	(b)	37,882	966,370
	Hanesbrands, Inc.	(b)	13,773	295,293
	NIKE, Inc. Class B	(a)	13,489	791,535
	Polo Ralph Lauren Corp.		16,143	955,181
				3,008,379

	Thrifts & Mortgage Finance (0.1%)
	Fannie Mae	(a)	21,017	241,695

	Tobacco (1.9%)
	Altria Group, Inc.		206,980	4,212,043
	Lorillard, Inc.	(b)	17,018	1,142,078
	Philip Morris International, Inc.		31,528	1,628,421
	Reynolds American, Inc.		30,901	1,725,203
				8,707,745

	Wireless Telecommunication Services (0.1%)
	Sprint Nextel Corp.		53,498	435,474
	Telephone and Data Systems, Inc.		2,309	97,902
				533,376

	Total Common Stocks
	(Cost $452,372,825)			434,516,813

			Shares	Value
	Exchange Traded Fund (2.6%)	(c)
❖	S&P 500 Index - SPDR Trust Series 1		91,313	11,576,662
	Total Exchange Traded Fund
	(Cost $11,451,074)			11,576,662

			Shares	Value
	Short-Term Investment (8.5%)
	Investment Company (8.5%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	38,143,384	38,143,384

	Total Short-Term Investment
	(Cost $38,143,384)			38,143,384

	Total Investments
	(Cost $501,967,283)	(e)	108.2%	484,236,859

	Liabilities in Excess of
	Cash and Other Assets		(8.2)	(36,670,013)

	Net Assets		100.0%	$447,566,846

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $36,948,315; cash collateral of $38,143,384 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At July 31, 2008, cost is $503,383,653 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$22,746,752
	Gross unrealized depreciation		(41,893,546)
	Net unrealized depreciation		$(19,146,794)

	MainStay Convertible Fund
	Portfolio of Investments		July 31, 2008 unaudited
			Principal
			Amount	Value
	Convertible Securities (82.3%)	†
	Convertible Bonds (63.0%)
	Aerospace & Defense (1.5%)
	L-3 Communications Corp.
	3.00%, due 8/1/35	(a)	$6,455,000	$7,423,250
	3.00%, due 8/1/35		516,000	593,400
				8,016,650
	Airlines (1.2%)
	AMR Corp.
	4.50%, due 2/15/24	(b)	7,071,000	6,346,222

	Auto Manufacturers (0.5%)
	Ford Motor Co.
	4.25%, due 12/15/36		4,164,000	2,914,800

	Auto Parts & Equipment (0.3%)
	ArvinMeritor, Inc.
	4.00%, due 2/15/27
	(zero coupon), beginning 2/15/19	(a) (b)	1,732,000	1,292,505
	4.00%, due 2/15/27		139,000	103,729
				1,396,234
	Biotechnology (1.9%)
	Amgen, Inc.
	0.125%, due 2/1/11	(a)	4,590,000	4,498,200
	0.125%, due 2/1/11	(b)	6,067,000	5,945,660
				10,443,860
	Commercial Services (0.7%)
	Alliance Data Systems Corp.
	1.75%, due 8/1/13	(a)	3,721,000	3,702,395

	Communications Equipment (0.8%)
	Comtech Telecommunications Corp.
	2.00%, due 2/1/24
	(zero coupon), beginning 2/1/11		2,817,000	4,450,860

	Computers (4.9%)
	CACI International, Inc.
	2.175%, due 5/1/14		4,460,000	4,493,450
❖	EMC Corp.
	1.75%, due 12/1/11	(a)	7,215,000	8,315,287
	1.75%, due 12/1/11		8,288,000	9,551,920
	NetApp, Inc.
	1.75%, due 6/1/13	(a)	3,868,000	4,066,235
				26,426,892
	Diversified Financial Services (5.6%)
	Merrill Lynch & Co., Inc.
	(zero coupon), due 3/13/32		5,117,000	4,954,791
❖	Nasdaq Stock Market, Inc. (The)
	2.50%, due 8/15/13	(a)	17,354,000	14,924,440
	ON Semiconductor Corp.
	2.625%, due 12/15/26		9,715,000	10,795,794
				30,675,025
	Electronics (2.1%)
	Fisher Scientific International, Inc.
	3.25%, due 3/1/24	(b)	7,189,000	11,637,194

	Energy - Alternate Sources (3.3%)
❖	Covanta Holding Corp.
	1.00%, due 2/1/27		15,110,000	16,677,662
	Energy Conversion Devices, Inc.
	3.00%, due 6/15/13		1,523,000	1,513,481
				18,191,143
	Environmental Control (2.7%)
	Waste Connections, Inc.
	3.75%, due 4/1/26	(a)	2,510,000	2,971,212
	3.75%, due 4/1/26		9,955,000	11,784,231
				14,755,443
	Food (1.0%)
	Spartan Stores, Inc.
	3.375%, due 5/15/27	(a)	5,749,000	5,224,404
	3.375%, due 5/15/27		462,000	419,842
				5,644,246
	Health Care-Products (4.2%)
	Hologic, Inc.
	2.00%, due 12/15/37
	(zero coupon), beginning 12/15/13		7,422,000	5,752,050
❖	Medtronic, Inc.
	1.625%, due 4/15/13	(a)	2,230,000	2,413,975
	1.625%, due 4/15/13		13,741,000	14,874,632
				23,040,657
	Household Products & Wares (1.6%)
	Church & Dwight Co., Inc.
	5.25%, due 8/15/33		4,923,000	8,738,325

	Insurance (1.0%)
	Prudential Financial, Inc.
	1.146%, due 12/15/37	(c)	5,852,000	5,588,660

	Internet (0.0%)	‡
	At Home Corp.
	4.75%, due 12/19/08	(d) (e) (f) (g)	9,147,056	915

	Oil & Gas (6.7%)
	Chesapeake Energy Corp.
	2.50%, due 5/15/37	(b)	9,971,000	13,759,980
❖	Transocean, Inc.
	Series C
	1.50%, due 12/15/37		21,005,000	22,527,862
				36,287,842
	Oil & Gas Services (9.2%)
	Cameron International Corp.
	2.50%, due 6/15/26		6,612,000	9,992,385
❖	Halliburton Co.
	3.125%, due 7/15/23		7,062,000	16,904,663
❖	Schlumberger, Ltd.
	Series B
	2.125%, due 6/1/23		9,134,000	23,325,953
				50,223,001
	Pharmaceuticals (4.8%)
	Teva Pharmaceutical Finance Co. B.V.
	Series D
	1.75%, due 2/1/26	(b)	7,251,000	8,021,419
	Teva Pharmaceutical Finance LLC
	Series A
	0.50%, due 2/1/24		11,730,000	14,119,988
	Watson Pharmaceuticals, Inc.
	1.75%, due 3/15/23		4,127,000	3,977,396
				26,118,803
	Semiconductors (1.1%)
	Cypress Semiconductor Corp.
	1.00%, due 9/15/09		4,593,000	5,741,250

	Semiconductors & Semiconductor Equipment (1.0%)
	Intel Corp.
	2.95%, due 12/15/35		5,690,000	5,540,638

	Software (2.0%)
	Sybase, Inc.
	1.75%, due 2/22/25		7,551,000	10,609,155

	Telecommunications (4.9%)
	Anixter International, Inc.
	1.00%, due 2/15/13		8,293,000	10,013,798
❖	SBA Communications Corp.
	0.375%, due 12/1/10	(a)	4,899,000	5,927,790
	0.375%, due 12/1/10		9,070,000	10,974,700
				26,916,288

	Total Convertible Bonds
	(Cost $336,245,749)			343,406,498

			Shares	Value
	Convertible Preferred Stocks (19.3%)
	Auto Manufacturers (1.2%)
	General Motors Corp.
	6.25% Series C		565,400	6,456,868

	Banks (0.6%)
	Wachovia Corp.
	7.50% Series L		3,500	3,064,075

	Chemicals (1.5%)
	Celanese Corp.
	4.25%		168,710	8,371,390

	Diversified Financial Services (8.2%)
	Affiliated Managers Group, Inc.
	5.10%		119,400	4,925,250
❖	Bank of America Corp.
	7.25% Series L		22,908	21,373,164
❖	Citigroup, Inc.
	6.50% Series T	(b)	420,557	18,605,442
				44,903,856

	Insurance (3.3%)
	American International Group, Inc.
	8.50%		194,000	11,158,880
	MetLife, Inc.
	6.375%		275,900	6,947,162
				18,106,042

	Mining (1.1%)
	Freeport-McMoRan Copper & Gold, Inc.
	6.75%		40,375	5,661,786

	Pharmaceuticals (1.4%)
	Schering-Plough Corp.
	6.00%		39,900	7,826,385

	Wireless Telecommunication Services (2.0%)
	Crown Castle International Corp.
	6.25%		194,000	10,767,000

	Total Convertible Preferred Stocks
	(Cost $121,530,922)			105,157,402

	Total Convertible Securities
	(Cost $457,776,671)			448,563,900

			Shares	Value
	Common Stocks (7.2%)
	Engineering & Construction (0.4%)
	McDermott International, Inc.	(h)	42,300	2,016,441

	Health Care-Products (2.2%)
	Boston Scientific Corp.	(h)	284,600	3,383,894
	Johnson & Johnson		122,000	8,353,340
				11,737,234

	Oil & Gas Services (1.5%)
	Baker Hughes, Inc.		54,500	4,518,595
	Gulf Island Fabrication, Inc.		16,900	749,515
	ION Geophysical Corp.	(h)	192,000	3,066,240
				8,334,350

	Oil, Gas & Consumable Fuels (0.6%)
	Frontier Oil Corp.		187,700	3,425,525

	Retail (0.9%)
	Costco Wholesale Corp.		77,203	4,839,084

	Software (0.9%)
	Microsoft Corp.		191,600	4,927,952

	Transportation (0.7%)
	Tidewater, Inc.	(b)	65,800	3,944,052

	Total Common Stocks
	(Cost $39,451,678)			39,224,638

			Shares	Value
	Short-Term Investments (19.1%)
	Investment Company (8.2%)
	State Street Navigator Securities Lending Prime Portfolio	(i)	44,768,925	44,768,925
	Total Investment Company
	(Cost $44,768,925)			44,768,925

			Principal
			Amount	Value
	Time Deposit (10.9%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$59,386,920	59,386,920
	Total Time Deposit
	(Cost $59,386,920)			59,386,920

	Total Short-Term Investments
	(Cost $104,155,845)			104,155,845

	Total Investments
	(Cost $601,384,194)	(j)	108.6%	591,944,383

	Liabilities in Excess of
	Cash and Other Assets		(8.6)	(46,906,279)

	Net Assets		100.0%	$545,038,104

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $43,684,809; cash collateral of $44,768,925 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)	Illiquid security. The total market value of this security at July 31, 2008 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	Issue in default.
(f)	Restricted security.
(g)	Fair valued security. The total market value of this security at July 31, 2008 is $915, which represents less than one-tenth of a percent of the Fund's net assets.
(h)	Non-income producing security.
(i)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	At July 31, 2008, cost is $603,437,233 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$28,525,471
	Gross unrealized depreciation		(40,018,321)
	Net unrealized depreciation		$(11,492,850)

			MainStay Diversified Income Fund
			Portfolio of Investments			†††	July 31, 2008 unaudited
							Principal
							Amount	Value
			Long-Term Bonds (90.5%)		†
			Asset-Backed Securities (0.8%)
			Automobile (0.0%)		‡
			Superior Wholesale Inventory Financing Trust
			Series 2007-AE1, Class A
			2.56%, due 1/15/12		(a)		$50,000	$47,111

			Consumer Finance (0.1%)
			Harley-Davidson Motorcycle Trust
			Series 2004-1, Class A2
			2.53%, due 11/15/11				134,567	134,277

			Consumer Loans (0.1%)
			Atlantic City Electric Transition Funding LLC
			Series 2002-1, Class A4
			5.55%, due 10/20/23				75,000	73,772

			Credit Cards (0.3%)
			Bank of America Credit Card Trust
			Series 2006-C4, Class C4
			2.69%, due 11/15/11		(a)		130,000	127,033
			Citibank Credit Card Issuance Trust
			Series 2006-C4, Class C4
			2.68%, due 1/9/12		(a)		140,000	134,202
								261,235

			Diversified Financial Services (0.1%)
			Dunkin Securitization
			Series 2006-1, Class A2
			5.779%, due 6/20/31		(b)		110,000	89,535
			USXL Funding LLC
			Series 2006-1A, Class A
			5.379%, due 4/15/14		(b) (c)		45,555	42,658
								132,193

			Home Equity (0.2%)
			Citicorp Residential Mortgage Securities, Inc.
			Series 2006-3, Class A3
			5.61%, due 11/25/36		(d)		100,000	97,403
			Series 2006-1, Class A3
			5.706%, due 7/25/36		(d)		120,000	116,809
								214,212

			Total Asset-Backed Securities
			(Cost $907,071)					862,800

							Principal
							Amount	Value
			Convertible Bonds (6.5%)
			Airlines (0.1%)
			AMR Corp.
			4.50%, due 2/15/24		(e)		150,000	134,625

			Commercial Services (0.1%)
			Alliance Data Systems Corp.
			1.75%, due 8/1/13		(b)		75,000	74,625

			Computers (0.5%)
			CACI International, Inc.
			2.175%, due 5/1/14				100,000	100,750
			EMC Corp.
			1.75%, due 12/1/11				344,000	396,460
								497,210

			Diversified Financial Services (0.6%)
			Nasdaq Stock Market, Inc. (The)
			2.50%, due 8/15/13		(b)		385,000	331,100
			ON Semiconductor Corp.
			2.625%, due 12/15/26				215,000	238,919
								570,019

			Electronics (0.1%)
			Fisher Scientific International, Inc.
			3.25%, due 3/1/24		(e)		80,000	129,500

			Energy - Alternate Sources (0.3%)
			Covanta Holding Corp.
			1.00%, due 2/1/27				314,000	346,578

			Environmental Control (0.3%)
			Waste Connections, Inc.
			3.75%, due 4/1/26				280,000	331,450

			Food (0.3%)
			Spartan Stores, Inc.
			3.375%, due 5/15/27		(b)		257,000	233,549
			3.375%, due 5/15/27				40,000	36,350
								269,899

			Health Care-Products (0.6%)
			Medtronic, Inc.
			1.625%, due 4/15/13				621,000	672,233

			Household Products & Wares (0.4%)
			Church & Dwight Co., Inc.
			5.25%, due 8/15/33				238,000	422,450

			Insurance (0.0%)		‡
			Conseco, Inc.
			3.50%, due 9/30/35
			(zero coupon), beginning 9/30/10				35,000	28,831

			Internet (0.0%)		‡
			At Home Corp.
			4.75%, due 12/19/08		(c) (f) (g) (h)		504,238	50

			Oil & Gas (0.8%)
			Chesapeake Energy Corp.
			2.50%, due 5/15/37		(e)		310,000	427,800
			Transocean, Inc.
			Series C
			1.50%, due 12/15/37				290,000	311,025
			Series A
			1.625%, due 12/15/37				85,000	91,269
								830,094

			Oil & Gas Services (1.1%)
			Cameron International Corp.
			2.50%, due 6/15/26				159,000	240,289
			Halliburton Co.
			3.125%, due 7/15/23				153,000	366,244
			Schlumberger, Ltd.
			Series B
			2.125%, due 6/1/23				226,000	577,148
								1,183,681

			Pharmaceuticals (0.5%)
			Teva Pharmaceutical Finance Co. B.V.
			Series D
			1.75%, due 2/1/26		(e)		420,000	464,625

			Semiconductors (0.1%)
			Cypress Semiconductor Corp.
			1.00%, due 9/15/09				105,000	131,250

			Software (0.2%)
			Sybase, Inc.
			1.75%, due 2/22/25				150,000	210,750

			Telecommunications (0.5%)
			Anixter International, Inc.
			1.00%, due 2/15/13				175,000	211,313
			SBA Communications Corp.
			0.375%, due 12/1/10				254,000	307,340
								518,653

			Total Convertible Bonds
			(Cost $6,816,934)					6,816,523

							Principal
							Amount	Value
			Corporate Bonds (25.5%)
			Advertising (0.3%)
			Interpublic Group of Cos., Inc.
			6.25%, due 11/15/14				90,000	76,612
			7.25%, due 8/15/11				85,000	81,813
			Lamar Media Corp.
			6.625%, due 8/15/15				160,000	144,000
			Vertis, Inc.
			(zero coupon), due 4/1/09				65,000	53,300
								355,725

			Aerospace & Defense (0.5%)
			BE Aerospace, Inc.
			8.50%, due 7/1/18				70,000	72,275
			Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
			8.50%, due 4/1/15				125,000	125,000
			9.75%, due 4/1/17		(e)		35,000	34,563
			Sequa Corp.
			11.75%, due 12/1/15		(b)		90,000	78,300
			United Technologies Corp.
			6.125%, due 7/15/38				185,000	181,593
								491,731

			Agriculture (0.2%)
			Reynolds American, Inc.
			7.625%, due 6/1/16				80,000	82,672
			7.75%, due 6/1/18				80,000	83,162
								165,834

			Airlines (0.1%)
			DAE Aviation Holdings, Inc.
			11.25%, due 8/1/15		(b)		110,000	107,250
			Delta Air Lines, Inc. (Escrow Shares)
			2.875%, due 2/6/24		(i)		55,000	1,375
			2.875%, due 2/18/24		(b) (i)		30,000	750
			8.00%, due 6/3/23		(i)		81,000	2,228
			8.30%, due 12/15/29		(i)		505,000	12,625
			9.75%, due 5/15/21		(i)		5,000	125
			10.00%, due 8/15/08		(i)		35,000	875
			10.375%, due 12/15/22		(i)		10,000	250
			Northwest Airlines, Inc. (Escrow Shares)
			7.625%, due 11/15/23		(i)		117,700	589
			7.875%, due 12/31/08		(i)		25,000	63
			8.70%, due 12/31/08		(i)		5,000	13
			8.875%, due 12/31/08		(i)		30,000	75
			9.875%, due 12/31/08		(i)		65,000	163
			10.00%, due 2/1/09		(i)		168,300	421
								126,802

			Apparel (0.1%)
			Unifi, Inc.
			11.50%, due 5/15/14		(e)		95,000	78,850

			Auto Parts & Equipment (0.6%)
			American Tire Distributors, Inc.
			9.041%, due 4/1/12		(a)		70,000	62,300
			10.75%, due 4/1/13		(e)		80,000	70,800
			FleetPride Corp.
			11.50%, due 10/1/14		(b)		235,000	223,250
			Goodyear Tire & Rubber Co. (The)
			6.661%, due 12/1/09		(a)		20,000	19,800
			8.625%, due 12/1/11				65,000	65,813
			Lear Corp.
			Series B
			8.50%, due 12/1/13				40,000	33,250
			8.75%, due 12/1/16				125,000	98,750
			Tenneco Automotive, Inc.
			8.625%, due 11/15/14				20,000	16,800
								590,763

			Beverages (0.1%)
			Constellation Brands, Inc.
			7.25%, due 5/15/17				95,000	91,675

			Building Materials (0.0%)		‡
			Compression Polymers Corp.
			10.50%, due 7/1/13				55,000	43,450

			Chemicals (0.2%)
			Millennium America, Inc.
			7.625%, due 11/15/26				149,000	86,420
			Mosaic Global Holdings, Inc.
			7.625%, due 12/1/16		(b)		40,000	42,000
			Tronox Worldwide LLC/Tronox Finance Corp.
			9.50%, due 12/1/12				205,000	127,100
								255,520

			Coal (0.2%)
			Peabody Energy Corp.
			7.375%, due 11/1/16				95,000	96,900
			7.875%, due 11/1/26				60,000	60,000
								156,900

			Commercial Services (0.7%)
			Cardtronics, Inc.
			9.25%, due 8/15/13				165,000	154,288
			Great Lakes Dredge & Dock Corp.
			7.75%, due 12/15/13				100,000	90,750
			iPayment, Inc.
			9.75%, due 5/15/14				180,000	150,750
			Language Line, Inc.
			11.125%, due 6/15/12				125,000	129,688
			Service Corp. International
			7.375%, due 10/1/14				90,000	87,075
			7.625%, due 10/1/18				90,000	85,500
								698,051

			Commercial Services - Finance (0.1%)
			Lender Processing Services, Inc.
			8.125%, due 7/1/16		(b)		85,000	84,894

			Computers (0.3%)
			SunGard Data Systems, Inc.
			3.75%, due 1/15/09				145,000	143,006
			4.875%, due 1/15/14				40,000	35,500
			9.125%, due 8/15/13				130,000	132,925
								311,431

			Distribution & Wholesale (0.1%)
			ACE Hardware Corp.
			9.125%, due 6/1/16		(b)		110,000	100,100

			Diversified Financial Services (1.4%)
			AmeriCredit Corp.
			8.50%, due 7/1/15		(e)		160,000	122,800
			Bear Stearns Cos., Inc. (The)
			5.55%, due 1/22/17				360,000	331,669
			General Motors Acceptance Corp. LLC
			5.625%, due 5/15/09				95,000	86,490
			8.00%, due 11/1/31				720,000	403,441
			Harley-Davidson Funding Corp.
			6.80%, due 6/15/18		(b)		120,000	115,974
			LaBranche & Co., Inc.
			11.00%, due 5/15/12				75,000	76,594
			Lehman Brothers Holdings, Inc.
			6.20%, due 9/26/14				250,000	230,070
			OMX Timber Finance Investments LLC
			Series 1
			5.42%, due 1/29/20		(b) (c)		100,000	92,131
			Ucar Finance, Inc.
			10.25%, due 2/15/12				32,000	32,960
								1,492,129

			Diversified Manufacturing Operations (0.1%)
			Actuant Corp.
			6.875%, due 6/15/17				85,000	82,663

			Diversified Operations (0.1%)
			Susser Holdings LLC
			10.625%, due 12/15/13				130,000	128,050

			Electric (1.5%)
			AES Eastern Energy, L.P.
			Series 1999-A
			9.00%, due 1/2/17				298,807	318,976
			Consumers Energy Co.
			Series F
			4.00%, due 5/15/10				340,000	336,594
			Energy Future Holdings Corp.
			10.875%, due 11/1/17		(b)		300,000	309,000
			NRG Energy, Inc.
			7.25%, due 2/1/14				70,000	68,250
			7.375%, due 2/1/16				120,000	116,400
			PNM Resources, Inc.
			9.25%, due 5/15/15				75,000	76,313
			Reliant Energy Mid-Atlantic Power Holdings LLC
			Series C
			9.681%, due 7/2/26				145,000	153,700
			Reliant Energy, Inc.
			7.625%, due 6/15/14				25,000	24,125
			7.875%, due 6/15/17		(e)		210,000	202,650
								1,606,008

			Electrical Components & Equipment (0.1%)
			Belden, Inc.
			7.00%, due 3/15/17				80,000	75,800
			Emerson Electric Co.
			6.00%, due 8/15/32				50,000	48,154
								123,954

			Energy (0.1%)
			Regency Energy Partners/Regency Energy Finance Corp.
			8.375%, due 12/15/13				85,000	86,700

			Energy - Alternate Sources (0.1%)
			Paiton Energy Funding B.V.
			Series Reg S
			9.34%, due 2/15/14				98,421	98,421
			VeraSun Energy Corp.
			9.375%, due 6/1/17				45,000	23,625
								122,046

			Entertainment (1.6%)
			Gaylord Entertainment Co.
			8.00%, due 11/15/13				200,000	186,000
			Isle of Capri Casinos, Inc.
			7.00%, due 3/1/14		(e)		200,000	139,000
			Jacobs Entertainment, Inc.
			9.75%, due 6/15/14				115,000	82,225
			Mohegan Tribal Gaming Authority
			6.375%, due 7/15/09				25,000	24,125
			6.875%, due 2/15/15		(e)		10,000	7,000
			8.00%, due 4/1/12		(e)		445,000	373,800
			Penn National Gaming, Inc.
			6.75%, due 3/1/15				110,000	94,875
			6.875%, due 12/1/11				135,000	124,875
			Pinnacle Entertainment, Inc.
			8.25%, due 3/15/12				90,000	85,275
			Speedway Motorsports, Inc.
			6.75%, due 6/1/13				290,000	277,675
			United Artists Theatre Circuit, Inc.
			Series BA7
			9.30%, due 7/1/15		(c) (h)		73,513	54,400
			Vail Resorts, Inc.
			6.75%, due 2/15/14				295,000	276,563
								1,725,813

			Environmental Control (0.2%)
			Geo Sub Corp.
			11.00%, due 5/15/12				260,000	254,800

			Finance - Auto Loans (0.1%)
			Ford Motor Credit Co. LLC
			7.375%, due 10/28/09				145,000	132,075
			7.875%, due 6/15/10				5,000	4,258
								136,333

			Finance - Other Services (0.5%)
			American Real Estate Partners, L.P./American Real Estate Finance Corp.
			8.125%, due 6/1/12				530,000	506,150

			Fisheries (0.1%)
			ASG Consolidated LLC/ASG Finance, Inc.
			(zero coupon), due 11/1/11
			11.50%, beginning 11/1/08				95,000	87,400

			Food (0.1%)
			Stater Brothers Holdings
			7.75%, due 4/15/15				140,000	133,700
			8.125%, due 6/15/12				20,000	19,900
								153,600

			Forest Products & Paper (0.9%)
			Bowater, Inc.
			9.375%, due 12/15/21				195,000	109,200
			9.50%, due 10/15/12				5,000	3,150
			Domtar Corp.
			7.875%, due 10/15/11				170,000	169,575
			Georgia-Pacific Corp.
			7.00%, due 1/15/15		(b)		110,000	102,300
			7.125%, due 1/15/17		(b)		180,000	166,050
			7.75%, due 11/15/29				4,000	3,480
			8.00%, due 1/15/24				68,000	62,560
			8.875%, due 5/15/31				160,000	146,400
			NewPage Corp.
			10.00%, due 5/1/12				115,000	110,113
			Rock-Tenn Co.
			9.25%, due 3/15/16		(b)		90,000	92,700
								965,528

			Gaming (0.0%)		‡
			Chukchansi Economic Development Authority
			8.00%, due 11/15/13		(b)		45,000	36,900

			Hand & Machine Tools (0.2%)
			Baldor Electric Co.
			8.625%, due 2/15/17				190,000	190,475
			Thermadyne Holdings Corp.
			9.25%, due 2/1/14				65,000	62,725
								253,200

			Health Care Providers & Services (0.2%)
			Vanguard Health Holding Co. II LLC
			9.00%, due 10/1/14				165,000	160,875

			Health Care-Products (1.1%)
			Biomet, Inc.
			10.00%, due 10/15/17				105,000	112,875
			11.625%, due 10/15/17				160,000	169,000
			Catalent Pharma Solutions, Inc.
			9.50%, due 4/15/15				145,000	127,963
			Hanger Orthopedic Group, Inc.
			10.25%, due 6/1/14				165,000	172,219
			Invacare Corp.
			9.75%, due 2/15/15				175,000	175,000
			ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
			10.875%, due 11/15/14		(b)		255,000	255,000
			VWR Funding, Inc.
			Series B
			10.25%, due 7/15/15		(j)		155,000	142,213
								1,154,270

			Health Care-Services (1.1%)
			Alliance Imaging, Inc.
			7.25%, due 12/15/12				100,000	93,500
			Series B
			7.25%, due 12/15/12				125,000	116,875
			Community Health Systems, Inc.
			8.875%, due 7/15/15				180,000	181,350
			HCA, Inc.
			6.30%, due 10/1/12				345,000	307,913
			8.75%, due 9/1/10				35,000	35,350
			Highmark, Inc.
			6.80%, due 8/15/13		(b) (c)		245,000	268,760
			Psychiatric Solutions, Inc.
			7.75%, due 7/15/15				90,000	87,975
			Skilled Healthcare Group, Inc.
			11.00%, due 1/15/14				52,000	54,860
								1,146,583

			Holding Companies - Diversified (0.3%)
			Leucadia National Corp.
			8.125%, due 9/15/15				285,000	283,931

			Household Products & Wares (0.2%)
			ACCO Brands Corp.
			7.625%, due 8/15/15				100,000	87,000
			Jarden Corp.
			7.50%, due 5/1/17				90,000	78,300
								165,300

			Housewares (0.1%)
			Libbey Glass, Inc.
			9.928%, due 6/1/11		(a)		80,000	80,400

			Insurance (0.6%)
			Crum & Forster Holdings Corp.
			7.75%, due 5/1/17				235,000	217,081
			Fund American Cos., Inc.
			5.875%, due 5/15/13				155,000	144,017
			HUB International Holdings, Inc.
			9.00%, due 12/15/14		(b)		195,000	173,550
			Lumbermens Mutual Casualty Co.
			8.45%, due 12/1/97		(b) (f)		35,000	350
			9.15%, due 7/1/26		(b) (f)		535,000	5,350
			USI Holdings Corp.
			6.551%, due 11/15/14		(a) (b)		35,000	28,000
			9.75%, due 5/15/15		(b)		95,000	76,713
								645,061

			Internet (0.1%)
			Expedia, Inc.
			8.50%, due 7/1/19		(b) (e)		125,000	118,750

			Iron & Steel (0.2%)
			Allegheny Ludlum Corp.
			6.95%, due 12/15/25				20,000	18,737
			Allegheny Technologies, Inc.
			8.375%, due 12/15/11				185,000	195,758
								214,495

			Lodging (0.6%)
			Boyd Gaming Corp.
			7.75%, due 12/15/12		(e)		345,000	286,350
			MGM Mirage, Inc.
			7.50%, due 6/1/16				275,000	219,313
			MTR Gaming Group, Inc.
			Series B
			9.00%, due 6/1/12				50,000	40,625
			Wynn Las Vegas Capital Corp.
			6.625%, due 12/1/14				70,000	63,350
								609,638

			Machinery - Construction & Mining (0.1%)
			Caterpillar, Inc.
			6.05%, due 8/15/36				140,000	136,315

			Media (1.8%)
			CSC Holdings, Inc.
			6.75%, due 4/15/12		(e)		75,000	71,438
			8.50%, due 6/15/15		(b)		45,000	44,325
			CW Media Holdings, Inc.
			13.50%, due 8/15/15		(b)		45,000	42,750
			Houghton Mifflin Harcourt Publishing Co.
			7.20%, due 3/15/11				470,000	467,650
			11.25%, due 8/1/16		(b)		130,000	130,325
			ION Media Networks, Inc.
			6.041%, due 1/15/12		(a) (b)		115,000	96,744
			9.041%, due 1/15/13		(a) (b)		58,148	37,069
			LBI Media, Inc.
			8.50%, due 8/1/17		(b)		110,000	84,288
			Morris Publishing Group LLC
			7.00%, due 8/1/13				220,000	114,400
			Rainbow National Services LLC
			8.75%, due 9/1/12		(b)		90,000	91,013
			10.375%, due 9/1/14		(b)		170,000	179,988
			Time Warner Entertainment Co., L.P.
			10.15%, due 5/1/12				415,000	464,151
			Ziff Davis Media, Inc.
			(zero coupon), due 5/1/12		(c) (f) (h)		135,000	8,438
			8.873%, due 5/1/12		(c) (h)		34,092	28,978
								1,861,557

			Metal Fabricate & Hardware (0.2%)
			Metals USA, Inc.
			11.125%, due 12/1/15				75,000	77,625
			Mueller Water Products, Inc.
			7.375%, due 6/1/17				80,000	65,600
			Neenah Foundary Co.
			9.50%, due 1/1/17				150,000	112,500
								255,725

			Mining (0.8%)
			Freeport-McMoRan Copper & Gold, Inc.
			5.616%, due 4/1/15		(a)		110,000	110,530
			8.25%, due 4/1/15				55,000	57,338
			8.375%, due 4/1/17				635,000	665,163
								833,031

			Miscellaneous - Manufacturing (0.4%)
			Polypore, Inc.
			8.75%, due 5/15/12				75,000	75,188
			RBS Global, Inc./Rexnord Corp.
			9.50%, due 8/1/14				220,000	210,100
			SPX Corp.
			7.625%, due 12/15/14		(b)		85,000	86,913
								372,201

			Oil & Gas (2.0%)
			Chaparral Energy, Inc.
			8.50%, due 12/1/15				300,000	258,750
			Chesapeake Energy Corp.
			6.50%, due 8/15/17				215,000	201,025
			6.875%, due 11/15/20				25,000	23,438
			7.625%, due 7/15/13				60,000	61,050
			Forest Oil Corp.
			7.25%, due 6/15/19				110,000	103,400
			8.00%, due 12/15/11				200,000	203,000
			Hilcorp Energy I, L.P./Hilcorp Finance Co.
			9.00%, due 6/1/16		(b)		100,000	98,000
			Linn Energy LLC
			9.875%, due 7/1/18		(b)		100,000	98,250
			Mariner Energy, Inc.
			7.50%, due 4/15/13				230,000	217,925
			Newfield Exploration Co.
			6.625%, due 9/1/14				15,000	14,175
			6.625%, due 4/15/16				15,000	13,988
			7.125%, due 5/15/18				115,000	108,675
			Parker Drilling Co.
			9.625%, due 10/1/13				80,000	83,600
			Petroquest Energy, Inc.
			10.375%, due 5/15/12				120,000	123,600
			SandRidge Energy, Inc.
			8.00%, due 6/1/18		(b)		90,000	89,100
			Stone Energy Corp.
			6.75%, due 12/15/14				100,000	86,750
			Venoco, Inc.
			8.75%, due 12/15/11				45,000	43,763
			Whiting Petroleum Corp.
			7.00%, due 2/1/14				300,000	288,750
								2,117,239

			Oil & Gas Services (0.3%)
			Allis-Chalmers Energy, Inc.
			8.50%, due 3/1/17				70,000	63,525
			9.00%, due 1/15/14				70,000	66,500
			Complete Production Services, Inc.
			8.00%, due 12/15/16				180,000	178,650
								308,675

			Pharmaceuticals (0.4%)
			GlaxoSmithKline Capital, Inc.
			5.65%, due 5/15/18				50,000	49,995
			Medco Health Solutions, Inc.
			7.25%, due 8/15/13				240,000	251,765
			Warner Chilcott Corp.
			8.75%, due 2/1/15				110,000	111,650
								413,410

			Pipelines (0.8%)
			ANR Pipeline Co.
			9.625%, due 11/1/21				145,000	178,822
			Copano Energy LLC
			8.125%, due 3/1/16				115,000	112,125
			Copano Energy LLC/Copano Energy Finance Corp.
			7.75%, due 6/1/18		(b)		55,000	52,113
			El Paso Natural Gas Co.
			7.50%, due 11/15/26				25,000	24,858
			7.625%, due 8/1/10				205,000	208,907
			MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
			Series B
			6.875%, due 11/1/14				145,000	135,213
			8.50%, due 7/15/16				40,000	39,900
			8.75%, due 4/15/18		(b)		70,000	69,650
								821,588

			Real Estate Investment Trusts (0.5%)
			Host Hotels & Resorts, L.P.
			6.875%, due 11/1/14				115,000	102,350
			Host Marriott, L.P.
			Series M
			7.00%, due 8/15/12				20,000	18,800
			Omega Healthcare Investors, Inc.
			7.00%, due 4/1/14				145,000	138,838
			Trustreet Properties, Inc.
			7.50%, due 4/1/15				230,000	246,063
								506,051

			Retail (0.5%)
			CVS Caremark Corp.
			5.789%, due 1/10/26		(b)		96,913	86,834
			Harry & David Holdings, Inc.
			9.00%, due 3/1/13				60,000	46,800
			Rite Aid Corp.
			8.625%, due 3/1/15				160,000	102,800
			9.375%, due 12/15/15				80,000	52,000
			9.50%, due 6/15/17				80,000	51,400
			Sbarro, Inc.
			10.375%, due 2/1/15				35,000	28,700
			Toys "R" Us, Inc.
			7.625%, due 8/1/11				145,000	128,688
								497,222

			Retail - Propane Distributors (0.2%)
			Star Gas Partners, L.P./Star Gas Finance Co.
			Series B
			10.25%, due 2/15/13				171,000	164,160

			Software (0.1%)
			SS&C Technologies, Inc.
			11.75%, due 12/1/13				145,000	152,250

			Telecommunications (1.7%)
			Centennial Cellular Operating Co./Centennial Communications Corp.
			10.125%, due 6/15/13				170,000	176,800
			Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations
			8.125%, due 2/1/14				10,000	10,100
			GCI, Inc.
			7.25%, due 2/15/14				135,000	117,450
			Lucent Technologies, Inc.
			6.45%, due 3/15/29				360,000	253,800
			New Cingular Wireless Services, Inc.
			8.75%, due 3/1/31				150,000	174,690
			Nextel Communications, Inc.
			Series F
			5.95%, due 3/15/14				60,000	45,600
			Series D
			7.375%, due 8/1/15				100,000	77,000
			Qwest Communications International, Inc.
			7.25%, due 2/15/11				215,000	205,863
			Series B
			7.50%, due 2/15/14				190,000	175,275
			Qwest Corp.
			5.625%, due 11/15/08				15,000	14,925
			7.50%, due 10/1/14				180,000	165,150
			7.50%, due 6/15/23				195,000	159,900
			8.875%, due 3/15/12				100,000	99,750
			Sprint Nextel Corp.
			6.00%, due 12/1/16				140,000	117,950
			Windstream Regatta Holdings, Inc.
			11.00%, due 12/1/17		(b)		40,000	26,000
								1,820,253

			Textiles (0.3%)
			INVISTA
			9.25%, due 5/1/12		(b)		355,000	358,550

			Transportation (0.2%)
			KAR Holdings, Inc.
			8.75%, due 5/1/14				10,000	8,625
			10.00%, due 5/1/15				190,000	157,700
								166,325

			Trucking & Leasing (0.1%)
			Greenbrier Cos., Inc.
			8.375%, due 5/15/15				70,000	63,438

			Total Corporate Bonds
			(Cost $28,780,838)					26,740,293

							Principal
							Amount	Value
			Corporate Bonds - Foreign (14.8%)
			Argentina (0.1%)
			Telecom Personal S.A.
			9.25%, due 12/22/10		(b)		100,000	100,250

			Bahamas (0.1%)
			Ultrapetrol, Ltd.
			9.00%, due 11/24/14				100,000	92,500

			Bermuda (1.3%)
			AES China Generating Co., Ltd.
			8.25%, due 6/26/10				430,000	399,350
			Asia Aluminum Holdings, Ltd.
			8.00%, due 12/23/11		(b)		500,000	475,000
			Citic Resources Finance, Ltd.
			6.75%, due 5/15/14		(b)		200,000	184,500
			Noble Group, Ltd.
			8.50%, due 5/30/13		(b)		210,000	207,900
			Shanghai Real Estate, Ltd.
			8.625%, due 4/24/13				200,000	122,230
								1,388,980

			Brazil (0.4%)
			Companhia de Saneamento Basico do Estado de Sao Paulo
			7.50%, due 11/3/16		(b)		215,000	221,450
			Independencia International, Ltd.
			9.875%, due 1/31/17				250,000	239,063
								460,513

			Canada (2.1%)
			Angiotech Pharmaceuticals, Inc.
			6.432%, due 12/1/13		(a)		60,000	53,400
			CanWest MediaWorks, Inc.
			8.00%, due 9/15/12				70,000	60,900
			CanWest MediaWorks, L.P.
			9.25%, due 8/1/15		(b)		120,000	93,000
			Catalyst Paper Corp.
			Series D
			8.625%, due 6/15/11				210,000	172,200
			Nortel Networks, Ltd.
			10.75%, due 7/15/16				115,000	112,700
			10.75%, due 7/15/16		(b)		90,000	88,200
			Nova Chemicals Corp.
			5.953%, due 11/15/13		(a)		65,000	54,925
			NXP B.V./NXP Funding LLC
			7.875%, due 10/15/14				550,000	457,875
			Quebecor Media, Inc.
			7.75%, due 3/15/16				290,000	267,525
			Quebecor World, Inc.
			8.75%, due 3/15/16		(b) (f)		5,000	2,225
			9.75%, due 1/15/15		(b) (e) (f)		160,000	72,800
			Shaw Communications, Inc.
			7.50%, due 11/20/13			C$	225,000	235,152
			Sun Media Corp.
			7.625%, due 2/15/13				$210,000	199,500
			Videotron, Ltd.
			9.125%, due 4/15/18		(b)		255,000	265,838
			Videotron, Ltee
			6.375%, due 12/15/15				120,000	111,300
								2,247,540

			Cayman Islands (1.7%)
			Braskem Finance, Ltd.
			7.25%, due 6/5/18		(b)		280,000	278,600
			Marfrig Overseas, Ltd.
			Series Reg S
			9.625%, due 11/16/16				250,000	240,938
			Odebrecht Finance, Ltd.
			7.50%, due 10/18/17		(b)		250,000	252,500
			Shimao Property Holdings, Ltd.
			8.00%, due 12/1/16		(b)		350,000	227,500
			8.00%, due 12/1/16				200,000	131,305
			Vale Overseas, Ltd.
			6.25%, due 1/11/16				200,000	198,573
			6.25%, due 1/23/17				65,000	63,907
			Votorantim Overseas IV
			7.75%, due 6/24/20				400,000	426,360
								1,819,683

			Chile (0.3%)
			AES Gener S.A.
			7.50%, due 3/25/14		(e)		250,000	267,796

			Germany (0.3%)
			Dresdner Bank A.G. for Kyivstar GSM
			7.75%, due 4/27/12		(b)		275,000	276,155

			Israel (0.2%)
			Israel Electric Corp., Ltd.
			7.25%, due 1/15/19		(b)		200,000	198,102

			Luxembourg (3.1%)
			ALROSA Finance S.A.
			8.875%, due 11/17/14				200,000	206,136
			Evraz Group S.A.
			8.875%, due 4/24/13		(b)		150,000	145,875
			9.50%, due 4/24/18		(b)		240,000	231,312
			FMC Finance III S.A.
			6.875%, due 7/15/17				215,000	206,400
			Gaz Capital for Gazprom
			Series E
			4.56%, due 12/9/12				€500,000	705,746
			Millicom International Cellular S.A.
			10.00%, due 12/1/13				$165,000	173,663
			Norilsk Nickel Finance Luxembourg S.A.
			7.125%, due 9/30/09				200,000	204,166
			OJSC Vimpel Communications
			8.25%, due 5/23/16		(b)		300,000	286,495
			RSHB Capital S.A. for OJSC Russian Agricultural Bank
			6.97%, due 9/21/16		(a)		100,000	96,140
			Steel Capital S.A. for OAO Severstal
			9.75%, due 7/29/13		(b)		140,000	140,070
			Tengizchevroil Finance Co. S.A.R.L.
			6.124%, due 11/15/14		(b)		92,864	88,220
			TNK-BP Finance S.A.
			7.50%, due 7/18/16		(b)		215,000	195,113
			7.875%, due 3/13/18		(b)		400,000	370,000
			VTB Capital S.A.
			6.875%, due 5/29/18		(b)		250,000	239,375
								3,288,711

			Mexico (0.7%)
			Grupo Televisa S.A.
			6.00%, due 5/15/18		(b)		290,000	281,406
			6.625%, due 3/18/25				500,000	473,450
								754,856

			Netherlands (1.5%)
			ATF Capital B.V.
			9.25%, due 2/21/14		(b)		810,000	805,950
			Coca-Cola HBC Finance B.V.
			5.125%, due 9/17/13				50,000	50,259
			Intergen N.V.
			9.00%, due 6/30/17		(b)		210,000	214,200
			Majapahit Holding B.V.
			7.25%, due 6/28/17		(b)		100,000	89,000
			7.75%, due 10/17/16		(b)		100,000	93,000
			Temir Capital B.V.
			9.50%, due 5/21/14		(b)		300,000	244,500
			TuranAlem Finance B.V.
			7.75%, due 4/25/13		(b)		100,000	80,000
								1,576,909

			Panama (0.2%)
			AES El Salvador Trust
			6.75%, due 2/1/16		(b)		200,000	177,937

			Philippines (0.2%)
			National Power Corp.
			6.875%, due 11/2/16		(b)		200,000	193,000

			Republic of Kazakhstan (0.2%)
			KazMunaiGaz Finance Sub B.V.
			8.375%, due 7/2/13		(b)		250,000	254,688

			Russia (0.5%)
			OAO Gazprom
			9.625%, due 3/1/13		(b)		160,000	175,600
			Raspadskaya Securities, Ltd.
			7.50%, due 5/22/12				250,000	236,300
			Siberian Oil Co.
			Series Reg S
			10.75%, due 1/15/09				100,000	102,000
								513,900

			United Kingdom (1.4%)
			BSKYB Finance UK PLC
			6.50%, due 10/15/35		(b)		95,000	87,037
			Galaxy Entertainment Finance Co., Ltd.
			9.875%, due 12/15/12		(b)		135,000	130,275
			Series Reg S
			9.875%, due 12/15/12				500,000	475,000
			Independent News & Media Finance, Ltd.
			5.75%, due 5/17/09				€300,000	449,237
			Inmarsat Finance PLC
			(zero coupon), due 11/15/12			$
			10.375%, beginning 11/15/08				250,000	251,250
			NTL Cable PLC
			9.125%, due 8/15/16				45,000	41,625
								1,434,424

			Venezuela (0.5%)
			Petroleos de Venezuela S.A.
			5.25%, due 4/12/17				200,000	133,300
			5.50%, due 4/12/37				670,000	371,850
								505,150

			Total Corporate Bonds - Foreign
			(Cost $16,262,905)					15,551,094

							Principal
							Amount	Value
			Foreign Government Bonds (19.4%)
			Argentina (0.6%)
			Republic of Argentina
			(zero coupon), due 12/15/35		(a)		2,000,000	192,000
			8.28%, due 12/31/33				545,190	422,522
								614,522

			Austria (1.0%)
			Republic of Austria
			4.65%, due 1/15/18				€643,000	1,012,662

			Brazil (1.5%)
❖			Federal Republic of Brazil
			8.25%, due 1/20/34				$1,321,000	1,624,830

			Colombia (0.7%)
			Republic of Colombia
			7.375%, due 1/27/17				400,000	438,000
			8.125%, due 5/21/24				300,000	348,000
								786,000

			Ecuador (0.2%)
			Republic of Ecuador
			Series Reg S
			9.375%, due 12/15/15				250,000	248,750

			Egypt (0.2%)
			Republic of Egypt
			(zero coupon), due 3/3/09			EGP	1,475,000	260,330

			Germany (1.8%)
❖			Republic of Germany
			3.75%, due 1/4/17				€440,000	657,831
			5.00%, due 7/4/11				755,000	1,201,182
								1,859,013

			Greece (1.8%)
❖			Hellenic Republic
			4.50%, due 5/20/14				1,200,000	1,845,296

			Indonesia (0.2%)
			Republic of Indonesia
			7.25%, due 4/20/15		(b)		$180,000	184,275

			Lebanon (0.2%)
			Republic of Lebanon
			Series Reg S
			8.25%, due 4/12/21				275,000	262,625

			Mexico (2.4%)
❖			United Mexican States
			(zero coupon), due 11/20/08			MXN	11,360,080	1,104,011
			Series MTNA
			6.75%, due 9/27/34				$1,300,000	1,398,150
								2,502,161

			Panama (1.3%)
❖			Republic of Panama
			6.70%, due 1/26/36				243,000	247,253
			8.875%, due 9/30/27				325,000	407,063
			9.375%, due 4/1/29				550,000	719,675
								1,373,991

			Peru (1.0%)
			Republic of Peru
			6.55%, due 3/14/37				300,000	310,800
			7.35%, due 7/21/25				475,000	537,938
			8.75%, due 11/21/33		(e)		152,000	197,600
								1,046,338

			Philippines (0.7%)
			Republic of Philippines
			7.75%, due 1/14/31				200,000	219,000
			9.50%, due 2/2/30				250,000	318,125
			9.875%, due 1/15/19				150,000	188,067
								725,192

			Russia (0.6%)
			Russian Federation
			Series Reg S
			7.50%, due 3/31/30				591,000	664,875

			Turkey (1.4%)
❖			Republic of Turkey
			(zero coupon), due 1/13/10			TRY	234,000	155,323
			7.25%, due 3/15/15				$400,000	414,000
			7.375%, due 2/5/25				470,000	468,238
			9.50%, due 1/15/14				350,000	397,250
								1,434,811

			Ukraine (0.2%)
			Ukraine Government
			6.875%, due 3/4/11		(b)		175,000	169,540

			United Kingdom (1.9%)
❖			United Kingdom Treasury Bonds
			4.75%, due 9/7/15				£95,000	188,176
			5.00%, due 3/7/12				465,000	928,640
			5.00%, due 3/7/18				137,000	275,761
			6.00%, due 12/7/28				285,000	650,960
								2,043,537

			Uruguay (0.7%)
			Republic of Uruguay
			8.00%, due 11/18/22				$173,130	183,518
			9.25%, due 5/17/17				450,000	533,250
								716,768

			Venezuela (1.0%)
			Republic of Venezuela
			Series Reg S
			3.791%, due 4/20/11		(a)		200,000	178,500
			6.00%, due 12/9/20				300,000	202,500
			9.25%, due 5/7/28				475,000	401,375
			13.625%, due 8/15/18				181,000	216,295
								998,670

			Total Foreign Government Bonds
			(Cost $19,063,469)					20,374,186

							Principal
							Amount	Value
			Loan Assignments & Participations (2.6%)		(k)
			Aerospace & Defense (0.1%)
			DAE Aviation Holdings
			Tranche B1 Term Loan
			6.55%, due 7/31/14				47,479	44,630
			Tranche B2 Term Loan
			6.55%, due 7/31/14				47,041	44,219
								88,849

			Chemicals (0.1%)
			Talecris Biotherapeutics, Inc.
			2nd Lien Term Loan
			9.18%, due 12/6/14				120,000	107,700

			Health Care-Services (0.5%)
			Community Health Systems, Inc.
			New Term Loan B
			4.854%, due 7/25/14				183,762	173,859
			HCA, Inc.
			Term Loan B
			5.051%, due 11/17/13				403,850	379,451
								553,310

			Healthcare, Education & Childcare (0.1%)
			Capella Healthcare, Inc.
			1st Lien Term Loan
			6.75%, due 2/28/15				99,750	95,760

			Media (0.3%)
			Nielsen Finance LLC
			Dollar Term Loan
			4.734%, due 8/9/13				343,877	319,376

			Mining (0.1%)
			BHM Technologies LLC
			1st Lien Term Loan
			7.00%, due 7/21/13		(f)		294,894	82,570

			Real Estate (0.2%)
			LNR Property Corp.
			Initial Tranche B Term Loan
			6.03%, due 7/12/11				308,000	244,860

			Retail (0.1%)
			Neiman Marcus Group, Inc. (The)
			Term Loan B
			4.42%, due 4/6/13				123,418	115,018

			Retail Store (0.1%)
			Toys "R" Us (Delaware), Inc.
			Term Loan
			7.456%, due 1/19/13				145,000	137,810

			Software (0.2%)
			SunGard Data Systems, Inc.
			Term Loan
			4.51%, due 2/28/14				164,938	155,186

			Telecommunications (0.2%)
			Alltel Corp.
			Term Loan B3
			5.466%, due 5/15/15				158,800	157,897

			Utilities (0.6%)
			Calpine Corp.
			1st Priority Term Loan
			5.69%, due 3/26/14				343,275	322,004
			TXU Corp.
			Term Loan B2
			6.24%, due 10/31/14				228,275	214,497
			Term Loan B3
			6.26%, due 10/31/14				99,250	92,907
								629,408

			Total Loan Assignments & Participations
			(Cost $3,039,647)					2,687,744

							Principal
							Amount	Value
			Mortgage-Backed Securities (1.0%)
			Commercial Mortgage Loans (Collateralized Mortgage Obligations) (1.0%)
			Banc of America Commercial Mortgage, Inc.
			Series 2005-5, Class A2
			5.001%, due 10/10/45				295,000	293,124
			Bayview Commercial Asset Trust
			Series 2006-4A, Class A1
			2.69%, due 12/25/36		(a) (b) (c)		89,413	79,445
			LB-UBS Commercial Mortgage Trust
			Series 2004-C2, Class A2
			3.246%, due 3/15/29				425,000	421,980
			Series 2004-C7, Class A1
			3.625%, due 10/15/29				89,564	88,972
			Merrill Lynch Mortgage Trust
			Series 2004-MKB1, Class A1
			3.563%, due 2/12/42				71,637	71,487
			Timberstar Trust
			Series 2006-1, Class A
			5.668%, due 10/15/36		(b) (h)		40,000	37,508
			Wachovia Bank Commercial Mortgage Trust
			Series 2004-C14, Class A1
			3.477%, due 8/15/41				24,424	24,268

			Total Mortgage-Backed Securities
			(Cost $1,028,908)					1,016,784

							Principal
							Amount	Value

			Municipal Bonds (0.4%)
			Ohio (0.2%)
			Buckeye, Ohio, Tobacco Settlement Financing Authority
			5.75%, due 6/1/34				250,000	206,965

			Texas (0.1%)
			Harris County Texas Industrial Development Corp.
			Solid Waste Deer Park
			5.683%, due 3/1/23		(a)		120,000	120,124

			West Virginia (0.1%)
			Tobacco Settlement Finance Authority of West Virginia
			7.467%, due 6/1/47				100,000	88,991

			Total Municipal Bonds
			(Cost $462,512)					416,080

							Principal
							Amount	Value
			U.S. Government & Federal Agencies (19.0%)
			Fannie Mae (Collateralized Mortgage Obligation) (0.1%)
			Series 2006-B1, Class AB
			6.00%, due 6/25/16				108,646	111,131

			Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (0.3%)
			3.00%, due 8/1/10				69,030	68,252
			4.298%, due 3/1/35		(a)		86,287	86,913
			5.027%, due 6/1/35		(a)		199,350	199,061
								354,226

❖			Federal National Mortgage Association (9.6%)
			4.625%, due 5/1/13				135,000	128,095
			4.875%, due 5/18/12				6,450,000	6,677,511
			5.125%, due 1/2/14				150,000	144,165
			6.00%, due 9/1/23	TBA	(l)		390,000	397,191
			6.25%, due 2/1/11				2,260,000	2,302,676
			6.625%, due 9/15/09				425,000	442,050
								10,091,688

			Federal National Mortgage Association (Mortgage Pass-Through Securities) (0.9%)
			5.50%, due 9/1/38	TBA	(l)		400,000	390,375
			6.00%, due 9/1/34				79,457	80,125
			6.00%, due 9/1/35				81,579	82,349
			6.50%, due 8/1/38	TBA	(l)		390,000	400,359
								953,208

			Freddie Mac (Collateralized Mortgage Obligation) (0.2%)
			Series 2632, Class NH
			3.50%, due 6/15/13				151,699	149,255

			Government National Mortgage Association (Mortgage Pass-Through Security) (0.0%)‡
			6.00%, due 8/15/32				2	2

❖			Overseas Private Investment Corporation (1.2%)
			5.142%, due 12/15/23		(m)		1,185,663	1,242,053

❖			United States Treasury Notes (6.7%)
			3.375%, due 6/30/13		(e)		45,000	45,218
			3.875%, due 2/15/13				140,000	143,992
			3.875%, due 5/15/18		(e)		2,425,000	2,404,160
			4.125%, due 8/31/12				225,000	233,824
			4.25%, due 11/15/14		(e)		545,000	570,845
			4.75%, due 5/31/12		(e)		1,030,000	1,092,846
			4.75%, due 8/15/17		(e)		1,700,000	1,803,992
			4.875%, due 8/15/16		(e)		680,000	731,053
								7,025,930

			Total U.S. Government & Federal Agencies
			(Cost $19,803,876)					19,927,493

							Principal
							Amount	Value
			Yankee Bonds (0.5%)		(n)
			Forest Products & Paper (0.3%)
			Smurfit Capital Funding PLC
			7.50%, due 11/20/25				300,000	267,000

			Insurance (0.0%)		‡
			Fairfax Financial Holdings, Ltd.
			7.375%, due 4/15/18				10,000	9,125
			7.75%, due 7/15/37		(e)		35,000	30,975
			8.30%, due 4/15/26				10,000	9,150
								49,250

			Telecommunications (0.2%)
			Intelsat Subsidiary Holding Co., Ltd.
			8.50%, due 1/15/13		(b)		195,000	193,050

			Transportation (0.0%)		‡
			Kansas City Southern de Mexico S.A. de C.V.
			7.375%, due 6/1/14				30,000	28,875

			Total Yankee Bonds
			(Cost $552,057)					538,175

			Total Long-Term Bonds
			(Cost $96,718,217)					94,931,172

							Shares	Value
			Common Stocks (0.4%)
			Airlines (0.1%)
			Northwest Airlines, Inc.		(i)		15,923	145,855

			Diversified Financial Services (0.0%)		‡
			Adelphia Contingent Value Vehicle		(c) (f) (h) (i)		100,330	1,003

			Media (0.1%)
			Haights Cross Communications, Inc.		(c) (g) (h) (i)		15,988	54,359

			Mining (0.1%)
			Grupo Mexico SAB de C.V.				81,000	149,040

			Retail (0.0%)		‡
			Star Gas Partners, L.P.		(i)		6,125	13,781

			Software (0.1%)
			Quadramed Corp.		(c) (i)		5,117	46,769

			Telecommunications (0.0%)		‡
			Loral Space & Communications, Ltd.		(i)		1,760	29,093

			Total Common Stocks
			(Cost $768,529)					439,900

							Shares	Value
			Convertible Preferred Stocks (2.1%)
			Banks (0.5%)
			Bank of America Corp.
			7.25% Series L				581	542,073

			Chemicals (0.3%)
			Celanese Corp.
			4.25%				6,435	319,305

			Diversified Financial Services (0.4%)
			Citigroup, Inc.
			6.50% Series T		(e)		9,330	412,759

			Insurance (0.2%)
			MetLife, Inc.
			6.375%				7,200	181,296

			Mining (0.1%)
			Freeport-McMoRan Copper & Gold, Inc.
			6.75%				910	127,609

			Pharmaceuticals (0.2%)
			Schering-Plough Corp.
			6.00%				1,040	203,996

			Software (0.2%)
			QuadraMed Corp.
			5.50%		(b) (c) (g)		10,400	208,000

			Telecommunications (0.2%)
			Crown Castle International Corp.
			6.25%				4,300	238,650

			Total Convertible Preferred Stocks
			(Cost $2,513,850)					2,233,688

							Shares	Value
			Preferred Stocks (0.6%)
			Banks (0.1%)
			Wachovia Corp.
			7.50% Series L				100	87,545

			Insurance (0.2%)
			American International Group, Inc.
			8.50%				3,800	218,576

			Real Estate Investment Trusts (0.3%)
			Sovereign Real Estate Investment Corp.
			12.00%		(b) (c)		295	269,188

			Total Preferred Stocks
			(Cost $566,939)					575,309

							Number of
							Contracts	Value
			Purchased Put Option (0.0%)		‡
			Euro Dollar
			Strike Price $1.52
			Expire 9/08/08				4,000,000	11,600
			Total Purchased Put Option
			(Premium $109,600)					11,600

							Notional
							Amount	Value
			Purchased Call Swaption (0.0%)		‡
			Credit Default Swap - Dow Jones CDX N.A. HY9 Index
			Strike Price $100.00
			Expire 9/22/08		(c)		$10,000,000	3,000
			Total Purchased Call Swaption
			(Premium $122,000)					3,000

							Number of
							Warrants	Value
			Warrants (0.0%)		‡
			Media (0.0%)		‡
			Haights Cross Communications, Inc.
			Strike Price $0.001
			Expire 7/31/08		(c) (g) (h) (i)		223	756

			Total Warrants
			(Cost $36)					756

							Shares	Value
			Short-Term Investments (16.5%)
			Investment Company (10.0%)
			State Street Navigator Securities Lending Prime Portfolio		(o)		10,425,511	10,425,511
			Total Investment Company
			(Cost $10,425,511)					10,425,511

							Principal
							Amount	Value
			Time Deposit (6.5%)
			State Street Bank & Trust Co.
			1.67%, due 8/1/08				$6,843,396	6,843,396
			Total Time Deposit
			(Cost $6,843,396)					6,843,396

			Total Short-Term Investments
			(Cost $17,268,907)					17,268,907

			Total Investments
			(Cost $118,068,078)		(p)		110.1%	115,464,332
			Liabilities in Excess of
			Cash and Other Assets				(10.1)	(10,558,020)

			Net Assets				100.0%	$104,906,312

†			Percentages indicated are based on Fund net assets.
‡			Less than one-tenth of a percent.
❖			Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)			Floating rate. Rate shown is the rate in effect at July 31, 2008.
(b)			May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)			Illiquid security. The total market value of these securities at July 31, 2008 is $1,157,935, which represents 1.1% of the Fund's net assets.
(d)			Subprime mortgage investment and other asset-based securities. The total market value of these securities at July 31, 2008 is $214,212, which represents 0.2% of the Fund's net assets.
(e)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $10,195,661; cash collateral of $10,425,511 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(f)			Issue in default.
(g)			Restricted security.
(h)			Fair valued security. The total market value of these securities at July 31, 2008 is $185,492, which represents 0.2% of the Fund's net assets.
(i)			Non-income producing security.
(j)			PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(k)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(l)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2008 is $1,187,925, which represents 1.1% of the Fund's net assets.

(m)			United States Government Guaranteed Security.
(n)			Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(o)			Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)			At July 31, 2008, cost is $119,182,749 for federal income tax purposes and net unrealized depreciation is as follows:
			Gross unrealized appreciation				$2,651,688
			Gross unrealized depreciation				(6,370,105)
			Net unrealized depreciation				$(3,718,417)

	The following abbreviations are used in the above portfolio:
	C$	-	Canadian Dollar
	EGP	-	Egyptian Pound
		€-	Euro
		£-	British Pound Sterling
	MXN	-	Mexican Peso
	TRY	-	New Turkish Lira

MainStay Diversified Income Fund
Foreign currency forward contracts open at July 31, 2008:
				Unrealized
		Contract Amount	Contract	Appreciation/
		Purchased	Amount Sold	(Depreciation)
Foreign Currency Buy Contracts
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	BRL	1,000,000	$579,039	$40,170
Euro vs. U.S. Dollar, expiring 8/15/08		€432,048	676,739	(3,195)
Indian Rupee vs. U.S. Dollar, expiring 10/7/08	INR	23,569,650	585,000	(37,326)
Turkish Lira vs. U.S. Dollar, expiring 10/23/08	TRY	223,794	180,000	6,442
			Contract
		Contract Amount	Amount
		Sold	Purchased
Foreign Currency Sale Contracts
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	BRL	1,000,000	$601,866	(17,343)
Euro vs. U.S. Dollar, expiring 8/28/08		€4,300,246	6,729,630	30,281
Indian Rupee vs. U.S. Dollar, expiring 10/7/08	INR	23,569,650	569,522	21,848
Pound Sterling vs. U.S. Dollar, expiring 8/15/08		£594,270	1,177,367	397
Pound Sterling vs. U.S. Dollar, expiring 8/28/08		£482,356	957,197	2,798
Unrealized appreciation on foreign currency forward contracts				$44,072

Foreign currency held at July 31, 2008:
	Currency		Cost	Value
Argentinian Peso	ARS	28,422	$9,209	$9,334
Canadian Dollar	C$	8,438	8,508	8,240
Egyptian Pound	EGP	1,044	189	197
Mexican Peso	MXN	37,863	3,674	3,772
				$21,543

MainStay Diversified Income Fund
Restricted securities held at July 31, 2008:
		Shares/Principal
	Date(s) of	Amount/Number		7/31/2008	Percentage of
Security	Acquisition	of Warrants	Cost	Value	Net Assets
At Home Corp.
Convertible Bond	7/25/01	$504,238	$8,348	$50	0.0	%(a)
Haights Cross Communications, Inc.
Common Stock	8/31/07	15,988	181,730	54,359	0.1
Warrants	8/31/07	223	36	756	0.0	(a)
QuadraMed Corp.
Covertible Preferred Stock	6/16/04	10,400	253,700	208,000	0.2
			$443,814	$263,165	0.3%
(a) Less than one-tenth of a percent.

	MainStay Equity Index Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (95.8%)	†
	Aerospace & Defense (2.6%)
	Boeing Co. (The)			21,632	$1,321,932
	General Dynamics Corp.			11,459	1,021,455
	Goodrich Corp.			3,637	178,722
	Honeywell International, Inc.			21,266	1,081,163
	L-3 Communications Holdings, Inc.			3,561	351,435
	Lockheed Martin Corp.			9,692	1,011,166
	Northrop Grumman Corp.			9,814	661,365
	Precision Castparts Corp.			3,963	370,263
	Raytheon Co.			12,135	690,846
	Rockwell Collins, Inc.			4,643	230,711
	United Technologies Corp.			27,954	1,788,497
					8,707,555

	Air Freight & Logistics (0.9%)
	C.H. Robinson Worldwide, Inc.			4,932	237,722
	Expeditors International of Washington, Inc.			6,100	216,611
	FedEx Corp.	(a)		8,946	705,303
	United Parcel Service, Inc. Class B			29,340	1,850,767
					3,010,403

	Airlines (0.1%)
	Southwest Airlines Co.	(a)		21,004	327,452

	Auto Components (0.2%)
	Goodyear Tire & Rubber Co. (The)	(b)		7,081	139,000
	Johnson Controls, Inc.			17,087	515,344
					654,344

	Automobiles (0.2%)
	Ford Motor Co.	(a) (b)		63,932	306,874
	General Motors Corp.	(a)		16,256	179,954
	Harley-Davidson, Inc.	(a)		6,807	257,577
					744,405

	Beverages (2.5%)
	Anheuser-Busch Cos., Inc.			20,521	1,390,503
	Brown-Forman Corp. Class B	(a)		2,397	172,488
	Coca-Cola Co. (The)			57,372	2,954,658
	Coca-Cola Enterprises, Inc.			8,489	143,719
	Constellation Brands, Inc. Class A	(b)		5,601	120,534
	Molson Coors Brewing Co. Class B			4,006	216,204
	Pepsi Bottling Group, Inc. (The)			3,936	109,618
	PepsiCo, Inc.			45,575	3,033,472
					8,141,196

	Biotechnology (1.7%)
	Amgen, Inc.	(b)		31,234	1,956,185
	Biogen Idec, Inc.	(b)		8,437	588,565
	Celgene Corp.	(b)		12,568	948,758
	Genzyme Corp.	(b)		7,718	591,585
	Gilead Sciences, Inc.	(b)		26,501	1,430,524
					5,515,617

	Building Products (0.1%)
	Masco Corp.			10,379	171,150

	Capital Markets (2.8%)
	Ameriprise Financial, Inc.			6,368	270,640
	Bank of New York Mellon Corp. (The)			32,847	1,166,068
	Charles Schwab Corp. (The)			26,649	609,996
	E*TRADE Financial Corp.	(a) (b)		14,301	43,189
	Federated Investors, Inc. Class B			2,593	85,206
	Franklin Resources, Inc.			4,528	455,562
	Goldman Sachs Group, Inc. (The)			11,331	2,085,357
	Janus Capital Group, Inc.	(a)		4,351	132,009
	Legg Mason, Inc.			4,102	165,516
	Lehman Brothers Holdings, Inc.	(a)		19,939	345,742
	Merrill Lynch & Co., Inc.	(a)		28,304	754,302
	Morgan Stanley			31,795	1,255,267
	Northern Trust Corp.			5,539	432,984
	State Street Corp.			12,242	877,017
	T. Rowe Price Group, Inc.	(a)		7,435	444,985
					9,123,840

	Chemicals (2.0%)
	Air Products & Chemicals, Inc.			6,042	575,259
	Ashland, Inc.			1,617	67,542
	Dow Chemical Co. (The)			26,666	888,244
	E.I. du Pont de Nemours & Co.			25,850	1,132,488
	Eastman Chemical Co.			2,173	130,293
	Ecolab, Inc.			5,147	230,071
	Hercules, Inc.			3,398	68,130
	International Flavors & Fragrances, Inc.			2,335	93,914
	Monsanto Co.			15,741	1,874,911
	PPG Industries, Inc.			4,732	286,948
	Praxair, Inc.			9,016	845,070
	Rohm & Haas Co.			3,574	268,050
	Sigma-Aldrich Corp.	(a)		3,748	227,654
					6,688,574

	Commercial Banks (2.5%)
	BB&T Corp.	(a)		15,685	439,494
	Comerica, Inc.			4,426	127,115
	Fifth Third Bancorp	(a)		16,516	230,729
	First Horizon National Corp.	(a)		5,511	51,803
	Huntington Bancshares, Inc.	(a)		11,187	78,533
	KeyCorp			13,986	147,552
	M&T Bank Corp.	(a)		2,222	156,384
	Marshall & Ilsley Corp.	(a)		7,625	115,900
	National City Corp.	(a)		22,542	106,624
	PNC Financial Services Group, Inc.			9,963	710,262
	Regions Financial Corp.	(a)		19,925	188,889
	SunTrust Banks, Inc.			10,071	413,515
	U.S. Bancorp			49,926	1,528,235
	Wachovia Corp.	(a)		61,337	1,059,290
	Wells Fargo & Co.			94,844	2,870,928
	Zions Bancorp	(a)		3,132	91,674
					8,316,927

	Commercial Services & Supplies (0.5%)
	Allied Waste Industries, Inc.	(b)		9,964	120,564
	Avery Dennison Corp.			3,086	135,815
	Cintas Corp.	(a)		3,765	107,077
	Equifax, Inc.			3,685	129,307
	Monster Worldwide, Inc.	(b)		3,794	67,306
	Pitney Bowes, Inc.	(a)		5,926	187,795
	R.R. Donnelley & Sons Co.			6,115	163,271
	Robert Half International, Inc.			4,558	115,272
	Waste Management, Inc.			14,130	502,180
					1,528,587

	Communications Equipment (2.5%)
	Ciena Corp.	(b)		2,554	52,791
	Cisco Systems, Inc.	(b)		169,608	3,729,680
	Corning, Inc.			45,247	905,392
	JDS Uniphase Corp.	(b)		6,378	69,712
	Juniper Networks, Inc.	(b)		15,038	391,439
	Motorola, Inc.			64,800	559,872
	QUALCOMM, Inc.			46,483	2,572,369
	Tellabs, Inc.	(b)		12,294	63,191
					8,344,446

	Computers & Peripherals (4.7%)
	Apple, Inc.	(b)		25,326	4,025,568
	Dell, Inc.	(b)		58,015	1,425,429
	EMC Corp.	(b)		59,388	891,414
	Hewlett-Packard Co.			70,813	3,172,422
❖	International Business Machines Corp.			39,403	5,042,796
	Lexmark International, Inc. Class A	(b)		2,818	98,855
	NetApp, Inc.	(b)		9,849	251,642
	QLogic Corp.	(b)		3,762	70,876
	SanDisk Corp.	(b)		6,687	94,287
	Sun Microsystems, Inc.	(b)		22,447	238,612
	Teradata Corp.	(b)		5,144	120,472
					15,432,373

	Construction & Engineering (0.2%)
	Fluor Corp.			5,088	413,909
	Jacobs Engineering Group, Inc.	(b)		3,500	270,690
					684,599

	Construction Materials (0.1%)
	Vulcan Materials Co.	(a)		3,183	204,317

	Consumer Finance (0.6%)
	American Express Co.			33,252	1,234,314
	Capital One Financial Corp.	(a)		10,813	452,632
	Discover Financial Services			14,098	206,536
	SLM Corp.	(b)		13,394	229,439
					2,122,921

	Containers & Packaging (0.1%)
	Ball Corp.			2,784	124,111
	Bemis Co., Inc.	(a)		2,976	83,804
	Pactiv Corp.	(a) (b)		3,876	93,450
	Sealed Air Corp.			4,587	99,538
					400,903

	Distributors (0.1%)
	Genuine Parts Co.			4,692	188,196

	Diversified Consumer Services (0.1%)
	Apollo Group, Inc. Class A	(b)		3,943	245,609
	H&R Block, Inc.			9,305	226,391
					472,000

	Diversified Financial Services (3.9%)
❖	Bank of America Corp.			130,919	4,307,235
	CIT Group, Inc.	(a)		8,388	71,130
	Citigroup, Inc.			156,338	2,921,957
	CME Group, Inc.			1,549	557,841
	IntercontinentalExchange, Inc.	(b)		2,000	199,600
❖	JPMorgan Chase & Co.			99,187	4,029,968
	Leucadia National Corp.			5,100	228,327
	Moody's Corp.	(a)		5,862	204,056
	NYSE Euronext			7,600	359,024
					12,879,138

	Diversified Telecommunication Services (2.6%)
❖	AT&T, Inc.			170,582	5,255,631
	CenturyTel, Inc.			3,177	118,153
	Embarq Corp.			4,248	194,431
	Qwest Communications International, Inc.	(a)		43,697	167,359
	Verizon Communications, Inc.			81,812	2,784,880
	Windstream Corp.	(a)		12,879	153,518
					8,673,972

	Electric Utilities (2.1%)
	Allegheny Energy, Inc.			4,790	231,836
	American Electric Power Co., Inc.			11,540	455,830
	Duke Energy Corp.			36,331	638,699
	Edison International			9,343	451,641
	Entergy Corp.			5,487	586,670
	Exelon Corp.			18,795	1,477,663
	FirstEnergy Corp.			8,706	640,326
	FPL Group, Inc.			11,714	755,904
	Pepco Holdings, Inc.			5,900	147,146
	Pinnacle West Capital Corp.			2,843	95,440
	PPL Corp.			10,667	500,922
	Progress Energy, Inc.			7,485	316,690
	Southern Co. (The)			22,063	780,810
					7,079,577

	Electrical Equipment (0.5%)
	Cooper Industries, Ltd. Class A			4,953	208,868
	Emerson Electric Co.			22,451	1,093,364
	Rockwell Automation, Inc.			4,251	189,212
					1,491,444

	Electronic Equipment & Instruments (0.4%)
	Agilent Technologies, Inc.	(b)		10,354	373,365
	Applied Biosystems, Inc.			4,919	181,659
	Jabil Circuit, Inc.			6,048	98,340
	Molex, Inc.			4,118	101,015
	Tyco Electronics, Ltd.			13,724	454,813
					1,209,192

	Energy Equipment & Services (3.1%)
	Baker Hughes, Inc.			8,825	731,681
	BJ Services Co.			8,426	247,724
	Cameron International Corp.	(b)		6,200	296,112
	ENSCO International, Inc.			4,128	285,410
	Halliburton Co.	(a)		25,046	1,122,562
	Nabors Industries, Ltd.	(b)		8,078	294,524
	National Oilwell Varco, Inc.	(b)		11,928	937,899
	Noble Corp.			7,732	401,059
	Rowan Cos., Inc.			3,329	132,494
	Schlumberger, Ltd.			34,312	3,486,099
	Smith International, Inc.			5,742	427,090
	Transocean, Inc.	(b)		9,198	1,251,204
	Weatherford International, Ltd.	(b)		19,514	736,263
					10,350,121

	Food & Staples Retailing (2.6%)
	Costco Wholesale Corp.			12,492	782,999
	CVS Caremark Corp.			41,005	1,496,683
	Kroger Co. (The)			18,951	535,934
	Safeway, Inc.			12,531	334,828
	SUPERVALU, Inc.			6,188	158,537
	Sysco Corp.			17,232	488,700
	Walgreen Co.			28,423	976,046
	Wal-Mart Stores, Inc.			66,790	3,915,230
	Whole Foods Market, Inc.	(a)		4,049	89,766
					8,778,723

	Food Products (1.6%)
	Archer-Daniels-Midland Co.			18,487	529,283
	Campbell Soup Co.			6,196	225,410
	ConAgra Foods, Inc.			13,091	283,813
	Dean Foods Co.	(a) (b)		4,482	95,467
	General Mills, Inc.			9,594	617,758
	H.J. Heinz Co.			9,091	458,005
	Hershey Co. (The)			4,909	180,504
	Kellogg Co.			7,274	385,958
	Kraft Foods, Inc. Class A			43,494	1,383,979
	McCormick & Co., Inc.			3,734	149,733
	Sara Lee Corp.			20,242	276,506
	Tyson Foods, Inc. Class A			8,032	119,677
	Wm. Wrigley Jr. Co.			6,196	489,236
					5,195,329

	Gas Utilities (0.1%)
	Nicor, Inc.	(a)		1,374	54,713
	Questar Corp.			4,959	262,232
					316,945

	Health Care Equipment & Supplies (2.1%)
	Baxter International, Inc.			17,989	1,234,225
	Becton, Dickinson & Co.			6,985	593,096
	Boston Scientific Corp.	(b)		38,654	459,596
	C.R. Bard, Inc.	(a)		2,837	263,387
	Covidien, Ltd.			14,324	705,314
	Hospira, Inc.	(b)		4,539	173,208
	Intuitive Surgical, Inc.	(b)		1,100	342,419
	Medtronic, Inc.			32,289	1,705,828
	St. Jude Medical, Inc.	(b)		9,749	454,108
	Stryker Corp.			6,845	439,381
	Varian Medical Systems, Inc.	(b)		3,602	216,120
	Zimmer Holdings, Inc.	(b)		6,630	456,873
					7,043,555

	Health Care Providers & Services (1.9%)
	Aetna, Inc.			13,912	570,531
	AmerisourceBergen Corp.			4,642	194,361
	Cardinal Health, Inc.			10,296	553,204
	CIGNA Corp.			8,059	298,344
	Coventry Health Care, Inc.	(b)		4,360	154,213
	DaVita, Inc.	(b)		2,400	134,040
	Express Scripts, Inc.	(b)		7,444	525,100
	Humana, Inc.	(b)		5,006	219,813
	Laboratory Corp. of America Holdings	(b)		3,168	214,093
	McKesson Corp.			8,010	448,480
	Medco Health Solutions, Inc.	(b)		14,522	720,001
	Patterson Cos., Inc.	(b)		3,478	108,618
	Quest Diagnostics, Inc.			4,526	240,602
	Tenet Healthcare Corp.	(b)		14,264	82,589
	UnitedHealth Group, Inc.			35,287	990,859
	WellPoint, Inc.	(b)		15,099	791,943
					6,246,791

	Health Care Technology (0.0%)	‡
	IMS Health, Inc.			5,413	113,132

	Hotels, Restaurants & Leisure (1.2%)
	Carnival Corp.			12,493	461,491
	Darden Restaurants, Inc.			4,136	134,710
	International Game Technology			8,889	192,980
	Marriott International, Inc. Class A			8,592	222,619
	McDonald's Corp.			32,602	1,949,274
	Starbucks Corp.	(b)		20,923	307,359
	Starwood Hotels & Resorts Worldwide, Inc.			5,383	184,583
	Wendy's International, Inc.			2,636	60,496
	Wyndham Worldwide Corp.			5,262	94,400
	Yum! Brands, Inc.			13,585	486,615
					4,094,527

	Household Durables (0.4%)
	Black & Decker Corp.			1,712	102,754
	Centex Corp.			3,561	52,275
	D.R. Horton, Inc.	(a)		8,231	91,529
	Fortune Brands, Inc.			4,454	255,259
	Harman International Industries, Inc.			1,794	73,859
	KB Home	(a)		2,420	42,568
	Leggett & Platt, Inc.	(a)		4,755	92,723
	Lennar Corp. Class A	(a)		4,183	50,614
	Newell Rubbermaid, Inc.			7,947	131,364
	Pulte Homes, Inc.			6,380	77,900
	Snap-on, Inc.	(a)		1,700	95,693
	Stanley Works (The)			2,276	101,236
	Whirlpool Corp.			2,169	164,193
					1,331,967

	Household Products (2.3%)
	Clorox Co. (The)			3,989	217,401
	Colgate-Palmolive Co.			14,633	1,086,793
	Kimberly-Clark Corp.			11,986	693,150
❖	Procter & Gamble Co. (The)			87,696	5,742,334
					7,739,678

	Independent Power Producers & Energy Traders (0.3%)
	AES Corp. (The)	(b)		19,285	311,260
	Constellation Energy Group, Inc.			5,145	427,858
	Dynegy, Inc. Class A	(b)		14,238	95,822
					834,940

	Industrial Conglomerates (3.2%)
	3M Co.			20,184	1,420,752
❖	General Electric Co.			286,233	8,097,532
	Textron, Inc.			7,186	312,375
	Tyco International, Ltd.			13,824	615,997
					10,446,656

	Insurance (3.3%)
	ACE, Ltd.			2,686	136,180
	Aflac, Inc.			13,637	758,354
	Allstate Corp. (The)			15,770	728,889
	American International Group, Inc.			77,218	2,011,529
	Aon Corp.			8,534	390,857
	Assurant, Inc.			2,713	163,106
	Chubb Corp. (The)			10,449	501,970
	Cincinnati Financial Corp.			4,671	130,041
	Genworth Financial, Inc. Class A			12,444	198,731
	Hartford Financial Services Group, Inc. (The)			9,023	571,968
	Lincoln National Corp.			7,419	353,886
	Loews Corp.			10,429	464,716
	Marsh & McLennan Cos., Inc.			14,639	413,552
	MBIA, Inc.	(a)		5,870	34,809
	MetLife, Inc.			20,369	1,034,134
	Principal Financial Group, Inc.	(a)		7,395	314,361
	Progressive Corp. (The)			19,407	392,992
	Prudential Financial, Inc.			12,548	865,436
	SAFECO Corp.			2,556	169,105
	Torchmark Corp.			2,545	147,737
	Travelers Cos., Inc. (The)			17,360	765,923
	Unum Group			9,945	240,271
	XL Capital, Ltd. Class A	(a)		5,256	94,030
					10,882,577

	Internet & Catalog Retail (0.3%)
	Amazon.com, Inc.	(b)		8,921	681,029
	Expedia, Inc.	(b)		6,000	117,420
	IAC/InterActiveCorp.	(b)		5,178	90,408
					888,857

	Internet Software & Services (1.5%)
	Akamai Technologies, Inc.	(a) (b)		4,856	113,339
	eBay, Inc.	(b)		31,718	798,342
	Google, Inc. Class A	(b)		6,721	3,184,074
	VeriSign, Inc.	(a) (b)		5,562	180,987
	Yahoo!, Inc.	(b)		39,708	789,792
					5,066,534

	Investment Companies (0.0%)	‡
	American Capital, Ltd.	(a)		5,810	118,059

	IT Services (1.0%)
	Affiliated Computer Services, Inc. Class A	(b)		2,806	135,249
	Automatic Data Processing, Inc.			14,866	634,927
	Cognizant Technology Solutions Corp. Class A	(b)		8,276	232,307
	Computer Sciences Corp.	(b)		4,306	203,975
	Convergys Corp.	(b)		3,774	47,930
	Electronic Data Systems Corp.			14,403	357,338
	Fidelity National Information Services, Inc.			5,032	95,356
	Fiserv, Inc.	(a) (b)		4,660	222,841
	Mastercard, Inc. Class A			1,700	415,055
	Paychex, Inc.			9,249	304,477
	Total System Services, Inc.			5,786	113,290
	Unisys Corp.	(b)		10,439	38,520
	Western Union Co. (The)			21,232	586,852
					3,388,117

	Leisure Equipment & Products (0.1%)
	Eastman Kodak Co.	(a)		8,257	120,882
	Hasbro, Inc.			4,002	154,957
	Mattel, Inc.			10,369	207,898
					483,737

	Life Sciences Tools & Services (0.3%)
	Millipore Corp.	(b)		1,552	109,183
	PerkinElmer, Inc.			3,502	101,908
	Thermo Fisher Scientific, Inc.	(b)		11,964	724,061
	Waters Corp.	(b)		2,851	193,697
					1,128,849

	Machinery (1.8%)
	Caterpillar, Inc.			17,678	1,228,975
	Cummins, Inc.			5,794	384,374
	Danaher Corp.			7,351	585,507
	Deere & Co.			12,380	868,581
	Dover Corp.			5,433	269,640
	Eaton Corp.			4,679	332,396
	Illinois Tool Works, Inc.			11,359	532,169
	Ingersoll-Rand Co., Ltd. Class A			9,220	331,920
	ITT Corp.			5,233	350,402
	Manitowoc Co., Inc. (The)			3,700	97,532
	PACCAR, Inc.			10,446	439,359
	Pall Corp.			3,589	145,067
	Parker Hannifin Corp.			4,865	300,073
	Terex Corp.	(b)		2,903	137,399
					6,003,394

	Media (2.6%)
	CBS Corp. Class B			19,581	320,345
	Comcast Corp. Class A			85,019	1,753,092
	DIRECTV Group, Inc. (The)	(b)		20,389	550,911
	Gannett Co., Inc.	(a)		6,594	119,483
	Interpublic Group of Cos., Inc. (The)	(b)		13,572	119,298
	McGraw-Hill Cos., Inc. (The)			9,236	375,628
	Meredith Corp.			1,136	29,036
	New York Times Co. (The) Class A	(a)		4,381	55,157
	News Corp. Class A			66,095	933,922
	Omnicom Group, Inc.			9,184	392,065
	Scripps Networks Interactive Class A	(b)		2,593	105,120
	Time Warner, Inc.			102,779	1,471,795
	Viacom, Inc. Class B	(b)		18,141	506,678
	Walt Disney Co. (The)			54,660	1,658,931
	Washington Post Co. Class B			189	116,849
					8,508,310

	Metals & Mining (1.2%)
	AK Steel Holding Corp.			3,200	203,200
	Alcoa, Inc.			23,448	791,370
	Allegheny Technologies, Inc.			2,934	138,749
	Freeport-McMoRan Copper & Gold, Inc. Class B	(a)		10,995	1,063,766
	Newmont Mining Corp.			13,037	625,255
	Nucor Corp.			8,999	514,923
	Titanium Metals Corp.			2,700	30,402
	United States Steel Corp.	(a)		3,372	540,734
					3,908,399

	Multiline Retail (0.7%)
	Big Lots, Inc.	(a) (b)		2,441	74,353
	Dillard's, Inc. Class A	(a)		1,822	18,420
	Family Dollar Stores, Inc.	(a)		4,170	97,161
	J.C. Penney Co., Inc.			6,328	195,092
	Kohl's Corp.	(b)		8,797	368,682
	Macy's, Inc.			12,106	227,714
	Nordstrom, Inc.	(a)		5,005	143,844
	Sears Holdings Corp.	(a) (b)		1,971	159,651
	Target Corp.			22,382	1,012,338
					2,297,255

	Multi-Utilities (1.1%)
	Ameren Corp.			6,102	250,731
	CenterPoint Energy, Inc.			9,383	147,970
	CMS Energy Corp.	(a)		6,704	90,504
	Consolidated Edison, Inc.	(a)		7,782	308,945
	Dominion Resources, Inc.			16,640	735,155
	DTE Energy Co.			4,636	190,076
	Integrys Energy Group, Inc.			2,208	112,740
	NiSource, Inc.			7,884	134,659
	PG&E Corp.			10,242	394,624
	Public Service Enterprise Group, Inc.			14,628	611,450
	Sempra Energy			7,222	405,588
	TECO Energy, Inc.			6,056	112,339
	Xcel Energy, Inc.			12,409	248,925
					3,743,706

	Office Electronics (0.1%)
	Xerox Corp.			25,852	352,621

	Oil, Gas & Consumable Fuels (10.4%)
	Anadarko Petroleum Corp.			13,475	780,337
	Apache Corp.			9,603	1,077,169
	Cabot Oil & Gas Corp.			2,800	123,228
	Chesapeake Energy Corp.			13,795	691,819
❖	Chevron Corp.			59,402	5,023,033
	ConocoPhillips			44,277	3,613,889
	CONSOL Energy, Inc.	(a)		5,285	393,151
	Devon Energy Corp.			12,789	1,213,548
	El Paso Corp.			20,215	362,455
	EOG Resources, Inc.			7,111	714,869
❖	ExxonMobil Corp.			151,794	12,208,791
	Hess Corp.			8,040	815,256
	Marathon Oil Corp.			20,365	1,007,457
	Massey Energy Co.			2,300	170,775
	Murphy Oil Corp.			5,497	438,276
	Noble Energy, Inc.			4,900	361,963
	Occidental Petroleum Corp.			23,583	1,859,048
	Peabody Energy Corp.			7,839	530,308
	Range Resources Corp.			4,400	213,664
	Southwestern Energy Co.	(b)		9,800	355,838
	Spectra Energy Corp.			18,158	493,353
	Sunoco, Inc.	(a)		3,318	134,744
	Tesoro Corp.	(a)		4,000	61,760
	Valero Energy Corp.			15,150	506,162
	Williams Cos., Inc.			16,790	538,120
	XTO Energy, Inc.			14,666	692,675
					34,381,688

	Paper & Forest Products (0.2%)
	International Paper Co.	(a)		12,323	341,594
	MeadWestvaco Corp.			5,119	137,240
	Weyerhaeuser Co.			6,071	324,556
					803,390

	Personal Products (0.2%)
	Avon Products, Inc.			12,243	519,103
	Estee Lauder Cos., Inc. (The) Class A			3,383	149,190
					668,293

	Pharmaceuticals (6.0%)
	Abbott Laboratories			44,330	2,497,552
	Allergan, Inc.			8,837	458,905
	Barr Pharmaceuticals, Inc.	(b)		3,098	204,406
	Bristol-Myers Squibb Co.			56,815	1,199,933
	Eli Lilly & Co.			28,452	1,340,374
	Forest Laboratories, Inc.	(b)		8,746	310,570
❖	Johnson & Johnson			80,959	5,543,263
	King Pharmaceuticals, Inc.	(b)		7,389	85,047
	Merck & Co., Inc.			61,665	2,028,779
	Mylan, Inc.	(a) (b)		8,771	113,760
	Pfizer, Inc.			194,200	3,625,714
	Schering-Plough Corp.			46,505	980,325
	Watson Pharmaceuticals, Inc.	(a) (b)		3,132	90,546
	Wyeth			38,313	1,552,443
					20,031,617

	Real Estate Investment Trusts (1.2%)
	Apartment Investment & Management Co. Class A			2,612	89,252
	AvalonBay Communities, Inc.			2,184	217,767
	Boston Properties, Inc.			3,485	335,222
	Developers Diversified Realty Corp.			3,412	109,048
	Equity Residential			7,805	336,942
	General Growth Properties, Inc.	(a)		7,643	209,495
	HCP, Inc.			6,700	241,669
	Host Hotels & Resorts, Inc.			14,960	196,126
	Kimco Realty Corp.			7,417	261,746
	Plum Creek Timber Co., Inc.			4,908	239,118
	ProLogis	(a)		7,556	369,337
	Public Storage	(a)		3,568	292,184
	Simon Property Group, Inc.			6,413	594,036
	Vornado Realty Trust			3,864	367,350
					3,859,292

	Real Estate Management & Development (0.0%)	‡
	CB Richard Ellis Group, Inc. Class A	(b)		5,150	72,358
	Forestar Real Estate Group, Inc.	(b)		1	18
					72,376

	Road & Rail (1.1%)
	Burlington Northern Santa Fe Corp.			8,429	877,712
	CSX Corp.			11,600	783,928
	Norfolk Southern Corp.			10,770	774,578
	Ryder System, Inc.			1,624	107,119
	Union Pacific Corp.			14,816	1,221,431
					3,764,768

	Semiconductors & Semiconductor Equipment (2.4%)
	Advanced Micro Devices, Inc.	(a) (b)		17,408	73,288
	Altera Corp.			8,626	189,341
	Analog Devices, Inc.			8,319	253,813
	Applied Materials, Inc.			38,961	674,805
	Broadcom Corp. Class A	(b)		12,807	311,082
	Intel Corp.			164,476	3,649,722
	KLA-Tencor Corp.			5,026	188,927
	Linear Technology Corp.			6,386	198,285
	LSI Corp.	(a) (b)		18,337	127,259
	MEMC Electronic Materials, Inc.	(b)		6,523	301,428
	Microchip Technology, Inc.	(a)		5,300	169,229
	Micron Technology, Inc.	(b)		21,811	105,347
	National Semiconductor Corp.			6,233	130,581
	Novellus Systems, Inc.	(b)		3,031	61,741
	NVIDIA Corp.	(b)		15,974	182,743
	Teradyne, Inc.	(b)		5,347	50,101
	Texas Instruments, Inc.			38,002	926,489
	Xilinx, Inc.	(a)		7,985	198,268
					7,792,449

	Software (3.3%)
	Adobe Systems, Inc.	(b)		15,297	632,531
	Autodesk, Inc.	(a) (b)		6,465	206,169
	BMC Software, Inc.	(b)		5,451	179,283
	CA, Inc.			11,189	266,970
	Citrix Systems, Inc.	(b)		5,306	141,352
	Compuware Corp.	(b)		7,542	82,962
	Electronic Arts, Inc.	(b)		9,127	394,104
	Intuit, Inc.	(b)		9,168	250,561
❖	Microsoft Corp.			229,982	5,915,137
	Novell, Inc.	(b)		10,268	57,193
	Oracle Corp.	(b)		113,866	2,451,535
	Symantec Corp.	(b)		24,147	508,777
					11,086,574

	Specialty Retail (1.4%)
	Abercrombie & Fitch Co. Class A			2,456	135,620
	AutoNation, Inc.	(a) (b)		4,250	43,860
	AutoZone, Inc.	(b)		1,185	154,394
	Bed Bath & Beyond, Inc.	(a) (b)		7,430	206,777
	Best Buy Co., Inc.	(a)		9,906	393,466
	GameStop Corp. Class A	(b)		4,600	186,346
	Gap, Inc. (The)	(a)		12,888	207,755
	Home Depot, Inc. (The)			48,727	1,161,164
	Limited Brands, Inc.			8,623	142,193
	Lowe's Cos., Inc.	(a)		41,983	853,095
	Office Depot, Inc.	(b)		8,016	54,509
	RadioShack Corp.			4,033	67,270
	Sherwin-Williams Co. (The)			2,861	152,348
	Staples, Inc.			20,168	453,780
	Tiffany & Co.			3,728	140,881
	TJX Cos., Inc.	(a)		12,168	410,183
					4,763,641

	Telecommunications (0.0%)	‡
	Frontier Communications Corp.			9,675	111,843

	Textiles, Apparel & Luxury Goods (0.4%)
	Coach, Inc.	(b)		9,784	249,590
	Jones Apparel Group, Inc.			2,528	42,319
	Liz Claiborne, Inc.			2,680	35,028
	NIKE, Inc. Class B	(a)		10,901	639,671
	Polo Ralph Lauren Corp.			1,661	98,281
	VF Corp.	(a)		2,473	177,017
					1,241,906

	Thrifts & Mortgage Finance (0.4%)
	Fannie Mae	(a)		30,568	351,532
	Freddie Mac	(a)		18,521	151,317
	Guaranty Financial Group, Inc.	(b)		1	3
	Hudson City Bancorp, Inc.			14,907	272,202
	MGIC Investment Corp.	(a)		3,508	22,451
	Sovereign Bancorp, Inc.	(a)		14,140	134,613
	Washington Mutual, Inc.	(a)		42,580	226,951
					1,159,069

	Tobacco (1.6%)
	Altria Group, Inc.			60,124	1,223,523
	Lorillard, Inc.	(b)		4,995	335,214
	Philip Morris International, Inc.			60,624	3,131,230
	Reynolds American, Inc.			4,912	274,237
	UST, Inc.			4,268	224,539
					5,188,743

	Trading Companies & Distributors (0.1%)
	W.W. Grainger, Inc.			1,897	169,800

	Wireless Telecommunication Services (0.3%)
	American Tower Corp. Class A	(b)		11,400	477,660
	Sprint Nextel Corp.			81,819	666,007
					1,143,667

	Total Common Stocks
	(Cost $178,017,711)				317,615,023

				Shares	Value
	Short-Term Investments (10.2%)

	Investment Company (6.0%)
	State Street Navigator Securities Lending Prime Portfolio	(c)		20,115,908	20,115,908
	Total Investment Company
	(Cost $20,115,908)				20,115,908

				Principal
				Amount	Value
	U.S. Government (4.2%)
	United States Treasury Bills
	1.617%, due 10/16/08	(d)		$11,700,000	11,660,302
	1.651%, due 10/30/08	(d) (e)		2,200,000	2,190,936

	Total U.S. Government
	(Cost $13,857,933)				13,851,238

	Total Short-Term Investments
	(Cost $33,973,841)				33,967,146

	Total Investments
	(Cost $211,991,552)	(g)		106.0%	351,582,169

	Liabilities in Excess of
	Cash and Other Assets			(6.0)	(19,923,397)

	Net Assets			100.0%	$331,658,772

				Contracts	Unrealized
				Long	Depreciation (f)
	Futures Contracts (-0.2%)
	Standard & Poor's 500 Index
	Mini September 2008			214	$(605,472)

	Total Futures Contracts
	(Settlement Value $13,557,970)				$(605,472)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $19,366,991; cash collateral of $20,115,908 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Non-income producing security.
(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is segregated as collateral for futures contracts.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(g)	At July 31, 2008, cost is $218,316,779 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation			$157,863,448
	Gross unrealized depreciation			(24,598,058)
	Net unrealized appreciation			$133,265,390

	MainStay Global High Income Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Bonds (92.3%)	†
	Corporate Bonds (25.2%)
	Argentina (0.3%)
	Telecom Personal S.A.
	9.25%, due 12/22/10	(a)		$500,000	$501,250

	Bahamas (0.2%)
	Ultrapetrol, Ltd.
	9.00%, due 11/24/14			450,000	416,250

	Bermuda (1.5%)
	AES China Generating Co., Ltd.
	8.25%, due 6/26/10			950,000	882,286
	Asia Aluminum Holdings, Ltd.
	Series Reg S
	8.00%, due 12/23/11			985,000	925,900
	Noble Group, Ltd.
	8.50%, due 5/30/13	(a)		790,000	782,100
	Shanghai Real Estate, Ltd.
	8.625%, due 4/24/13			250,000	152,788
					2,743,074

	Brazil (1.1%)
	Companhia de Saneamento Basico do Estado de Sao Paulo
	7.50%, due 11/3/16	(a)		630,000	648,900
	Independencia International, Ltd.
	9.875%, due 1/31/17			1,000,000	956,250
	ISA Capital do Brasil S.A.
	8.80%, due 1/30/17	(a)		350,000	367,500
					1,972,650

	Canada (2.1%)
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11	(a)		500,000	475,000
	ATF Capital B.V.
	9.25%, due 2/21/14	(a)		2,100,000	2,089,500
	Citic Resources Finance, Ltd.
	6.75%, due 5/15/14	(a)		1,475,000	1,360,688
					3,925,188

	Cayman Islands (3.6%)
	Braskem Finance, Ltd.
	7.25%, due 6/5/18	(a)		1,020,000	1,014,900
	Marfrig Overseas, Ltd.
	Series Reg S
	9.625%, due 11/16/16			1,000,000	963,750
	Shimao Property Holdings, Ltd.
	8.00%, due 12/1/16	(a)		500,000	325,000
	8.00%, due 12/1/16			500,000	328,263
	Vale Overseas, Ltd.
	6.25%, due 1/11/16			650,000	645,364
	6.25%, due 1/23/17			1,430,000	1,405,955
	Votorantim Overseas IV
	7.75%, due 6/24/20			1,000,000	1,065,900
	Xinao Gas Holdings, Ltd.
	7.375%, due 8/5/12			1,045,000	1,036,235
					6,785,367

	Chile (0.3%)
	AES Gener S.A.
	7.50%, due 3/25/14	(b)		550,000	589,162

	Colombia (0.3%)
	AES Chivor S.A. E.S.P.
	9.75%, due 12/30/14	(a)		500,000	561,300

	Israel (0.3%)
	Israel Electric Corp., Ltd.
	7.25%, due 1/15/19	(a)		600,000	594,307

	Kazakhstan (0.5%)
	KazMunaiGaz Finance Sub B.V.
	8.375%, due 7/2/13	(a)		950,000	967,813

	Luxembourg (7.1%)
	ALROSA Finance S.A.
	8.875%, due 11/17/14			500,000	515,340
	Evraz Group S.A.
	8.875%, due 4/24/13	(a)		1,000,000	972,500
	9.50%, due 4/24/18	(a)		1,050,000	1,011,990
	Gazprom International S.A.
	7.201%, due 2/1/20	(a)		2,093,177	2,085,328
	Norilsk Nickel Finance Luxembourg S.A.
	7.125%, due 9/30/09			700,000	714,581
	OJSC Vimpel Communications
	8.25%, due 5/23/16	(a)		900,000	859,500
	Series Reg S
	8.25%, due 5/23/16			500,000	477,500
	RSHB Capital S.A. for OJSC Russian Agricultural Bank
	6.97%, due 9/21/16	(c)		300,000	288,420
	Steel Capital SA for OAO Severstal
	9.75%, due 7/29/13	(a)		940,000	940,470
	Tengizchevroil Finance Co. S.A.R.L.
	6.124%, due 11/15/14	(a)		297,164	282,305
	TNK-BP Finance S.A.
	7.50%, due 7/18/16	(a)		980,000	889,350
	7.875%, due 3/13/18	(a)		3,500,000	3,237,500
	VTB Capital S.A.
	6.875%, due 5/29/18	(a)		1,000,000	957,500
					13,232,284

	Mexico (0.6%)
	America Movil SAB de C.V.
	5.50%, due 3/1/14			400,000	392,642
	Grupo Televisa S.A.
	6.00%, due 5/15/18	(a)		750,000	727,774
					1,120,416

	Netherlands (1.8%)
	Intergas Finance B.V.
	6.375%, due 5/14/17	(a)		500,000	423,750
	6.875%, due 11/4/11	(a)		570,000	555,750
	Majapahit Holding B.V.
	7.25%, due 6/28/17	(a)		400,000	356,000
	7.75%, due 10/17/16	(a)		100,000	93,000
	Paiton Energy Funding B.V.
	9.34%, due 2/15/14	(a)		500,000	500,000
	Series Reg S
	9.34%, due 2/15/14			836,579	836,579
	Temir Capital B.V.
	9.50%, due 5/21/14	(a)		400,000	326,000
	TuranAlem Finance B.V.
	7.75%, due 4/25/13	v		300,000	240,000
					3,331,079

	Panama (0.1%)
	AES El Salvador Trust
	6.75%, due 2/1/16	(a)		300,000	266,914

	Philippines (0.2%)
	National Power Corp.
	6.875%, due 11/2/16	(a)		300,000	289,500
	Philippine Long Distance Telephone Co.
	8.35%, due 3/6/17			70,000	76,650
					366,150

	Russia (1.7%)
	NPC Irkut
	8.25%, due 4/10/09			750,000	746,250
	OAO Gazprom
	9.625%, due 3/1/13	(a)		1,000,000	1,097,500
	Raspadskaya Securities, Ltd.
	7.50%, due 5/22/12			1,500,000	1,417,800
					3,261,550

	United States (2.3%)
	Freeport-McMoRan Copper & Gold, Inc.
	8.375%, due 4/1/17			1,000,000	1,047,500
	Pemex Project Funding Master Trust
	7.375%, due 12/15/14			2,960,000	3,235,822
					4,283,322

	Venezuela (0.7%)
	Petroleos de Venezuela S.A.
	5.25%, due 4/12/17			1,500,000	999,750
	5.50%, due 4/12/37			515,000	285,825
					1,285,575

	Virgin Islands (0.5%)
	Galaxy Entertainment Finance Co., Ltd.
	Series Reg S
	9.875%, due 12/15/12			1,000,000	950,000

	Total Corporate Bonds
	(Cost $48,850,372)				47,153,651

				Principal
				Amount	Value
	Governments & Federal Agencies (67.1%)
	Argentina (4.8%)
❖	Republic of Argentina
	(zero coupon), due 12/15/35	(c)		26,929,323	2,585,215
	1.33%, due 12/31/38,
	2.50%, beginning 3/1/09,
	3.75%, beginning 3/1/19,
	5.25%, beginning 3/1/29			6,000,000	2,004,000
	3.092%, due 8/3/12	(c) (d)		1,700,000	1,378,700
	8.28%, due 12/31/33			3,905,576	3,026,821
					8,994,736

	Brazil (9.0%)
❖	Federal Republic of Brazil
	8.25%, due 1/20/34			8,885,000	10,928,543
	Series B
	8.875%, due 4/15/24			1,475,000	1,865,875
	10.125%, due 5/15/27			1,500,000	2,123,250
	12.25%, due 3/6/30			1,140,000	1,926,600
					16,844,268

	Colombia (3.4%)
❖	Republic of Colombia
	4.52%, due 11/16/15	(c)		500,000	517,500
	8.125%, due 5/21/24			2,830,000	3,282,800
	10.00%, due 1/23/12			1,000,000	1,160,000
	10.375%, due 1/28/33			500,000	728,750
	11.75%, due 2/25/20			430,000	626,725
					6,315,775

	Dominican Republic (0.6%)
	Dominican Republic
	9.04%, due 1/23/18	(a)		655,786	654,147
	Series Reg S
	9.04%, due 1/23/18			546,488	545,122
					1,199,269

	Ecuador (0.5%)
	Republic of Ecuador
	Series Reg S
	9.375%, due 12/15/15			1,000,000	995,000

	Egypt (1.4%)
	Republic of Egypt
	(zero coupon), due 1/20/09		EGP	4,700,000	840,028
	(zero coupon), due 3/3/09			10,525,000	1,857,611
					2,697,639

	El Salvador (0.3%)
	Republic of El Salvador
	7.75%, due 1/24/23	(a)		$100,000	104,500
	Series Reg S
	7.75%, due 1/24/23			100,000	104,500
	8.25%, due 4/10/32	(a)		250,000	261,250
					470,250

	Indonesia (2.1%)
	Republic of Indonesia
	6.625%, due 2/17/37	(a)		2,000,000	1,740,000
	7.25%, due 4/20/15	(a)		550,000	563,063
	Series Reg S
	7.25%, due 4/20/15			1,500,000	1,533,683
					3,836,746

	Jamaica (0.5%)
	Jamaica Government
	8.00%, due 6/24/19			900,000	848,250

	Lebanon (0.8%)
	Republic of Lebanon
	Series Reg S
	8.25%, due 4/12/21			1,650,000	1,575,750

	Mexico (1.2%)
	United Mexican States
	(zero coupon), due 11/20/08		MXN	23,871,330	2,319,897

	Panama (4.4%)
❖	Republic of Panama
	6.70%, due 1/26/36			$558,000	567,765
	7.125%, due 1/29/26			925,000	985,125
	8.875%, due 9/30/27			920,000	1,152,300
	9.375%, due 4/1/29			4,157,000	5,439,435
					8,144,625

	Peru (5.8%)
❖	Republic of Peru
	7.35%, due 7/21/25			7,535,000	8,533,388
	8.75%, due 11/21/33	(b)		1,762,000	2,290,600
					10,823,988

	Philippines (6.6%)
❖	Republic of Philippines
	7.75%, due 1/14/31			1,400,000	1,533,000
	8.00%, due 1/15/16			650,000	718,250
	9.375%, due 1/18/17			830,000	998,075
	9.50%, due 2/2/30			4,660,000	5,929,850
	9.875%, due 1/15/19			1,130,000	1,416,771
	10.625%, due 3/16/25			1,290,000	1,752,723
					12,348,669

	Russia (5.1%)
❖	Russian Federation
	7.50%, due 3/31/30	(a)		27,782	31,220
	Series Reg S
	7.50%, due 3/31/30			4,653,879	5,235,614
	Series Reg S
	11.00%, due 7/24/18			3,010,000	4,220,773
					9,487,607

	Turkey (7.3%)
❖	Republic of Turkey
	(zero coupon), due 1/13/10		TRY	1,614,000	1,071,332
	6.875%, due 3/17/36	(b)		$2,200,000	2,021,250
	7.00%, due 6/5/20			300,000	290,250
	7.25%, due 3/15/15			1,510,000	1,562,850
	7.375%, due 2/5/25			4,725,000	4,707,281
	9.00%, due 6/30/11			1,000,000	1,082,500
	9.50%, due 1/15/14			1,300,000	1,475,500
	11.00%, due 1/14/13			550,000	644,875
	11.75%, due 6/15/10			700,000	779,625
					13,635,463

	Ukraine (0.8%)
	Ukraine Government
	6.75%, due 11/14/17	(a)		1,200,000	1,065,600
	6.875%, due 3/4/11	(a)		350,000	339,080
					1,404,680

	United States (0.1%)
	United States Treasury Note
	4.25%, due 11/15/14	(b)		240,000	251,381

	Uruguay (3.9%)
❖	Republic of Uruguay
	8.00%, due 11/18/22			1,741,201	1,845,673
	9.25%, due 5/17/17			4,565,000	5,409,525
					7,255,198

	Venezuela (8.5%)
❖	Republic of Venezuela
	Series Reg S
	3.791%, due 4/20/11	(c)		1,750,000	1,561,875
	6.00%, due 12/9/20			6,500,000	4,387,500
	Series Reg S
	7.00%, due 12/1/18			1,000,000	773,000
	8.50%, due 10/8/14			4,670,000	4,296,400
	9.25%, due 5/7/28			4,600,000	3,887,000
	10.75%, due 9/19/13			680,000	697,000
	13.625%, due 8/15/18			200,000	239,000
					15,841,775

	Total Governments & Federal Agencies
	(Cost $122,082,657)				125,290,966

	Total Long-Term Bonds
	(Cost $170,933,029)				172,444,617

				Shares	Value
	Common Stock (0.2%)
	Mexico (0.2%)
	Grupo Mexico SAB de C.V.			165,000	303,600

	Total Common Stock
	(Cost $397,365)				303,600

				Notional
				Amount	Value
	Purchased Call Swaption (0.0%)	‡
	United States (0.0%)	‡
	Credit Default Swap - Dow Jones CDX N.A. HY9 Index
	Strike Price $100.00
	Expire 9/22/08	(e)		$5,000,000	1,500

	Total Purchased Call Swaption
	(Cost $61,000)				1,500

				Shares	Value
	Short-Term Investments (8.8%)

	Investment Company (2.6%)
	State Street Navigator Securities Lending Prime Portfolio	(f)		4,881,617	4,881,617

	Total Investment Company
	(Cost $4,881,617)				4,881,617

				Principal
				Amount	Value
	Time Deposit (6.2%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08			$11,472,294	11,472,294

	Total Time Deposit
	(Cost $11,472,294)				11,472,294

	Total Short-Term Investments
	(Cost $16,353,911)				16,353,911

	Total Investments
	(Cost $187,745,305)	(h)		101.3%	189,103,628
	Liabilities in Excess of
	Cash and Other Assets			(1.3)	(2,364,432)
	Net Assets			100.0%	$186,739,196

Swap Agreements held at July 31, 2008:
	Notional	Net Unrealized
	Amount	Depreciation (g)

Agreement to receive from the counterparty at the notional amount in the event of default of Argentine Republic Bond, 8.28%, due 12/31/2033 and the Fund will pay a fixed rate equal to 5.50%.
Counterparty: Credit Suisse International
Expiration Date: 7/20/2009	$6,000,000	$(23,400)

Total Swap Agreements	$6,000,000	$(23,400)

†		Percentages indicated are based on Fund net assets.
‡		Less than one-tenth of a percent.
❖		Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)		May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $4,766,687; cash collateral of $4,881,617 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)		Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)		Fair valued security. The total market value of this security at July 31, 2008 is $1,378,700, which represents 0.7% of the Fund's net assets.
(e)		Illiquid security. The total market value of this security at July 31, 2008 is $1,500, which represents less than one-tenth of a percent of the Fund's net assets.
(f)		Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)		Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(h)		At July 31, 2008, cost is $187,798,722 for federal income tax purposes and net unrealized appreciation is as follows:
		Gross unrealized appreciation	$8,294,766
		Gross unrealized depreciation	(6,989,860)
		Net unrealized appreciation	$1,304,906

The following abbreviations are used in the above portfolio:
EGP	-	Egyptian Pound
MXN	-	Mexican Peso
TRY	-	New Turkish Lira

MainStay Global High Income Fund

Foreign Currency Forward Contracts open at July 31, 2008:
		Contract	Contract	Unrealized
		Amount	Amount	Appreciation/
Foreign Currency Buy Contracts:		Purchased	Sold	(Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	BRR	3,300,000	$1,910,828	$132,560
Indian Rupee vs. U.S. Dollar, expiring 10/7/08	INR	40,290,000	1,000,000	(63,806)
New Mexican Peso vs. U.S. Dollar, expiring 11/21/08	MXN	26,715,000	2,500,000	117,471
Turkish Lira vs. U.S. Dollar, expiring 10/23/08	TRY	1,174,919	945,000	33,821

		Contract	Contract
		Amount	Amount
Foreign Currency Sale Contracts:		Sold	Purchased
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	BRR	3,300,000	$1,986,157	(57,232)
Indian Rupee vs. U.S. Dollar, expiring 10/7/08	INR	40,290,000	$973,541	37,347
Net unrealized appreciation on foreign currency forward contracts				$200,161

Foreign Currency held at July 31, 2008:
		Currency	Cost	Value
Argentinian Peso	ARS	178,821	$57,929	$58,726
Egyptian Pound	EGP	34,469	6,253	6,494
New Mexican Peso	MXN	76,803	7,453	7,651
			$71,635	$72,871

	MainStay Government Fund
	Portfolio of Investments			July 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Bonds (99.9%)		†
	Asset-Backed Securities (3.1%)
	Consumer Loans (0.7%)
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23			$2,275,000	$2,237,757

	Credit Cards (0.5%)
	Chase Issuance Trust
	Series 2006-C4, Class C4
	2.75%, due 1/15/14		(a)	1,000,000	898,937
	Citibank Credit Card Issuance Trust
	Series 2006-C4, Class C4
	2.68%, due 1/9/12		(a)	615,000	589,531
					1,488,468

	Diversified Financial Services (1.2%)
	Massachusetts RRB Special Purpose Trust
	Series 2001-1, Class A
	6.53%, due 6/1/15			3,388,267	3,568,422

	Home Equity (0.7%)
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36		(b)	950,000	925,327
	Series 2006-1, Class A3
	5.706%, due 7/25/36		(b)	1,190,000	1,158,352
					2,083,679

	Total Asset-Backed Securities
	(Cost $9,413,859)				9,378,326

				Principal
				Amount	Value
	Corporate Bonds (1.5%)
	Insurance (0.5%)
	Fund American Cos., Inc.
	5.875%, due 5/15/13			1,480,000	1,375,127

	Media (1.0%)
	TCI Communications, Inc.
	8.75%, due 8/1/15			2,795,000	3,064,871

	Total Corporate Bonds
	(Cost $4,757,059)				4,439,998

				Principal
				Amount	Value
	Mortgage-Backed Securities (1.6%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (1.3%)
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45			2,060,000	2,046,898
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28		(c)	620,000	548,041
	GS Mortgage Securities Corp. II
	Series 2001-ROCK, Class A1
	6.22%, due 5/3/18		(c)	1,182,999	1,212,797

					3,807,736
	Residential Mortgages (Collateralized Mortgage Obligations) (0.3%)
	Citigroup Mortgage Loan Trust, Inc.
	Series 2006-AR6, Class 1A1
	6.058%, due 8/25/36		(a)	1,114,889	944,565

	Total Mortgage-Backed Securities
	(Cost $5,048,979)				4,752,301

				Principal
				Amount	Value

	Municipal Bond (0.6%)
	Texas (0.6%)
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23		(a)	1,720,000	1,721,772

	Total Municipal Bond
	(Cost $1,723,704)				1,721,772

				Principal
				Amount	Value
	U.S. Government & Federal Agencies (93.1%)

	Fannie Mae (Collateralized Mortgage Obligation) (0.6%)
	Series 2006-B1, Class AB
	6.00%, due 6/25/16			1,829,824	1,871,686

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) (1.3%)
	Series 2003-T1, Class B
	4.491%, due 11/25/12			3,865,000	3,842,050

	Fannie Mae Strip (Collateralized Mortgage Obligations) (0.3%)
	Series 360, Class 2, IO
	5.00%, due 8/1/35		(f)	2,386,873	644,842
	Series 361, Class 2, IO
	6.00%, due 10/1/35		(f)	420,948	120,353
					765,195

	Federal Home Loan Bank (5.3%)
	4.50%, due 2/20/15			5,100,000	5,035,352
	5.125%, due 8/14/13			5,140,000	5,383,430
	5.50%, due 7/15/36			5,400,000	5,637,211
					16,055,993

	Federal Home Loan Mortgage Corporation (3.8%)
	4.75%, due 11/17/15			1,615,000	1,646,475
❖	5.20%, due 3/5/19			9,975,000	9,918,891
					11,565,366

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (11.1%)
	3.00%, due 8/1/10			3,717,026	3,675,103
	4.298%, due 3/1/35		(a)	149,734	150,820
	5.00%, due 1/1/20			1,170,806	1,158,709
	5.00%, due 6/1/33			5,108,693	4,888,137
	5.00%, due 8/1/33			3,686,824	3,523,260
	5.00%, due 5/1/36			4,808,827	4,574,447
	5.027%, due 6/1/35		(a)	2,382,394	2,378,943
	5.50%, due 1/1/21			2,776,387	2,791,950
	5.50%, due 11/1/35			1,998,322	1,960,209
	5.50%, due 1/1/36			6,475,473	6,351,967
	5.50%, due 11/1/36			771,514	755,473
	5.659%, due 2/1/37		(a)	425,444	429,691
	6.50%, due 4/1/37			714,910	735,091
					33,373,800
	Federal Housing Administration (0.5%)
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	2.56%, due 2/25/42		(a) (c) (d) (e)	1,648,853	1,582,899

	Federal National Mortgage Association (1.5%)
	4.00%, due 9/2/08			4,530,000	4,529,465

	Federal National Mortgage Association (Mortgage Pass-Through Securities) (37.7%)
	4.381%, due 4/1/34		(a)	1,309,459	1,320,451
❖	4.50%, due 7/1/18			13,051,246	12,722,416
❖	4.50%, due 11/1/18			8,133,844	7,928,909
	4.717%, due 11/1/34		(a)	544,503	555,504
	5.00%, due 9/1/17			4,714,909	4,683,875
	5.00%, due 9/1/20			720,934	712,133
❖	5.00%, due 1/1/36			8,637,188	8,237,808
	5.00%, due 2/1/36			2,028,739	1,934,931
	5.00%, due 6/1/36			699,581	665,921
	5.00%, due 9/1/36			1,356,475	1,293,752
	5.50%, due 1/1/17			367,439	371,910
❖	5.50%, due 2/1/17			7,523,176	7,621,101
	5.50%, due 6/1/19			2,417,959	2,440,580
	5.50%, due 11/1/19			2,591,874	2,616,122
	5.50%, due 4/1/21			5,695,411	5,736,235
❖	5.50%, due 6/1/33			9,892,474	9,739,346
	5.50%, due 11/1/33			4,358,642	4,291,174
	5.50%, due 12/1/33			4,957,170	4,880,437
	5.50%, due 6/1/34			1,764,171	1,734,106
	5.50%, due 12/1/34			1,053,997	1,036,035
	5.50%, due 3/1/35			3,805,065	3,740,221
	5.50%, due 7/1/37			983,166	963,130
	6.00%, due 12/1/16			650,682	667,051
	6.00%, due 11/1/32			2,231,461	2,257,889
	6.00%, due 1/1/33			1,611,551	1,629,630
	6.00%, due 3/1/33			1,671,556	1,688,219
	6.00%, due 9/1/34			474,471	478,460
	6.00%, due 9/1/35			4,226,919	4,259,096
	6.00%, due 10/1/35			1,130,307	1,138,396
	6.00%, due 6/1/36			4,000,628	4,024,882
	6.00%, due 11/1/36			4,118,386	4,143,354
	6.00%, due 4/1/37			1,303,903	1,301,026
	6.00%, due 9/1/38	TBA	(g)	1,550,000	1,552,421
	6.50%, due 10/1/31			1,018,773	1,054,218
	6.50%, due 2/1/37			941,347	967,721
	6.50%, due 8/1/38	TBA	(g)	3,020,000	3,100,217
					113,488,677

	Government National Mortgage Association (Mortgage Pass-Through Securities) (1.7%)
	6.00%, due 8/15/32			1,714,476	1,743,058
	6.00%, due 12/15/32			980,016	995,227
	6.50%, due 8/15/28			630,375	653,543
	6.50%, due 4/15/31			1,507,924	1,562,989
					4,954,817

	Hvide Van Ommeren Tankers LLC (1.8%)
	Series I
	7.54%, due 12/14/23		(h)	2,437,000	2,661,765
	Series II
	7.54%, due 12/14/23		(h)	2,442,000	2,667,226
					5,328,991

	Overseas Private Investment Corporation (1.3%)
	5.142%, due 12/15/23		(h)	3,655,793	3,829,662

	Tennessee Valley Authority (1.7%)
	4.65%, due 6/15/35		(h)	5,605,000	5,059,208

	United States Treasury Bonds (5.7%)
	6.25%, due 8/15/23		(i)	515,000	610,195
	6.25%, due 5/15/30		(i)	5,385,000	6,560,443
	6.875%, due 8/15/25			1,410,000	1,789,709
❖	8.75%, due 8/15/20			5,860,000	8,247,950
					17,208,297

	United States Treasury Notes (18.8%)
	2.00%, due 7/15/14	T.I.P.S.	(i) (j)	4,595,800	4,788,608
❖	3.375%, due 6/30/13			9,965,000	10,013,270
	3.50%, due 2/15/18		(i)	670,000	645,556
	3.875%, due 5/15/18		(i)	5,705,000	5,655,971
	4.125%, due 8/31/12		(i)	6,005,000	6,240,510
	4.25%, due 11/15/14		(i)	3,245,000	3,398,884
❖	4.75%, due 5/31/12		(i)	8,825,000	9,363,466
❖	4.75%, due 8/15/17		(i)	12,650,000	13,423,826
	4.875%, due 7/31/11		(i)	285,000	301,610
	4.875%, due 8/15/16		(i)	2,510,000	2,698,446
					56,530,147

	Total U.S. Government & Federal Agencies
	(Cost $279,821,430)				279,986,253

	Total Long-Term Bonds
	(Cost $300,765,031)				300,278,650

				Shares	Value
	Short-Term Investments (18.1%)
	Investment Company (16.8%)
	State Street Navigator Securities Lending Prime Portfolio		(k)	50,606,224	50,606,224
	Total Investment Company
	(Cost $50,606,224)				50,606,224

				Principal
				Amount	Value
	Time Deposit (1.3%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08			$3,937,247	3,937,247
	Total Time Deposit
	(Cost $3,937,247)				3,937,247

	Total Short-Term Investments
	(Cost $54,543,471)				54,543,471

	Total Investments
	(Cost $355,308,502)		(l)	118.0%	354,822,121
	Liabilities in Excess of
	Cash and Other Assets			(18.0)	(54,100,498)

	Net Assets			100.0%	$300,721,623

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at July 31, 2008 is $2,083,679, which represents 0.7% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security. The total market value of this security at July 31, 2008 is $1,582,899, which represents 0.5% of the Fund's net assets.
(e)	Fair valued security. The total market value of this security at July 31, 2008 is $1,582,899, which represents 0.5% of the Fund's net assets.
(f)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(g)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2008 is $4,652,638, which represents 1.5% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(h)	United States Government Guaranteed Security.
(i)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $49,559,167; cash collateral of $50,606,224 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	At July 31, 2008, cost is $355,321,928 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$3,145,674
	Gross unrealized depreciation			(3,645,481)
	Net unrealized depreciation			$(499,807)

			MainStay High Yield Corporate Bond Fund
			Portfolio of Investments			July 31, 2008 unaudited
						Principal
						Amount	Value
			Long-Term Bonds (87.0%)	†
			Convertible Bonds (0.4%)
			Insurance (0.0%)	‡
			Conseco, Inc.
			3.50%, due 9/30/35
			(zero coupon), beginning 9/30/10	(a) (b)		$2,940,000	$2,421,825

			Internet (0.0%)	‡
			At Home Corp.
			4.75%, due 12/19/08	(c) (d) (e) (f)		61,533,853	6,153

			Media (0.4%)
			Sinclair Broadcast Group, Inc.
			3.00%, due 5/15/27			17,060,000	15,652,550

			Total Convertible Bonds
			(Cost $19,734,372)				18,080,528

						Principal
						Amount	Value
			Corporate Bonds (65.2%)
			Advertising (1.2%)
			Interpublic Group of Cos., Inc.
			6.25%, due 11/15/14			12,035,000	10,244,794
			7.25%, due 8/15/11			10,195,000	9,812,687
			Lamar Media Corp.
			6.625%, due 8/15/15			17,363,000	15,626,700
			6.625%, due 8/15/15			2,765,000	2,488,500
			7.25%, due 1/1/13			6,070,000	5,796,850
			Vertis, Inc.
			(zero coupon), due 4/1/09			9,565,000	7,843,300
							51,812,831

			Aerospace & Defense (0.8%)
			BE Aerospace, Inc.
			8.50%, due 7/1/18			8,490,000	8,765,925
			Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
			8.50%, due 4/1/15			8,545,000	8,545,000
			9.75%, due 4/1/17	(b)		5,430,000	5,362,125
			Sequa Corp.
			11.75%, due 12/1/15	(a)		10,730,000	9,335,100
							32,008,150

			Agriculture (0.5%)
			Reynolds American, Inc.
			7.625%, due 6/1/16			10,605,000	10,959,175
			7.75%, due 6/1/18			10,705,000	11,128,126
							22,087,301

			Airlines (0.5%)
			DAE Aviation Holdings, Inc.
			11.25%, due 8/1/15	(a)		13,130,000	12,801,750
			Delta Air Lines, Inc. (Escrow Shares)
			(zero coupon), due 12/31/08	(g)		5,175,000	129,375
			2.875%, due 2/6/24	(g)		7,201,000	180,025
			2.875%, due 2/18/24	(a) (g)		4,190,000	104,750
			8.00%, due 6/3/23	(g)		24,034,000	660,934
			8.30%, due 12/15/29	(g)		11,297,000	282,425
			9.25%, due 3/15/22	(g)		9,000,000	225,000
			9.75%, due 5/15/21	(g)		2,115,000	52,875
			10.00%, due 8/15/08	(g)		8,195,000	204,875
			10.375%, due 2/1/11	(g)		6,515,000	162,875
			10.375%, due 12/15/22	(g)		15,160,000	379,000
			Northwest Airlines, Inc.
			Series 2001-1, Class 1B
			7.691%, due 4/1/17			3,775,045	3,020,036
			Series 2002-1, Class IC2
			9.055%, due 5/20/12			4,855,555	3,884,444
			Northwest Airlines, Inc. (Escrow Shares)
			7.625%, due 11/15/23	(g)		11,810,900	59,054
			7.875%, due 12/31/08	(g)		8,723,000	21,807
			8.70%, due 12/31/08	(g)		445,000	1,112
			8.875%, due 12/31/08	(g)		5,229,300	13,073
			9.875%, due 12/31/08	(g)		18,534,200	46,335
			10.00%, due 2/1/09	(g)		14,683,200	36,708
							22,266,453

			Apparel (0.4%)
			Unifi, Inc.
			11.50%, due 5/15/14			18,260,000	15,155,800

			Auto Parts & Equipment (2.1%)
			Allison Transmission, Inc.
			11.25%, due 11/1/15	(a)		12,030,000	10,466,100
			American Tire Distributors, Inc.
			9.041%, due 4/1/12	(h)		4,635,000	4,125,150
			10.75%, due 4/1/13	(b)		7,245,000	6,411,825
			FleetPride Corp.
			11.50%, due 10/1/14	(a)		17,535,000	16,658,250
			Goodyear Tire & Rubber Co. (The)
			6.661%, due 12/1/09	(h)		2,120,000	2,098,800
			8.625%, due 12/1/11			10,073,000	10,198,912
			Lear Corp.
			Series B
			8.50%, due 12/1/13			5,690,000	4,729,812
			8.75%, due 12/1/16			16,880,000	13,335,200
			Tenneco Automotive, Inc.
			8.625%, due 11/15/14			14,555,000	12,226,200
			10.25%, due 7/15/13			5,427,000	5,616,945
							85,867,194

			Beverages (0.3%)
			Constellation Brands, Inc.
			7.25%, due 5/15/17			13,065,000	12,607,725

			Building Materials (0.1%)
			Compression Polymers Corp.
			10.50%, due 7/1/13			5,660,000	4,471,400

			Chemicals (1.2%)
			Airgas, Inc.
			7.125%, due 10/1/18	(a)		3,030,000	3,045,150
			Equistar Chemicals, L.P.
			7.55%, due 2/15/26			11,985,000	7,790,250
			MacDermid, Inc.
			9.50%, due 4/15/17	(a)		10,300,000	9,424,500
			Millennium America, Inc.
			7.625%, due 11/15/26			12,635,000	7,328,300
			Mosaic Global Holdings, Inc.
			7.375%, due 12/1/14	(a)		3,900,000	4,017,000
			7.625%, due 12/1/16	(a)		5,090,000	5,344,500
			Tronox Worldwide LLC/Tronox Finance Corp.
			9.50%, due 12/1/12			19,335,000	11,987,700
							48,937,400

			Chemicals - Diversified (0.2%)
			Phibro Animal Health Corp.
			10.00%, due 8/1/13	(a)		8,553,000	8,467,470

			Coal (0.2%)
			Peabody Energy Corp.
			7.375%, due 11/1/16			2,185,000	2,228,700
			7.875%, due 11/1/26			7,080,000	7,080,000
							9,308,700

			Commercial Services (2.7%)
			Cardtronics, Inc.
			9.25%, due 8/15/13			23,125,000	21,664,625
			Great Lakes Dredge & Dock Corp.
			7.75%, due 12/15/13			14,650,000	13,294,875
			iPayment, Inc.
			9.75%, due 5/15/14			16,404,000	13,738,350
			Knowledge Learning Corp., Inc.
			7.75%, due 2/1/15	(a)		24,640,000	22,422,400
			Language Line, Inc.
			11.125%, due 6/15/12			16,664,000	17,288,900
			Rural/Metro Corp.
			9.875%, due 3/15/15			12,020,000	10,878,100
			Service Corp. International
			7.375%, due 10/1/14			6,645,000	6,429,037
			7.625%, due 10/1/18			6,850,000	6,507,500
							112,223,787

			Commercial Services - Finance (0.3%)
❖			Lender Processing Services, Inc.
			8.125%, due 7/1/16	(a)		10,600,000	10,586,750

			Computers (0.7%)
❖			SunGard Data Systems, Inc.
			3.75%, due 1/15/09			660,000	650,925
			4.875%, due 1/15/14			12,070,000	10,712,125
			9.125%, due 8/15/13			19,335,000	19,770,037
							31,133,087

			Distribution & Wholesale (0.3%)
			ACE Hardware Corp.
			9.125%, due 6/1/16	(a)		13,110,000	11,930,100

			Diversified Financial Services (2.1%)
			AmeriCredit Corp.
			8.50%, due 7/1/15	(b)		20,295,000	15,576,412
			Cedar Brakes II LLC
			9.875%, due 9/1/13	(a)		19,682,964	21,557,570
			El Comandante Capital Corp. (Escrow Shares)
			11.75%, due 12/15/08	(c) (d) (f) (g)		21,941,051	1,579,756
			General Motors Acceptance Corp. LLC
			6.75%, due 12/1/14			47,719,000	27,333,730
			7.25%, due 3/2/11			8,778,000	6,021,041
			LaBranche & Co., Inc.
			11.00%, due 5/15/12			10,010,000	10,222,712
			Nuveen Investments, Inc.
			10.50%, due 11/15/15	(a)		4,915,000	4,423,500
			Ucar Finance, Inc.
			10.25%, due 2/15/12			2,331,000	2,400,930
							89,115,651

			Diversified Manufacturing Operations (0.3%)
			Actuant Corp.
			6.875%, due 6/15/17			11,390,000	11,076,775

			Diversified Operations (0.1%)
			Susser Holdings LLC
			10.625%, due 12/15/13			3,196,000	3,148,060

			Electric (3.2%)
			AES Eastern Energy, L.P.
			Series 1999-A
			9.00%, due 1/2/17			15,767,179	16,831,464
			Series 1999-B
			9.67%, due 1/2/29			16,820,000	18,417,900
			Energy Future Holdings Corp.
			10.875%, due 11/1/17	(a)		30,710,000	31,631,300
			NRG Energy, Inc.
			7.25%, due 2/1/14			14,805,000	14,434,875
			7.375%, due 2/1/16			1,090,000	1,057,300
			PNM Resources, Inc.
			9.25%, due 5/15/15			8,710,000	8,862,425
			Public Service Co. of New Mexico
			7.95%, due 5/15/18			6,770,000	6,869,174
			Reliant Energy Mid-Atlantic Power Holdings LLC
			Series C
			9.681%, due 7/2/26			3,700,000	3,922,000
			Reliant Energy, Inc.
			7.625%, due 6/15/14			3,780,000	3,647,700
			7.875%, due 6/15/17	(b)		30,195,000	29,138,175
			Western Resources, Inc.
			7.125%, due 8/1/09			50,000	51,260
							134,863,573

			Energy (0.3%)
			Regency Energy Partners/Regency Energy Finance Corp.
			8.375%, due 12/15/13			10,764,000	10,979,280

			Energy - Alternate Sources (0.1%)
			Salton Sea Funding Corp.
			Series E
			8.30%, due 5/30/11	(c)		17,434	18,470
			VeraSun Energy Corp.
			9.375%, due 6/1/17			5,430,000	2,850,750
							2,869,220

			Entertainment (2.9%)
			Gaylord Entertainment Co.
			6.75%, due 11/15/14	(b)		13,826,000	12,270,575
			8.00%, due 11/15/13			12,600,000	11,718,000
			Isle of Capri Casinos, Inc.
			7.00%, due 3/1/14	(b)		24,230,000	16,839,850
			Jacobs Entertainment, Inc.
			9.75%, due 6/15/14			16,000,000	11,440,000
			Mohegan Tribal Gaming Authority
			6.375%, due 7/15/09			8,108,000	7,824,220
			6.875%, due 2/15/15	(b)		3,700,000	2,590,000
			7.125%, due 8/15/14	(b)		1,050,000	761,250
			8.00%, due 4/1/12	(b)		21,645,000	18,181,800
			Penn National Gaming, Inc.
			6.75%, due 3/1/15			18,440,000	15,904,500
			6.875%, due 12/1/11			8,820,000	8,158,500
			Pinnacle Entertainment, Inc.
			8.25%, due 3/15/12			3,530,000	3,344,675
			8.75%, due 10/1/13	(b)		7,155,000	6,833,025
			Speedway Motorsports, Inc.
			6.75%, due 6/1/13			2,340,000	2,240,550
			United Artists Theatre Circuit, Inc.
			Series BA7
			9.30%, due 7/1/15	(c) (f)		1,805,429	1,336,018
							119,442,963

			Environmental Control (0.5%)
			Geo Sub Corp.
			11.00%, due 5/15/12			21,865,000	21,427,700

			Finance - Auto Loans (0.5%)
			Ford Motor Credit Co. LLC
			5.70%, due 1/15/10			1,825,000	1,572,225
			7.375%, due 10/28/09			8,215,000	7,482,756
			7.875%, due 6/15/10			13,470,000	11,471,901
							20,526,882

			Finance - Other Services (1.5%)
❖			American Real Estate Partners, L.P./American Real Estate Finance Corp.
			7.125%, due 2/15/13			39,835,000	35,652,325
			8.125%, due 6/1/12			26,125,000	24,949,375
							60,601,700

			Fisheries (0.1%)
			ASG Consolidated LLC/ASG Finance, Inc.
			(zero coupon), due 11/1/11
			11.50%, beginning 11/1/08			3,745,000	3,445,400

			Food (0.5%)
			Chiquita Brands International, Inc.
			7.50%, due 11/1/14			1,057,000	858,812
			Dole Food Co., Inc.
			7.25%, due 6/15/10			128,000	117,760
			8.625%, due 5/1/09			6,400,000	6,264,000
			Stater Brothers Holdings
			7.75%, due 4/15/15			13,600,000	12,988,000
							20,228,572

			Forest Products & Paper (2.9%)
			Bowater, Inc.
			9.375%, due 12/15/21			21,466,000	12,020,960
			9.50%, due 10/15/12			270,000	170,100
			Domtar Corp.
			7.875%, due 10/15/11			21,655,000	21,600,862
❖			Georgia-Pacific Corp.
			7.00%, due 1/15/15	(a)		5,760,000	5,356,800
			7.125%, due 1/15/17	(a)		14,855,000	13,703,737
			7.25%, due 6/1/28			2,370,000	2,038,200
			7.75%, due 11/15/29			74,000	64,380
			8.00%, due 1/15/24			15,193,000	13,977,560
			8.875%, due 5/15/31			29,615,000	27,097,725
			NewPage Corp.
			10.00%, due 5/1/12			14,230,000	13,625,225
			Rock-Tenn Co.
			9.25%, due 3/15/16	(a)		9,595,000	9,882,850
							119,538,399

			Gaming (0.1%)
			Chukchansi Economic Development Authority
			8.00%, due 11/15/13	(a)		6,480,000	5,313,600

			Hand & Machine Tools (0.4%)
			Baldor Electric Co.
			8.625%, due 2/15/17			9,015,000	9,037,537
			Thermadyne Holdings Corp.
			9.25%, due 2/1/14			7,325,000	7,068,625
							16,106,162

			Health Care Providers & Services (0.5%)
			Vanguard Health Holding Co. II LLC
			9.00%, due 10/1/14			20,220,000	19,714,500

			Health Care-Products (3.6%)
❖			Biomet, Inc.
			10.00%, due 10/15/17			14,520,000	15,609,000
			10.375%, due 10/15/17			6,560,000	6,904,400
			11.625%, due 10/15/17			22,750,000	24,029,687
			Catalent Pharma Solutions, Inc.
			9.50%, due 4/15/15			19,235,000	16,974,887
			Cooper Cos., Inc. (The)
			7.125%, due 2/15/15			9,235,000	8,865,600
			Hanger Orthopedic Group, Inc.
			10.25%, due 6/1/14			15,080,000	15,739,750
			Invacare Corp.
			9.75%, due 2/15/15			17,120,000	17,120,000
			ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
			10.875%, due 11/15/14	(a)		20,197,000	20,197,000
			11.75%, due 11/15/14			11,175,000	10,504,500
			Universal Hospital Services, Inc.
			6.303%, due 6/1/15	(h)		305,000	283,650
			8.50%, due 6/1/15	(i)		700,000	700,000
			VWR Funding, Inc.
			Series B
			10.25%, due 7/15/15	(i)		15,190,000	13,936,825
							150,865,299

			Health Care-Services (2.3%)
			Alliance Imaging, Inc.
			Series B
			7.25%, due 12/15/12			29,996,000	28,046,260
			Centene Corp.
			7.25%, due 4/1/14			6,047,000	5,714,415
❖			Community Health Systems, Inc.
			8.875%, due 7/15/15			19,255,000	19,399,412
❖			HCA, Inc.
			6.30%, due 10/1/12			12,845,000	11,464,162
			6.75%, due 7/15/13			9,545,000	8,304,150
			8.75%, due 9/1/10			3,280,000	3,312,800
			Psychiatric Solutions, Inc.
			7.75%, due 7/15/15			12,445,000	12,164,987
			Skilled Healthcare Group, Inc.
			11.00%, due 1/15/14			5,899,000	6,223,445
							94,629,631

			Holding Companies - Diversified (0.4%)
			Leucadia National Corp.
			7.125%, due 3/15/17			3,345,000	3,131,756
			8.125%, due 9/15/15			14,255,000	14,201,544
							17,333,300

			Household Products & Wares (0.6%)
			ACCO Brands Corp.
			7.625%, due 8/15/15			19,250,000	16,747,500
			Jarden Corp.
			7.50%, due 5/1/17			10,490,000	9,126,300
							25,873,800

			Housewares (0.2%)
			Libbey Glass, Inc.
			9.928%, due 6/1/11	(h)		6,825,000	6,859,125

			Insurance (1.6%)
			Crum & Forster Holdings Corp.
			7.75%, due 5/1/17			29,595,000	27,338,381
			HUB International Holdings, Inc.
			9.00%, due 12/15/14	(a)		27,840,000	24,777,600
			Lumbermens Mutual Casualty Co.
			8.30%, due 12/1/37	(a) (d)		8,525,000	85,250
			8.45%, due 12/1/97	(a) (d)		2,575,000	25,750
			9.15%, due 7/1/26	(a) (d)		42,123,000	421,230
			USI Holdings Corp.
			6.551%, due 11/15/14	(a) (h)		6,375,000	5,100,000
			9.75%, due 5/15/15	(a)		11,390,000	9,197,425
							66,945,636

			Internet (0.3%)
			Expedia, Inc.
			8.50%, due 7/1/19	(a) (b)		15,300,000	14,535,000

			Iron & Steel (0.3%)
			Allegheny Ludlum Corp.
			6.95%, due 12/15/25			14,390,000	13,481,372
			Allegheny Technologies, Inc.
			8.375%, due 12/15/11			210,000	222,212
							13,703,584

			Leisure Time (0.1%)
			Town Sports International, Inc.
			(zero coupon), due 2/1/14
			11.00%, beginning 2/1/09			4,645,000	4,343,075

			Lodging (2.1%)
			Boyd Gaming Corp.
			6.75%, due 4/15/14	(b)		9,805,000	7,206,675
			7.125%, due 2/1/16	(b)		2,306,000	1,660,320
			7.75%, due 12/15/12	(b)		23,420,000	19,438,600
			Majestic Star Casino LLC
			9.50%, due 10/15/10	(b)		10,165,000	7,979,525
			Mandalay Resort Group
			9.50%, due 8/1/08			8,670,000	8,670,000
			MGM Mirage, Inc.
			7.50%, due 6/1/16			15,920,000	12,696,200
			MTR Gaming Group, Inc.
			Series B
			9.00%, due 6/1/12			6,005,000	4,879,062
			9.75%, due 4/1/10			4,945,000	4,895,550
			San Pasqual Casino
			8.00%, due 9/15/13	(a)		250,000	227,500
			Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
			5.276%, due 3/15/14	(a) (h)		11,650,000	9,436,500
			Wynn Las Vegas Capital Corp.
			6.625%, due 12/1/14			1,535,000	1,389,175
			Wynn Las Vegas LLC
			6.625%, due 12/1/14			7,805,000	7,063,525
							85,542,632

			Media (2.9%)
			CSC Holdings, Inc.
			6.75%, due 4/15/12	(b)		4,055,000	3,862,387
			8.50%, due 6/15/15	(a)		5,230,000	5,151,550
			CW Media Holdings, Inc.
			13.50%, due 8/15/15	(a)		5,290,000	5,025,500
			Houghton Mifflin Harcourt Publishing Co.
			7.20%, due 3/15/11			9,530,000	9,482,350
			11.25%, due 8/1/16	(a)		17,515,000	17,558,788
			ION Media Networks, Inc.
			6.041%, due 1/15/12	(a) (h)		16,465,000	13,851,181
			9.041%, due 1/15/13	(a) (h)		7,497,428	4,779,610
			LBI Media, Inc.
			8.50%, due 8/1/17	(a)		10,020,000	7,677,825
			Morris Publishing Group LLC
			7.00%, due 8/1/13			19,520,000	10,150,400
			Rainbow National Services LLC
			8.75%, due 9/1/12	(a)		10,205,000	10,319,806
			10.375%, due 9/1/14	(a)		27,995,000	29,639,706
			Ziff Davis Media, Inc.
			(zero coupon), due 5/1/12 (escrow shares)	(c) (d) (f)		12,615,000	788,438
			8.873%, due 5/1/12	(c) (d) (f)		3,185,749	2,707,887
							120,995,428

			Metal Fabricate & Hardware (0.8%)
			Metals USA, Inc.
			11.125%, due 12/1/15			6,580,000	6,810,300
			Mueller Water Products, Inc.
			7.375%, due 6/1/17			15,100,000	12,382,000
			Neenah Foundary Co.
			9.50%, due 1/1/17			16,650,000	12,487,500
							31,679,800

			Mining (0.7%)
			Freeport-McMoRan Copper & Gold, Inc.
			5.616%, due 4/1/15	(h)		4,095,000	4,114,738
			8.25%, due 4/1/15			7,125,000	7,427,813
			8.375%, due 4/1/17			17,355,000	18,179,363
							29,721,914

			Miscellaneous - Manufacturing (1.1%)
			Polypore, Inc.
			8.75%, due 5/15/12			320,000	320,800
			RBS Global, Inc./Rexnord Corp.
			9.50%, due 8/1/14			26,935,000	25,722,925
			Sally Holdings LLC
			9.25%, due 11/15/14	(b)		7,550,000	7,361,250
			SPX Corp.
			7.625%, due 12/15/14	(a)		12,535,000	12,817,038
							46,222,013

			Oil & Gas (6.3%)
			Chaparral Energy, Inc.
			8.50%, due 12/1/15			16,935,000	14,606,438
			8.875%, due 2/1/17			19,885,000	17,150,813
			Chesapeake Energy Corp.
			6.50%, due 8/15/17			34,820,000	32,556,700
			6.625%, due 1/15/16			4,920,000	4,723,200
			6.875%, due 11/15/20			4,180,000	3,918,750
			Forest Oil Corp.
			7.25%, due 6/15/19	(a)		3,870,000	3,637,800
			7.25%, due 6/15/19			4,000,000	3,760,000
			8.00%, due 12/15/11			4,460,000	4,526,900
			Hilcorp Energy I, L.P./Hilcorp Finance Co.
			7.75%, due 11/1/15	(a)		11,605,000	10,647,588
			9.00%, due 6/1/16	(a)		9,005,000	8,824,900
			Linn Energy LLC
			9.875%, due 7/1/18	(a)		13,660,000	13,420,950
			Mariner Energy, Inc.
			7.50%, due 4/15/13			17,985,000	17,040,788
			Newfield Exploration Co.
			6.625%, due 9/1/14			1,990,000	1,880,550
			6.625%, due 4/15/16			9,820,000	9,157,150
			7.125%, due 5/15/18			19,975,000	18,876,375
			Parker Drilling Co.
			9.625%, due 10/1/13			9,710,000	10,146,950
			PetroHawk Energy Corp.
			7.875%, due 6/1/15	(a)		6,695,000	6,477,413
			Petroquest Energy, Inc.
			10.375%, due 5/15/12			14,675,000	15,115,250
			SandRidge Energy, Inc.
			8.00%, due 6/1/18	(a)		10,490,000	10,385,100
			Stone Energy Corp.
			6.75%, due 12/15/14			8,270,000	7,174,225
			8.25%, due 12/15/11			8,360,000	8,151,000
			United Refining Co.
			10.50%, due 8/15/12			7,175,000	6,672,750
			Venoco, Inc.
			8.75%, due 12/15/11			6,289,000	6,116,053
			W&T Offshore, Inc.
			8.25%, due 6/15/14	(a)		9,465,000	8,897,100
			Whiting Petroleum Corp.
			7.00%, due 2/1/14			14,185,000	13,653,063
			7.25%, due 5/1/13			5,875,000	5,742,813
							263,260,619

			Oil & Gas Services (0.9%)
			Allis-Chalmers Energy, Inc.
			8.50%, due 3/1/17			8,765,000	7,954,238
			9.00%, due 1/15/14			14,270,000	13,556,500
			Complete Production Services, Inc.
			8.00%, due 12/15/16			11,850,000	11,761,125
			Helix Energy Solutions Group, Inc.
			9.50%, due 1/15/16	(a)		5,995,000	5,995,000
							39,266,863

			Packaging & Containers (0.4%)
			Owens-Brockway Glass Container, Inc.
			6.75%, due 12/1/14			9,310,000	9,147,075
			8.25%, due 5/15/13			5,710,000	5,852,750
							14,999,825

			Pharmaceuticals (0.2%)
			NBTY, Inc.
			7.125%, due 10/1/15			2,415,000	2,270,100
			Warner Chilcott Corp.
			8.75%, due 2/1/15			6,026,000	6,116,390
							8,386,490

			Pipelines (2.6%)
			ANR Pipeline Co.
			7.375%, due 2/15/24
			11.50%, beginning 11/1//11			2,555,000	2,655,590
			9.625%, due 11/1/21			19,281,000	23,778,370
			Copano Energy LLC/Copano Energy Finance Corp.
			7.75%, due 6/1/18	(a)		21,920,000	20,769,200
			El Paso Natural Gas Co.
			7.50%, due 11/15/26			2,835,000	2,818,920
			7.625%, due 8/1/10			8,175,000	8,330,816
			8.375%, due 6/15/32			11,060,000	12,118,066
			MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
			Series B
			6.875%, due 11/1/14			5,525,000	5,152,063
			8.50%, due 7/15/16			20,670,000	20,618,325
			8.75%, due 4/15/18	(a)		4,796,000	4,772,020
			Southern Natural Gas Co.
			7.35%, due 2/15/31			1,895,000	1,883,389
			8.00%, due 3/1/32			1,420,000	1,513,251
			Tennessee Gas Pipeline Co.
			7.625%, due 4/1/37			3,265,000	3,409,026
							107,819,036

			Real Estate Investment Trusts (1.4%)
			Host Hotels & Resorts, L.P.
			6.875%, due 11/1/14			6,500,000	5,785,000
			Host Marriott, L.P.
			Series Q
			6.75%, due 6/1/16			12,020,000	10,277,100
			Series M
			7.00%, due 8/15/12			1,290,000	1,212,600
			Omega Healthcare Investors, Inc.
			7.00%, due 4/1/14			19,305,000	18,484,538
			Trustreet Properties, Inc.
			7.50%, due 4/1/15			19,240,000	20,583,741
							56,342,979

			Retail (1.4%)
			Asbury Automotive Group, Inc.
			8.00%, due 3/15/14			600,000	492,000
			Autonation, Inc.
			7.00%, due 4/15/14			2,103,000	1,811,209
			Harry & David Holdings, Inc.
			9.00%, due 3/1/13			7,565,000	5,900,700
			Rite Aid Corp.
			7.50%, due 3/1/17			11,280,000	9,136,800
			8.625%, due 3/1/15			26,510,000	17,032,675
			9.375%, due 12/15/15			4,265,000	2,772,250
			9.50%, due 6/15/17			3,770,000	2,422,225
			Sbarro, Inc.
			10.375%, due 2/1/15	(b)		5,665,000	4,645,300
			Toys "R" Us, Inc.
			7.625%, due 8/1/11			18,070,000	16,037,125
							60,250,284

			Retail - Propane Distributors (0.5%)
			Star Gas Partners, L.P./Star Gas Finance Co.
			Series B
			10.25%, due 2/15/13			23,620,000	22,675,200

			Software (0.6%)
			Open Solutions, Inc.
			9.75%, due 2/1/15	(a)		9,755,000	7,560,125
			SS&C Technologies, Inc.
			11.75%, due 12/1/13			15,440,000	16,212,000
							23,772,125

			Telecommunications (3.8%)
			Centennial Cellular Operating Co./Centennial Communications Corp.
			10.125%, due 6/15/13			18,845,000	19,598,800
			Centennial Communications Corp./Cellular Operating Co. LLC/Puerto Rico Operations
			8.125%, due 2/1/14			550,000	555,500
			GCI, Inc.
			7.25%, due 2/15/14			7,080,000	6,159,600
			iPCS, Inc.
			4.998%, due 5/1/13	(h)		2,000,000	1,780,000
❖			Lucent Technologies, Inc.
			5.50%, due 11/15/08	(b)		8,959,000	8,936,603
			6.45%, due 3/15/29			46,776,000	32,977,080
			6.50%, due 1/15/28			15,100,000	10,645,500
			PAETEC Holding Corp.
			9.50%, due 7/15/15			9,230,000	8,410,838
			Qwest Communications International, Inc.
			7.25%, due 2/15/11			12,620,000	12,083,650
			Series B
			7.50%, due 2/15/14			18,105,000	16,701,863
			Qwest Corp.
			7.20%, due 11/10/26			6,685,000	5,214,300
			7.50%, due 10/1/14			6,400,000	5,872,000
			7.50%, due 6/15/23			335,000	274,700
			8.875%, due 3/15/12			13,755,000	13,720,613
			Sprint Nextel Corp.
			6.00%, due 12/1/16			12,880,000	10,851,400
			Windstream Regatta Holdings, Inc.
			11.00%, due 12/1/17	(a)		5,630,000	3,659,500
							157,441,947

			Textiles (1.1%)
❖			INVISTA
			9.25%, due 5/1/12	(a)		43,530,000	43,965,300

			Transportation (0.7%)
			Atlantic Express Transportation Corp.
			9.961%, due 4/15/12	(h)		7,340,000	3,284,650
			KAR Holdings, Inc.
			8.75%, due 5/1/14			8,520,000	7,348,500
			10.00%, due 5/1/15			20,200,000	16,766,000
							27,399,150

			Trucking & Leasing (0.3%)
			Greenbrier Cos., Inc.
			8.375%, due 5/15/15			14,702,000	13,323,688

			Utilities (0.5%)
			ESI Tractebel Acquisition Corp.
			Class B
			7.99%, due 12/30/11			5,678,000	5,777,365
			MXEnergy Holdings, Inc.
			10.686%, due 8/1/11	(h)		12,830,000	10,135,700
			NSG Holdings LLC/NSG Holdings, Inc.
			7.75%, due 12/15/25	(a)		4,360,000	4,272,800
							20,185,865

			Total Corporate Bonds
			(Cost $2,924,975,744)				2,705,602,193

						Principal
						Amount	Value
			Foreign Bond (0.6%)
			Media (0.6%)
			Shaw Communications, Inc.
			7.50%, due 11/20/13		C$	22,825,000	23,854,850

			Total Foreign Bond
			(Cost $17,860,063)				23,854,850

						Principal
						Amount	Value
			Loan Assignments & Participations (10.0%)	(j)
			Aerospace & Defense (0.3%)
			DAE Aviation Holdings
			Tranche B1 Term Loan
			6.55%, due 7/31/14			$5,911,101	5,556,435
			Tranche B2 Term Loan
			6.55%, due 7/31/14			5,856,641	5,505,242
							11,061,677

			Auto Manufacturers (0.5%)
			Navistar International Corp.
			Revolver
			6.19%, due 1/19/12			6,400,000	5,896,000
			Term Loan B
			6.19%, due 1/19/12			17,600,000	16,214,000
							22,110,000

			Auto Manufacturing (0.5%)
			Daimler Chrysler Financial Services Americas LLC
			2nd Lien Term Loan
			9.28%, due 8/3/13			31,045,000	18,963,310

			Buildings & Real Estate (0.4%)
			LNR Property Corp.
			Term Loan A1
			6.03%, due 7/12/09			2,490,400	1,992,320
			Initial Tranche B Term Loan
			6.03%, due 7/12/11			18,994,800	15,100,866
							17,093,186

			Commercial Services - Finance (0.8%)
❖			Lender Processing Services, Inc.
			Revolver
			0.50%, due 7/2/13			948,452	934,226
			Term Loan A
			4.96%, due 7/1/13			27,133,333	26,980,708
			Term Loan B
			4.96%, due 7/1/14			5,305,000	5,291,738
							33,206,672

			Healthcare, Education & Childcare (2.3%)
			Capella Healthcare, Inc.
			1st Lien Term Loan
			6.75%, due 2/28/15			7,999,950	7,679,952
❖			Community Health Systems, Inc.
			New Term Loan B
			4.854%, due 7/25/14			27,942,317	26,436,533
			Fresenius Medical Care Holdings, Inc.
			Term Loan
			4.17%, due 3/31/13			6,300,000	6,111,000
❖			HCA, Inc.
			Term Loan A
			4.80%, due 11/18/12			7,931,136	7,432,735
			Term Loan B
			5.051%, due 11/17/13			31,323,000	29,430,558
			Talecris Biotherapeutics, Inc.
			1st Lien Term Loan
			6.18%, due 12/6/13			7,387,500	6,778,031
			2nd Lien Term Loan
			9.18%, due 12/6/14			14,995,000	13,458,013
							97,326,822

			Leisure, Amusement, Motion Pictures & Entertainment (0.1%)
			Town Sports International, Inc.
			Term Loan
			4.25%, due 2/27/14			6,774,250	5,690,370

			Machinery (0.2%)
			BHM Technologies LLC
			1st Lien Term Loan
			7.00%, due 7/21/13	(d)		21,900,766	6,132,214

			Media (0.6%)
			Nielsen Finance LLC
			Dollar Term Loan
			4.734%, due 8/9/13			27,504,946	25,545,219

			Pharmaceuticals (0.2%)
			Warner Chilcott Corp.
			Tranche B Term Loan
			4.70%, due 1/18/12			4,596,050	4,425,615
			Tranche C Term Loan
			4.80%, due 1/18/12			1,789,651	1,723,285
							6,148,900

			Retail Store (0.7%)
			Neiman Marcus Group, Inc. (The)
			Term Loan B
			4.42%, due 4/6/13			12,259,494	11,425,162
			Toys "R" Us (Delaware), Inc.
			Term Loan
			7.456%, due 1/19/13			18,220,000	17,316,598
							28,741,760

			Software (0.6%)
❖			SunGard Data Systems, Inc.
			Term Loan
			4.51%, due 2/28/14			24,665,237	23,206,905

			Telecommunications (0.9%)
			Alltel Corp.
			Term Loan B3
			5.21%, due 5/15/15			21,318,900	21,197,659
			Qwest Corp.
			Term Loan B
			6.95%, due 6/30/10			18,000,000	17,820,000
							39,017,659

			Utilities (1.9%)
			Calpine Corp.
			1st Priority Term Loan
			5.69%, due 3/26/14			41,491,500	38,920,521
			TXU Corp.
			Term Loan B2
			6.24%, due 10/31/14			31,819,550	29,899,017
			Term Loan B3
			6.26%, due 10/31/14			11,627,138	10,884,094
							79,703,632

			Total Loan Assignments & Participations
			(Cost $456,316,484)				413,948,326

						Principal
						Amount	Value
			Yankee Bonds (10.8%)	(k)
			Biotechnology (0.6%)
			FMC Finance III S.A.
			6.875%, due 7/15/17			23,525,000	22,584,000

			Chemicals (0.2%)
			Nova Chemicals Corp.
			5.953%, due 11/15/13	(h)		11,645,000	9,840,025

			Commercial Services (0.3%)
			Quebecor World, Inc.
			8.75%, due 3/15/16	(a) (d)		460,000	204,700
			9.75%, due 1/15/15	(a) (b) (d)		26,020,000	11,839,100
							12,043,800

			Diversified Telecommunication Services (0.3%)
			Digicel, Ltd.
			9.25%, due 9/1/12	(a)		12,255,000	12,500,100

			Electric (0.7%)
			Intergen N.V.
			9.00%, due 6/30/17	(a)		29,015,000	29,595,300

			Electronics (1.4%)
❖			NXP B.V./NXP Funding LLC
			7.875%, due 10/15/14			69,262,000	57,660,615

			Forest Products & Paper (0.9%)
			Bowater Canada Finance
			7.95%, due 11/15/11			1,700,000	1,105,000
			Catalyst Paper Corp.
			7.375%, due 3/1/14			5,405,000	3,729,450
			Series D
			8.625%, due 6/15/11			10,075,000	8,261,500
			Smurfit Capital Funding PLC
			7.50%, due 11/20/25			26,050,000	23,184,500
							36,280,450

			Gaming (0.4%)
			Galaxy Entertainment Finance Co., Ltd.
			9.875%, due 12/15/12	(a)		16,130,000	15,565,450

			Insurance (0.3%)
			Fairfax Financial Holdings, Ltd.
			7.375%, due 4/15/18	(b)		6,117,000	5,581,763
			7.75%, due 7/15/37	(b)		4,810,000	4,256,850
			8.30%, due 4/15/26	(b)		2,375,000	2,173,125
							12,011,738

			Media (2.0%)
			CanWest MediaWorks, Inc.
			8.00%, due 9/15/12			10,279,790	8,943,417
			CanWest MediaWorks, L.P.
			9.25%, due 8/1/15	(a)		10,200,000	7,905,000
			Quebecor Media, Inc.
			7.75%, due 3/15/16			36,570,000	33,735,826
			Sun Media Corp.
			7.625%, due 2/15/13			40,000	38,000
			Videotron Ltee
			6.875%, due 1/15/14			2,851,000	2,751,215
			Videotron, Ltd.
			9.125%, due 4/15/18	(a)		29,300,000	30,545,250
							83,918,708

			Pharmaceuticals (0.2%)
			Angiotech Pharmaceuticals, Inc.
			6.432%, due 12/1/13	(h)		9,770,000	8,695,300

			Telecommunications (3.1%)
			Inmarsat Finance PLC
			(zero coupon), due 11/15/12
			10.375%, beginning 11/15/08			22,335,000	22,446,675
			Intelsat Subsidiary Holding Co., Ltd.
			8.50%, due 1/15/13	(a)		24,325,000	24,081,750
			Millicom International Cellular S.A.
			10.00%, due 12/1/13			25,130,000	26,449,325
			Nortel Networks Corp.
			6.875%, due 9/1/23			3,000,000	2,122,500
			Nortel Networks, Ltd.
			10.75%, due 7/15/16	(a)		10,715,000	10,500,700
			10.75%, due 7/15/16	(b)		16,380,000	16,052,400
			NTL Cable PLC
			9.125%, due 8/15/16			5,540,000	5,124,500
			Rogers Wireless, Inc.
			8.00%, due 12/15/12			2,930,000	3,014,238
			9.625%, due 5/1/11			15,685,000	17,318,232
			Satelites Mexicanos S.A. de C.V.
			11.551%, due 11/30/11	(h)		1,926,800	1,830,460
							128,940,780

			Transportation (0.4%)
			CEVA Group PLC
			10.00%, due 9/1/14	(a) (b)		10,180,000	10,281,800
			Kansas City Southern de Mexico S.A. de C.V.
			7.375%, due 6/1/14			6,619,000	6,370,788
							16,652,588

			Total Yankee Bonds
			(Cost $475,704,406)				446,288,854

			Total Long-Term Bonds
			(Cost $3,894,591,069)				3,607,774,751

						Shares	Value
			Common Stocks (1.1%)
			Airlines (0.6%)
			Northwest Airlines, Inc.	(g)		2,551,374	23,370,586

			Commercial Services (0.0%)	‡
			Dinewise, Inc.	(c) (f) (g)		8,434,374	84,344

			Machinery - Construction & Mining (0.0%)	‡
			Joy Global, Inc.			18,081	1,305,810

			Media (0.2%)
			Adelphia Contingent Value Vehicle	(c) (d) (f) (g)		15,507,390	155,074
			AH Belo Corp. Class A			86,040	464,616
			Haights Cross Communications, Inc.	(c) (e) (f) (g)		1,630,227	5,542,772
							6,162,462

			Retail (0.1%)
			Star Gas Partners, L.P.	(g)		2,407,640	5,417,190

			Software (0.1%)
			Quadramed Corp.	(c) (g)		326,739	2,986,396

			Telecommunications (0.1%)
			Loral Space & Communications, Ltd.	(g)		327,283	5,409,988

			Wireless Telecommunication Services (0.0%)	‡
			Remote Dynamics, Inc.	(g)		7,172	2

			Total Common Stocks
			(Cost $124,247,035)				44,736,778

						Shares	Value
			Convertible Preferred Stock (0.5%)
			Software (0.5%)
			QuadraMed Corp.
			5.50%	(a) (c) (e)		950,000	19,000,000

			Total Convertible Preferred Stock
			(Cost $22,798,000)				19,000,000

						Shares	Value
			Preferred Stock (0.6%)
			Real Estate Investment Trusts (0.6%)
			Sovereign Real Estate Investment Corp.
			12.00%	(a) (c)		29,881	27,266,412

			Total Preferred Stock
			(Cost $26,447,356)				27,266,412

						Number of
						Warrants	Value
			Warrants (0.0%)	‡
			Media (0.0%)	‡
			Haights Cross Communications, Inc.
			Strike Price $0.01
			Expire 7/31/08	(c) (e) (f) (g)		13,754	46,626

			Total Warrants
			(Cost $4,097)				46,626

						Shares	Value
			Short-Term Investments (13.0%)

			Investment Company (3.4%)
			State Street Navigator Securities Lending Prime Portfolio	(l)		139,346,632	139,346,632
			Total Investment Company
			(Cost $139,346,632)				139,346,632

						Principal
						Amount	Value
			Time Deposit (2.4%)
			State Street Bank & Trust Co.
			1.67%, due 8/1/08			$99,311,092	99,311,092
			Total Time Deposit
			(Cost $99,311,092)				99,311,092

						Principal
						Amount	Value
			U.S. Government (7.2%)
			United States Treasury Bill
			1.56%, due 9/4/08	(m)		300,000,000	299,553,300

			Total U.S. Government
			(Cost $299,488,323)				299,553,300

			Total Short-Term Investments
			(Cost $538,146,047)				538,211,024

			Total Investments
			(Cost $4,606,233,604)	(n)		102.2%	4,237,035,591

			Liabilities in Excess of
			Cash and Other Assets			(2.2)	(90,858,166)

			Net Assets			100.0%	$4,146,177,425

†			Percentages indicated are based on Fund net assets.
‡			Less than one-tenth of a percent.
❖			Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)			May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $135,831,189; cash collateral of $139,346,632 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)			Illiquid security. The total market value of these securities at July 31, 2008 is $61,518,346, which represents 1.5% of the Fund's net assets.
(d)			Issue in default.
(e)			Restricted security.
(f)			Fair valued security. The total market value of these securities at July 31, 2008 is $12,247,068, which represents 0.3% of the Fund's net assets.
(g)			Non-income producing security.
(h)			Floating rate. Rate shown is the rate in effect at July 31, 2008.
(i)			PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)			Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)			Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)			Interest rate presented is yield to maturity.
(n)			At July 31, 2008, cost is $4,617,147,631 for federal income tax purposes and net unrealized depreciation is as follows:
			Gross unrealized appreciation			$55,386,323
			Gross unrealized depreciation			(435,498,363)
			Net unrealized depreciation			$(380,112,040)

	The following abbreviation is used in the above portfolio:
	C$	-	Canadian Dollar

MainStay High Yield Corporate Bond Fund
Foreign Currency held at July 31, 2008:
Currency			Cost	Value
Canadian Dollar	C$	855,937	$863,058	$835,917

MainStay High Yield Corporate Bond Fund
Restricted securities held at July 31, 2008.
		Principal Amount/
	Date(s) of	Number of Warrants/		7/31/08	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond	7/25/01	$61,533,853	$0	$6,153	0.0%	(a)
Haights Cross Communications, Inc.
Common Stock	8/31/07	1,630,227	18,548,475	5,542,772	0.1
Warrants Strike Price $0.01	8/31/07	13,754	4,097	46,626	0.0	(a)
expires 7/31/08
QuadraMed Corp.
Convertible Preferred Stock	6/16/04	950,000	22,798,000	19,000,000	0.5
			$41,350,572	$24,595,551	0.6%
(a) Less than one-tenth of a percent.

	MainStay Institutional Bond Fund
	Portfolio of Investments		July 31, 2008 unaudited
			Principal
			Amount	Value
	Long-Term Bonds (96.8%)	†
	Asset-Backed Securities (1.8%)
	Credit Cards (1.8%)
❖	Chase Issuance Trust
	Series 2008-A6, Class A
	3.658%, due 5/15/15		$6,100,000	$6,145,715

	Home Equity (0.0%)	‡
	Credit-Based Asset Servicing and Securitization LLC
	Series 2006-CB4, Class AV1
	2.935%, due 5/25/36		6,833	6,795
	Morgan Stanley ABS Capital I
	Series 2006-NC4, Class A2A
	5.35%, due 6/25/36		623	622
	Series 2006-HE5, Class A2A
	5.39%, due 8/25/36		2,691	2,678
	Ownit Mortgage Loan Asset Backed Certificates
	Series 2006-3, Class A2A
	2.453%, due 3/25/37		8,391	8,320
				18,415

	Total Asset-Backed Securities
	(Cost $6,118,389)			6,164,130

			Principal
			Amount	Value
	Corporate Bonds (26.3%)
	Agriculture (1.5%)
	Cargill, Inc.
	6.00%, due 11/27/17	(a)	1,935,000	1,903,703
	Philip Morris International, Inc.
	5.65%, due 5/16/18		3,190,000	3,089,646
				4,993,349

	Auto Parts & Equipment (0.5%)
	Johnson Controls, Inc.
	5.25%, due 1/15/11		1,660,000	1,681,470

	Banks (2.1%)
	Bank of America Corp.
	5.42%, due 3/15/17		1,305,000	1,168,374
	5.75%, due 8/15/16		955,000	891,812
	Bank One Corp.
	5.90%, due 11/15/11		2,355,000	2,404,008
	Capital One Financial Corp.
	6.15%, due 9/1/16		675,000	548,533
	U.S. Bank N.A.
	6.375%, due 8/1/11		960,000	1,002,437
	Wells Fargo Bank N.A.
	4.75%, due 2/9/15		1,330,000	1,233,892
				7,249,056

	Beverages (0.4%)
	Dr. Pepper Snapple Group, Inc.
	6.82%, due 5/1/18	(a)	1,405,000	1,412,730

	Commercial Services (0.0%)	‡
	Equifax, Inc.
	7.00%, due 7/1/37		5,000	4,379

	Diversified Financial Services (9.8%)
	American Express Co.
	7.00%, due 3/19/18		1,325,000	1,317,735
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15		1,500,000	1,393,239
	5.70%, due 11/15/14		1,200,000	1,158,395
❖	Citigroup, Inc.
	5.00%, due 9/15/14		1,745,000	1,582,722
	5.50%, due 4/11/13	(b)	3,585,000	3,501,882
	General Electric Capital Corp.
	4.625%, due 9/15/09		125,000	126,478
	Household Financial Corp.
	4.75%, due 5/15/09		115,000	115,877
	HSBC Finance Corp.
	6.375%, due 10/15/11		1,505,000	1,541,100
	6.75%, due 5/15/11		535,000	555,438
	7.00%, due 5/15/12		970,000	1,007,279
❖	International Lease Finance Corp.
	5.625%, due 9/20/13		2,860,000	2,419,923
	5.75%, due 6/15/11		1,480,000	1,349,868
	5.875%, due 5/1/13		320,000	272,198
	6.375%, due 3/25/13		1,380,000	1,192,944
	Jefferies Group, Inc.
	5.50%, due 3/15/16		800,000	679,103
	7.75%, due 3/15/12		840,000	850,054
	John Deere Capital Group
	5.65%, due 7/25/11		1,135,000	1,169,961
	JPMorgan Chase & Co.
	5.125%, due 9/15/14		2,140,000	2,017,823
	5.75%, due 1/2/13		225,000	225,904
	Lehman Brothers Holdings, Inc.
	3.60%, due 3/13/09		15,000	14,760
	5.625%, due 1/24/13		2,560,000	2,393,283
	MBNA Corp.
	7.125%, due 11/15/12		945,000	997,765
	7.50%, due 3/15/12		240,000	253,896
	Morgan Stanley
	4.75%, due 4/1/14		1,495,000	1,333,935
	6.625%, due 4/1/18		1,700,000	1,573,590
	National Rural Utilities Cooperative Finance Corp.
	5.75%, due 11/1/08		80,000	80,415
	Textron Financial Corp.
	5.40%, due 4/28/13		4,180,000	4,158,469
				33,284,036

	Electric (2.6%)
	FirstEnergy Corp.
	Series B
	6.45%, due 11/15/11		2,680,000	2,737,186
	General Electric Co.
	5.25%, due 12/6/17		610,000	590,975
	MidAmerican Energy Holdings Co.
	5.875%, due 10/1/12		2,590,000	2,661,870
	6.125%, due 4/1/36		2,000	1,878
	Nisource Finance Corp.
	6.40%, due 3/15/18		1,725,000	1,649,103
	Virginia Electric and Power Co.
	5.10%, due 11/30/12		1,160,000	1,158,891
				8,799,903

	Insurance (2.2%)
	Assurant, Inc.
	5.625%, due 2/15/14		615,000	573,740
	Hartford Financial Services Group, Inc.
	6.00%, due 1/15/19		1,200,000	1,137,085
	MetLife, Inc.
	5.50%, due 6/15/14		1,260,000	1,265,665
	6.125%, due 12/1/11		1,520,000	1,588,564
	Prudential Financial, Inc.
	4.50%, due 7/15/13		1,185,000	1,121,147
	St. Paul Travelers Cos., Inc. (The)
	6.25%, due 6/20/16		1,830,000	1,861,374
				7,547,575

	Media (1.7%)
	Cox Communications, Inc.
	6.40%, due 8/1/08		45,000	45,000
	6.75%, due 3/15/11		864,000	891,224
	7.125%, due 10/1/12		1,685,000	1,761,801
	Tele-Communications, Inc.
	9.80%, due 2/1/12		2,790,000	3,136,635
				5,834,660

	Oil & Gas (2.1%)
	Devon Financing Corp. LLC
	6.875%, due 9/30/11		1,665,000	1,759,044
	Enterprise Products Operating, L.P.
	6.30%, due 9/15/17		1,660,000	1,650,789
	Marathon Oil Corp.
	5.90%, due 3/15/18		375,000	364,805
	Ocean Energy, Inc.
	7.25%, due 10/1/11		645,000	689,791
	Valero Energy Corp.
	6.125%, due 6/15/17		800,000	768,397
	XTO Energy, Inc.
	4.90%, due 2/1/14		1,050,000	1,014,211
	6.25%, due 8/1/17		898,000	896,162
				7,143,199

	Pipelines (0.3%)
	Kinder Morgan Energy Partners, L.P.
	6.00%, due 2/1/17		875,000	864,141

	Real Estate Investment Trusts (1.4%)
	ERP Operating, L.P.
	5.75%, due 6/15/17		875,000	787,430
	iStar Financial, Inc.
	Series B
	4.875%, due 1/15/09		50,000	47,500
	ProLogis
	5.50%, due 4/1/12		2,300,000	2,252,825
	Realty Income Corp.
	5.95%, due 9/15/16		1,825,000	1,633,764
				4,721,519

	Retail (1.1%)
	Best Buy Co., Inc.
	6.75%, due 7/15/13	(a)	1,620,000	1,645,624
	CVS Caremark Corp.
	5.75%, due 6/1/17		2,275,000	2,224,095
				3,869,719

	Transportation (0.6%)
	Burlington North Santa Fe
	5.65%, due 5/1/17		1,155,000	1,121,590
	Union Pacific Corp.
	5.65%, due 5/1/17		400,000	386,199
	5.75%, due 11/15/17		530,000	514,759
				2,022,548

	Total Corporate Bonds
	(Cost $92,340,845)			89,428,284

			Principal
			Amount	Value
	Mortgage-Backed Securities (15.4%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (15.4%)
	Bear Stearns Commercial Mortgage Securities
	Series 2007-T26, Class A4
	5.471%, due 1/12/45	(c)	1,675,000	1,527,409
	Series 2006-722, Class A4
	5.631%, due 4/12/38	(c)	2,075,000	1,968,765
	Commercial Mortgage Pass-Through Certificate
	Series 2006-C8, Class A2B
	5.248%, due 12/10/46		4,775,000	4,678,041
	Country Wide Alternative Loan Trust
	Series 2005-76, Class 2A1
	4.291%, due 2/25/36	(c) (d)	3,596,611	2,536,454
❖	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5
	5.224%, due 4/10/37	(c)	2,960,000	2,798,857
	Series 2004-GG1, Class A7
	5.317%, due 6/10/36	(c)	3,275,000	3,187,816
	GS Mortgage Securities Corp.
	Series 2005-GG4, Class A4
	4.761%, due 7/10/39		2,628,125	2,431,305
	Series 2004-GG2, Class A6
	5.396%, due 8/10/38	(c)	2,400,000	2,319,956
❖	GS Mortgage Securities Corp. II
	Series 2007-GG10, Class A4
	5.799%, due 8/10/45		9,000,000	8,409,730
	Harborview Mortgage Loan Trust
	Series 2005-11, Class 2A1A
	2.808%, due 8/19/45	(c)	101,128	66,901
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-CB20, Class A4
	5.794%, due 2/12/51	(c)	5,150,000	4,771,044
	JP Morgan Mortgage Trust
	Series 2007-S3, Class 1A96	(d)
	6.00%, due 8/25/37		1,060,811	956,220
	Series 2007-S3, Class 1A97	(d)
	6.00%, due 8/25/37		2,333,926	2,103,811
❖	LB-UBS Commercial Mortgage Trust
	Series 2007-C2, Class A3
	5.43%, due 2/15/40		7,450,000	6,772,228
	Series 2007-C6, Class A4
	5.858%, due 7/15/40		5,000,000	4,663,032
	WaMu Mortgage Pass-Through Certificate
	Series 2006-AR7, Class 2A
	4.291%, due 7/25/46	(c) (d)	5,025,526	3,216,337

	Total Mortgage-Backed Securities
	(Cost $58,630,612)			52,407,906

			Principal
			Amount	Value
	U.S. Government & Federal Agencies (51.3%)

	Fannie Mae (Collateralized Mortgage Obligation) (0.0%)	‡
	Series 1991-66, Class J
	8.125%, due 6/25/21		1,497	1,615

❖	Federal Home Loan Bank (3.0%)
	3.375%, due 8/13/10		10,275,000	10,305,578

	Federal Home Loan Mortgage Corporation (0.0%)	‡
	6.00%, due 2/1/11		7,206	7,395

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (0.0%)	‡
	5.966%, due 5/1/37		24,031	24,428

❖	Federal National Mortgage Association (19.6%)
	3.00%, due 7/12/10		3,645,000	3,633,223
	3.25%, due 8/12/10		16,035,000	16,050,121
	3.875%, due 7/12/13	(b)	35,610,000	35,360,694
	4.75%, due 12/15/10		135,000	139,327
	5.00%, due 10/15/11		7,000,000	7,286,720
	5.00%, due 5/11/17		4,100,000	4,215,739
				66,685,824
❖	Federal National Mortgage Association (Mortgage Pass-Through Securities) (11.8%)
	5.50%, due 4/1/34		189,660	186,428
	5.50%, due 12/1/36		4,206,342	4,124,143
	5.50%, due 4/1/37		9,240,271	9,051,962
	5.50%, due 9/1/37		57,223	56,057
	6.00%, due 8/1/34		23,905	24,106
	6.00%, due 12/1/36		61,646	62,020
	6.00%, due 9/1/37		450,189	452,752
	6.00%, due 10/1/37		5,094,573	5,088,518
	6.00%, due 11/1/37		255,643	257,099
	6.00%, due 1/1/38		39,352	39,572
	6.048%, due 10/1/36	(c)	2,147,407	2,180,923
	6.09%, due 10/1/36	(c)	1,327,851	1,351,442
	6.181%, due 9/1/36	(c)	2,837,907	2,896,430
	6.50%, due 9/1/33		3,694,344	3,822,877
	6.50%, due 10/1/35		42,093	43,321
	6.50%, due 11/1/35		43,060	44,316
	6.50%, due 6/1/36		66,681	68,563
	6.50%, due 7/1/36		276,281	284,080
	6.50%, due 8/1/36		84,664	87,054
	6.50%, due 9/1/36		40,193	41,328
	6.50%, due 11/1/36		5,426,375	5,579,557
	6.50%, due 4/1/37		39,047	40,141
	6.50%, due 7/1/37		152,482	156,755
	6.50%, due 8/1/37		414,034	425,633
	6.50%, due 9/1/37		1,683,317	1,730,478
	6.50%, due 10/1/37		43,740	44,965
	6.50%, due 11/1/37		39,995	41,116
	6.50%, due 12/1/37		22,495	23,125
	6.50%, due 3/1/38		1,729,747	1,778,206
				39,982,967
	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) (0.0%)	‡
	Series 2113, Class QE
	6.00%, due 11/15/27		12,921	12,964

	Government National Mortgage Association (Mortgage Pass-Through Securities) (0.0%)	‡
	12.50%, due 1/15/14		1,479	1,701

❖	United States Treasury Notes (16.9%)
	2.125%, due 4/30/10	(b)	42,345,000	42,166,346
	3.50%, due 5/31/13	(b)	6,350,000	6,420,447
	3.875%, due 5/15/18	(b)	100,000	99,141
	4.25%, due 8/15/14		1,000,000	1,046,406
	4.50%, due 2/28/11		4,445,000	4,639,815
	4.75%, due 8/15/17	(b)	2,695,000	2,859,859
				57,232,014

	Total U.S. Government & Federal Agencies
	(Cost $173,681,770)			174,254,486

			Principal
			Amount	Value
	Yankee Bonds (2.0%)	(e)
	Beverages (0.4%)
	Diageo Capital PLC
	5.75%, due 10/23/17		865,000	844,447
	Diageo Finance B.V.
	5.30%, due 10/28/15		385,000	378,279
				1,222,726

	Diversified Financial Services (0.5%)
	Rio Tinto Finance USA, Ltd.
	6.50%, due 7/15/18		1,720,000	1,724,778

	Energy Equipment & Services (0.5%)
	EnCana Holdings Finance Corp.
	5.80%, due 5/1/14		1,560,000	1,566,402

	Health Care-Products (0.3%)
	Covidien International Finance S.A.
	6.00%, due 10/15/17		940,000	940,493

	Telecommunications (0.3%)
	Telecom Italia Capital S.A.
	6.999%, due 6/4/18		1,225,000	1,217,806

	Total Yankee Bonds
	(Cost $6,707,431)			6,672,205

	Total Long-Term Bonds
	(Cost $337,479,047)			328,927,011

			Shares	Value
	Short-Term Investment (17.7%)
	Investment Company (17.7%)
	State Street Navigator Securities Lending Prime Portfolio	(f)	60,369,928	60,369,928

	Total Short-Term Investment
	(Cost $60,369,928)			60,369,928

	Total Investments
	(Cost $397,848,975)	(g)	114.5%	389,296,939

	Liabilities in Excess of
	Cash and Other Assets		(14.5)	(49,378,783)

	Net Assets		100.0%	$339,918,156

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $59,083,913; cash collateral of $60,369,928 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)	Fair valued security. The total market value of these securities at July 31, 2008 is $8,812,822, which represents 2.6% of the Fund's net assets.
(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	At July 31, 2008, cost is $397,943,756 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$1,072,778
	Gross unrealized depreciation		(9,719,595)
	Net unrealized depreciation		$(8,646,817)

	MainStay International Equity Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited

				Shares	Value
	Common Stocks (89.0%)	†
	Belgium (1.2%)
	Mobistar S.A. (wireless telecommunication services)	(a)		98,500	$8,112,689

	France (4.8%)
	Neopost S.A. (office electronics)			61,900	6,139,909
	Sanofi-Aventis, ADR (pharmaceuticals)	(b)		50,800	1,775,968
	Societe Television Francaise 1 (media)			524,284	8,956,711
	Total S.A. (oil, gas & consumable fuels)			154,100	11,814,740
	Vivendi S.A. (media)			93,800	3,920,587
					32,607,915

	Germany (5.3%)
	Beiersdorf A.G. (personal products)			43,200	2,785,797
	Hannover Rueckversicherung A.G. (insurance)			333,386	15,938,342
	Henkel KGaA (household products)			71,900	2,862,352
	Puma A.G. Rudolf Dassler Sport (textiles, apparel & luxury goods)			15,930	5,150,971
	Rheinmetall A.G. (industrial conglomerates)			27,463	1,690,452
	Siemens A.G. (industrial conglomerates)			49,500	6,072,402
	Wincor Nixdorf A.G. (computers & peripherals)			20,100	1,505,153
					36,005,469

	Greece (3.2%)
❖	OPAP S.A. (hotels, restaurants & leisure)			595,548	21,359,114

	Hong Kong (0.9%)
	Esprit Holdings, Ltd. (specialty retail)			524,900	5,610,241
	Yue Yuen Industrial Holdings, Ltd. (textiles, apparel & luxury goods)			220,500	570,030
					6,180,271

	Ireland (0.2%)
	C&C Group PLC (beverages)			331,936	1,561,607

	Italy (13.8%)
	Assicurazioni Generali S.p.A. (insurance)			259,500	9,011,211
	ENI S.p.A. (oil, gas & consumable fuels)			304,700	10,307,151
	ENI S.p.A., Sponsored ADR (oil, gas & consumable fuels)	(b)		5,000	337,000
	Intesa Sanpaolo S.p.A. RNC shares (commercial banks)			401,600	2,107,841
❖	MediaSet S.p.A. (media)	(a)		3,467,810	24,584,941
❖	Snam Rete Gas S.p.A. (gas utilities)			5,263,186	34,892,192
	Telecom Italia S.p.A. (diversified telecommunication services)			1,218,400	1,638,159
	Terna S.p.A. (electric utilities)			2,547,300	10,580,169
					93,458,664

	Japan (9.6%)
	Advantest Corp. (semiconductors & semiconductor equipment)			45,300	926,032
	ASKUL Corp. (internet & catalog retail)	(a)		63,600	1,041,338
	Canon, Inc. (office electronics)			158,950	7,263,393
	Hirose Electric Co., Ltd. (electronic equipment & instruments)			7,500	710,401
	Hoya Pentax HD Corp. (electronic equipment & instruments)			37,000	754,838
	Keyence Corp. (electronic equipment & instruments)			25,100	5,423,804
	Murata Manufacturing Co., Ltd. (electronic equipment & instruments)			112,500	4,630,664
	Nintendo Co., Ltd. (software)			6,600	3,182,651
	Nitto Denko Corp. (chemicals)			45,700	1,307,244
	NTT DoCoMo, Inc. (wireless telecommunication services)			9,814	15,819,602
	OBIC Co., Ltd. (IT Services)			32,460	5,911,492
	Otsuka Corp. (IT Services)			35,100	2,306,123
	RICOH Co., Ltd. (office electronics)			529,400	8,521,482
	ROHM Co., Ltd. (semiconductors & semiconductor equipment)			5,700	323,138
	Ryohin Keikaku Co., Ltd. (multiline retail)			55,900	3,266,131
	Shizuoka Bank, Ltd. (The) (commercial banks)			70,000	749,196
	Takeda Pharmaceutical Co., Ltd. (pharmaceuticals)			49,900	2,650,683
					64,788,212

	Netherlands (8.7%)
	ING Groep N.V. (diversified financial services)			102,000	3,334,395
❖	Reed Elsevier N.V. (media)			1,499,743	24,752,541
❖	TNT N.V. (air freight & logistics)			778,346	27,197,967
	Unilever N.V., C.V.A (food products)	(c)		120,700	3,336,616
					58,621,519

	Singapore (1.3%)
	DBS Group Holdings, Ltd. (commercial banks)			340,000	4,748,736
	Venture Corp., Ltd. (electronic equipment & instruments)			516,300	4,046,115
					8,794,851

	Spain (2.8%)
	Antena 3 de Television S.A. (media)	(a)		598,919	5,033,531
	Enagas (gas utilities)			394,600	10,170,750
	Indra Sistemas S.A. (IT Services)			137,900	3,676,938
					18,881,219

	Sweden (1.8%)
	Assa Abloy AB Class B (building products)	(a)		246,200	3,356,705
	Svenska Handelsbanken Class A (commercial banks)			113,100	2,880,594
	Telefonaktiebolaget LM Ericsson Class B (communications equipment)			595,800	6,243,560
					12,480,859

	Switzerland (12.8%)
	Actelion, Ltd. Registered (biotechnology)	(d)		61,083	3,318,376
	Geberit A.G. (building products)			36,932	4,708,373
❖	Nestle S.A. Registered (food products)			544,100	23,845,523
❖	Novartis A.G. Registered (pharmaceuticals)			242,448	14,371,127
❖	Novartis A.G., ADR (pharmaceuticals)	(b)		171,200	10,160,720
❖	Roche Holding A.G. Genusscheine (pharmaceuticals)			161,825	29,883,976
					86,288,095

	United Kingdom (19.2%)
	BP PLC, Sponsored ADR (oil, gas & consumable fuels)	(b)		297,333	18,268,140
	Cobham PLC (aerospace & defense)			912,762	3,648,111
	Diageo PLC (beverages)			700,961	12,192,134
	Intertek Group PLC (commercial services & supplies)			60,400	1,205,393
	Lloyds TSB Group PLC (commercial banks)			1,688,400	9,856,554
	Michael Page International PLC (commercial services & supplies)			611,200	3,110,618
	Rolls-Royce Group PLC (aerospace & defense)	(d)		1,637,899	11,536,748
	Royal Dutch Shell PLC Class A, ADR (oil, gas & consumable fuels)	(a) (b)		164,500	11,644,955
	Scottish & Southern Energy PLC (electric utilities)			433,200	11,990,760
	Shire, Ltd. (pharmaceuticals)			259,300	4,244,565
	Shire, Ltd., ADR (pharmaceuticals)	(b)		19,100	961,494
❖	Tesco PLC (food & staples retailing)			4,329,235	30,760,297
	Vodafone Group PLC, ADR (wireless telecommunication services)	(b)		392,024	10,518,004
					129,937,773

	United States (3.4%)
	Aflac, Inc. (insurance)			348,658	19,388,869
	Tim Hortons, Inc. (hotels, restaurants & leisure)			127,600	3,469,294
					22,858,163

	Total Common Stocks
	(Cost $608,729,445)				601,936,420

				Shares	Value
	Exchange Traded Funds (3.1%)	(e)
	United States (3.1%)
❖	iShares S&P Europe 350 Index Fund (capital markets)	(a)		437,400	20,715,264

	Total Exchange Traded Funds
	(Cost $21,472,049)				20,715,264

				Number of
				Warrants	Value

	Warrants (2.5%)
	Ireland (2.5%)
	Ryanair Holdings PLC Class A
	Strike Price €0.000001
	Expire 4/03/18 (airlines)	(d) (f)		4,371,640	16,890,917

	Total Warrants
	(Cost $17,478,714)				16,890,917

				Shares	Value
	Short-Term Investments (7.0%)
	Investment Company (6.6%)
	United States (6.6%)
	State Street Navigator Securities Lending Prime Portfolio (banks)	(g)		44,613,057	44,613,057

	Total Investment Company
	(Cost $44,613,057)				44,613,057

				Principal
				Amount	Value
	Time Deposit (0.4%)
	United States (0.4%)
	State Street Bank & Trust Co. (banks)
	1.67%, due 8/1/08			$2,815,219	2,815,219

	Total Time Deposit
	(Cost $2,815,219)				2,815,219

	Total Short-Term Investments
	(Cost $47,428,276)				47,428,276

	Total Investments
	(Cost $695,108,484)	(h)		101.6%	686,970,877
	Liabilities in Excess of
	Cash and Other Assets			(1.6)	(10,840,894)
	Net Assets			100.0%	$676,129,983

†	Percentages indicated are based on Fund net assets.
❖
Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund’s potential senior securities holdings to ensure proper coverage for these transactions.

(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $42,602,895; cash collateral of $44,613,057 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	ADR - American Depositary Receipt.
(c)	CVA - Certificaten Van Aandelen.
(d)	Non-income producing security.
(e)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(f)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(g)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	At July 31, 2008, cost is $698,644,720 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$39,394,127
	Gross unrealized depreciation			(51,067,970)
	Net unrealized depreciation			$(11,673,843)

The following abbreviation is used in the above portfolio:
	€ - Euro

MainStay International Equity Fund

Foreign Currency Forward Contracts open at July 31, 2008:
		Contract		Contract	Unrealized
		Amount		Amount	Appreciation/
		Purchased		Sold	(Depreciation)
Foreign Currency Buy Contracts:
Australian Dollar vs. U.S. Dollar, expiring 8/11/08	A$	6,964,648		$6,521,000	$31,696
Pound Sterling vs. U.S. Dollar, expiring 9/12/08		£7,022,617		13,550,000	329,659

		Contract		Contract
		Amount		Amount
		Sold		Purchased
Foreign Currency Sale Contracts:
Euro vs. Japanese Yen, expiring 10/21/08		€28,804,000		¥4,756,404,520	(460,021)
Euro vs. Japanese Yen, expiring 11/28/08		€16,800,000		¥2,798,880,000	73,700
Euro vs. Swedish Krona, expiring 9/5/08		€9,200,000	SEK	85,987,892	(149,301)
Swedish Krona vs. Japanese Yen, expiring 10/7/08	SEK	152,500,000		¥2,613,468,750	(783,938)
Swiss Franc vs. Japanese Yen, expiring 12/8/08	CHF	43,845,000		¥4,524,804,000	348,984
Net unrealized depreciation on foreign currency forward contracts					$(609,221)

Foreign Currency held at July 31, 2008:
	Currency			Cost	Value
Australian Dollar	A$	9,117,517		$7,792,661	$8,585,054
Euro		€3,161,376		4,936,751	4,931,272
Hong Kong Dollar	HKD	74,970		9,613	9,610
Japanese Yen		¥251,002,142		2,322,749	2,326,571
Norwegian Krone	NOK	7,812,144		1,533,826	1,524,737
Pound Sterling		£1,579,445		3,148,173	3,130,698
Singapore Dollar	SGD	184,586		135,770	134,991
Swedish Krona	SEK	479,239		79,833	79,159
Swiss Franc	CHF	3,721,541		3,574,897	3,553,123
				$23,534,273	$24,275,215

	MainStay Large Cap Growth Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (98.0%)	†
	Aerospace & Defense (5.4%)
	Precision Castparts Corp.		208,800	$19,508,184
	Rockwell Collins, Inc.		499,700	24,830,093
❖	United Technologies Corp.		775,700	49,629,286
				93,967,563

	Air Freight & Logistics (0.8%)
	C.H. Robinson Worldwide, Inc.		304,200	14,662,440

	Biotechnology (4.4%)
	Genzyme Corp.	(a)	517,500	39,666,375
	Gilead Sciences, Inc.	(a)	680,200	36,717,196
				76,383,571

	Capital Markets (3.9%)
	Charles Schwab Corp. (The)		1,267,700	29,017,653
	Goldman Sachs Group, Inc. (The)		98,400	18,109,536
	T. Rowe Price Group, Inc.		361,500	21,635,775
				68,762,964

	Chemicals (2.5%)
	Ecolab, Inc.		420,200	18,782,940
	Monsanto Co.		214,600	25,561,006
				44,343,946

	Communications Equipment (9.8%)
	Cisco Systems, Inc.	(a)	1,573,900	34,610,061
	Corning, Inc.		822,700	16,462,227
❖	QUALCOMM, Inc.		1,306,800	72,318,312
❖	Research In Motion, Ltd.	(a)	389,000	47,776,980
				171,167,580

	Computers & Peripherals (6.0%)
❖	Apple, Inc.	(a)	283,200	45,014,640
	EMC Corp.	(a)	1,103,200	16,559,032
❖	Hewlett-Packard Co.		947,100	42,430,080
				104,003,752

	Construction & Engineering (1.2%)
	Fluor Corp.		256,600	20,874,410

	Diversified Financial Services (1.6%)
	IntercontinentalExchange, Inc.	(a)	273,240	27,269,352

	Electric Utilities (1.0%)
	FirstEnergy Corp.		245,300	18,041,815

	Electrical Equipment (0.7%)
	SunPower Corp. Class A	(a) (b)	154,400	12,162,088

	Electronic Equipment & Instruments (0.9%)
	Dolby Laboratories, Inc. Class A	(a)	367,300	14,945,437

	Energy Equipment & Services (9.7%)
	FMC Technologies, Inc.	(a)	365,300	22,568,234
❖	Schlumberger, Ltd.		535,200	54,376,320
	Smith International, Inc.		306,800	22,819,784
	Transocean, Inc.	(a)	191,000	25,981,730
❖	Weatherford International, Ltd.	(a)	1,162,000	43,842,260
				169,588,328

	Food & Staples Retailing (4.9%)
	Costco Wholesale Corp.		268,800	16,848,384
❖	CVS Caremark Corp.		1,186,300	43,299,950
	Wal-Mart Stores, Inc.		425,300	24,931,086
				85,079,420

	Health Care Equipment & Supplies (4.6%)
	Alcon, Inc.		130,600	22,519,358
	Mindray Medical International, Ltd., ADR	(b) (c)	701,300	28,016,935
	St. Jude Medical, Inc.	(a)	622,900	29,014,682
				79,550,975

	Health Care Providers & Services (4.1%)
❖	Medco Health Solutions, Inc.	(a)	1,443,200	71,553,856

	Household Products (1.1%)
	Procter & Gamble Co. (The)		297,200	19,460,656

	Internet & Catalog Retail (2.3%)
	Amazon.com, Inc.	(a)	233,800	17,848,292
	Priceline.com, Inc.	(a) (b)	195,600	22,484,220
				40,332,512

	Internet Software & Services (3.2%)
	Equinix, Inc.	(a) (b)	284,800	23,171,328
	Google, Inc. Class A	(a)	68,200	32,309,750
				55,481,078

	IT Services (5.7%)
	Cognizant Technology Solutions Corp. Class A	(a) (b)	1,103,800	30,983,666
	Infosys Technologies, Ltd., Sponsored ADR	(b) (c)	763,300	30,066,387
	Mastercard, Inc. Class A		104,500	25,513,675
	Visa, Inc. Class A	(a)	187,300	13,684,138
				100,247,866

	Life Sciences Tools & Services (4.7%)
	Charles River Laboratories International, Inc.	(a)	316,300	21,021,298
	Illumina, Inc.	(a) (b)	231,400	21,575,736
	Thermo Fisher Scientific, Inc.	(a)	663,700	40,167,124
				82,764,158

	Machinery (5.6%)
❖	Danaher Corp.		640,200	50,991,930
	Deere & Co.		342,100	24,001,736
	SPX Corp.		179,900	22,807,722
				97,801,388

	Oil, Gas & Consumable Fuels (2.5%)
	Peabody Energy Corp.		125,100	8,463,015
	Sandridge Energy, Inc.	(a)	355,700	17,390,173
	Suncor Energy, Inc.		310,600	16,927,700
				42,780,888

	Personal Products (1.1%)
	Avon Products, Inc.		460,200	19,512,480

	Pharmaceuticals (2.7%)
	Allergan, Inc.		360,900	18,741,537
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(b) (c)	638,000	28,607,920
				47,349,457

	Semiconductors & Semiconductor Equipment (0.8%)
	MEMC Electronic Materials, Inc.	(a)	293,700	13,571,877

	Software (5.3%)
	Autodesk, Inc.	(a)	473,800	15,109,482
	Microsoft Corp.		1,631,200	41,954,464
	Oracle Corp.	(a)	810,300	17,445,759
	SAP A.G., Sponsored ADR	(c)	317,100	18,331,551
				92,841,256

	Trading Companies & Distributors (1.5%)
	Fastenal Co.	(b)	547,600	26,755,736

	Total Common Stocks
	(Cost $1,662,812,536)			1,711,256,849

			Shares	Value
	Short-Term Investment (8.5%)
	Investment Company (8.5%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	147,363,713	147,363,713

	Total Short-Term Investment
	(Cost $147,363,713)			147,363,713

	Total Investments
	(Cost $1,810,176,249)	(e)	106.5%	1,858,620,562

	Liabilities in Excess of
	Cash and Other Assets		(6.5)	(112,739,623)

	Net Assets		100.0%	$1,745,880,939

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $143,939,015; cash collateral of $147,363,713 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At July 31, 2008, cost is $1,811,401,047 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$121,420,704
	Gross unrealized depreciation		(74,201,189)
	Net unrealized appreciation		$47,219,515

	MainStay MAP Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (95.8%)	†
	Aerospace & Defense (2.3%)
	Boeing Co. (The)		93,700	$5,726,007
	GenCorp, Inc.	(a) (b)	134,600	1,127,948
	Hexcel Corp.	(a)	70,300	1,334,294
	Honeywell International, Inc.		35,800	1,820,072
	Lockheed Martin Corp.		21,700	2,263,961
	Northrop Grumman Corp.		169,728	11,437,970
	Orbital Sciences Corp.	(a)	136,500	3,413,865
	Raytheon Co.		173,600	9,883,048
				37,007,165

	Airlines (0.3%)
	Southwest Airlines Co.	(b)	349,100	5,442,469

	Auto Components (0.1%)
	Goodyear Tire & Rubber Co. (The)	(a)	95,650	1,877,609

	Banks (1.1%)
	SunTrust Banks, Inc.	(b)	423,500	17,388,910

	Beverages (3.1%)
	Coca-Cola Co. (The)		126,500	6,514,750
❖	PepsiCo, Inc.		649,241	43,213,482
				49,728,232

	Biotechnology (1.5%)
	Alkermes, Inc.	(a)	96,580	1,521,135
	Amgen, Inc.	(a)	75,253	4,713,095
	Celgene Corp.	(a)	115,892	8,748,687
	Cubist Pharmaceuticals, Inc.	(a)	39,027	884,352
	Genentech, Inc.	(a)	71,229	6,784,562
	Genzyme Corp.	(a)	18,371	1,408,137
				24,059,968

	Building Products (0.8%)
	Masco Corp.		812,800	13,403,072

	Capital Markets (3.7%)
	Ameriprise Financial, Inc.		37,460	1,592,050
	Bank of New York Mellon Corp. (The)		26,175	929,212
	Goldman Sachs Group, Inc. (The)	(b)	131,600	24,219,664
	Jefferies Group, Inc.	(b)	192,400	3,653,676
	Legg Mason, Inc.		20,110	811,438
	Merrill Lynch & Co., Inc.	(b)	83,700	2,230,605
	Morgan Stanley		390,660	15,423,257
	State Street Corp.		133,400	9,556,776
	Waddell & Reed Financial, Inc. Class A		47,800	1,596,520
				60,013,198

	Chemicals (5.1%)
	CF Industries Holdings, Inc.		38,900	6,358,594
	Chemtura Corp.		85,300	556,156
❖	E.I. du Pont de Nemours & Co.		1,285,800	56,330,898
	Monsanto Co.		135,014	16,081,518
	Mosaic Co. (The)	(a)	19,850	2,525,118
				81,852,284

	Commercial Banks (2.6%)
	Popular, Inc.	(b)	428,471	2,943,596
	U.S. Bancorp		304,700	9,326,867
	Wachovia Corp.	(b)	139,100	2,402,257
	Wells Fargo & Co.	(b)	884,374	26,770,001
				41,442,721

	Commercial Services & Supplies (0.6%)
	Covanta Holding Corp.	(a)	260,973	7,343,780
	Korn/Ferry International	(a)	12,300	215,250
	On Assignment, Inc.	(a)	18,800	160,364
	Waste Management, Inc.		47,500	1,688,150
				9,407,544

	Communications Equipment (2.3%)
❖	Cisco Systems, Inc.	(a)	1,491,900	32,806,881
	Corning, Inc.		44,000	880,440
	Finisar Corp.	(a) (b)	343,489	460,275
	Harris Corp.		3,419	164,625
	Harris Stratex Networks, Inc. Class A	(a)	6,102	44,850
	Motorola, Inc.		10,100	87,264
	NMS Communications Corp.	(a)	157,228	154,083
	Nokia OYJ, Sponsored ADR	(c)	50,200	1,371,464
	Nortel Networks Corp.	(a)	547	4,179
	Polycom, Inc.	(a)	21,759	513,512
				36,487,573

	Computers & Peripherals (3.2%)
	Apple, Inc.	(a)	79,925	12,704,079
	Dell, Inc.	(a)	204,300	5,019,651
	Hewlett-Packard Co.		647,650	29,014,720
	SanDisk Corp.	(a) (b)	200,442	2,826,232
	Sun Microsystems, Inc.	(a)	132,349	1,406,870
				50,971,552

	Construction & Engineering (0.4%)
	Chicago Bridge & Iron Co. N.V.		42,000	1,376,340
	Jacobs Engineering Group, Inc.	(a)	70,400	5,444,736
				6,821,076

	Construction Materials (0.1%)
	Vulcan Materials Co.	(b)	34,489	2,213,849

	Consumer Finance (2.6%)
	American Express Co.		441,700	16,395,904
	Capital One Financial Corp.	(b)	500,450	20,948,837
	Discover Financial Services	(b)	322,530	4,725,064
				42,069,805

	Containers & Packaging (0.0%)	‡
	Smurfit-Stone Container Corp.	(a)	8,050	45,965

	Diversified Consumer Services (0.2%)
	Coinstar, Inc.	(a)	95,917	3,308,177

	Diversified Financial Services (3.5%)
	Bank of America Corp.		13,324	438,360
	Citigroup, Inc.		253,900	4,745,391
	CME Group, Inc.		5,100	1,836,663
❖	JPMorgan Chase & Co.		1,022,550	41,546,206
	Leucadia National Corp.	(b)	118,200	5,291,814
	PHH Corp.	(a)	92,320	1,430,037
				55,288,471

	Diversified Telecommunication Services (1.6%)
	AT&T, Inc.		816,600	25,159,446
	Cincinnati Bell, Inc.	(a)	178,750	697,125
	Global Crossing, Ltd.	(a) (b)	24,823	409,828
				26,266,399

	Electric Utilities (1.4%)
	ALLETE, Inc.	(b)	6,500	276,640
	American Electric Power Co., Inc.		46,365	1,831,417
	Duke Energy Corp.		1,047,600	18,416,808
	Westar Energy, Inc.		101,700	2,245,536
				22,770,401

	Electrical Equipment (0.2%)
	Rockwell Automation, Inc.		70,500	3,137,955

	Electronic Equipment & Instruments (1.3%)
	Anixter International, Inc.	(a) (b)	8,800	598,664
	Sanmina-SCI Corp.	(a)	384,039	679,749
	Tyco Electronics, Ltd.		587,189	19,459,443
				20,737,856

	Energy Equipment & Services (3.1%)
	Baker Hughes, Inc.		343,200	28,454,712
	BJ Services Co.		165,372	4,861,937
	Exterran Holdings, Inc.	(a)	30,900	1,743,996
	Hercules Offshore, Inc.	(a) (b)	182,362	4,553,579
	Key Energy Services, Inc.	(a)	223,105	3,583,066
	Newpark Resources, Inc.	(a)	132,268	968,202
	Parker Drilling Co.	(a)	81,600	658,512
	Schlumberger, Ltd.		31,600	3,210,560
	Tidewater, Inc.	(b)	22,700	1,360,638
				49,395,202

	Entertainment (0.0%)	‡
	Macrovision Solutions Corp.	(a)	13,855	210,596

	Food & Staples Retailing (2.2%)
	CVS Caremark Corp.		677,826	24,740,649
	Great Atlantic & Pacific Tea Co., Inc. (The)	(a) (b)	21,913	348,636
	Longs Drug Stores Corp.		11,200	523,600
	Walgreen Co.		125,500	4,309,670
	Wal-Mart Stores, Inc.		93,800	5,498,556
				35,421,111

	Food Products (0.6%)
	Archer-Daniels-Midland Co.		170,840	4,891,149
	Bunge, Ltd.	(b)	43,800	4,332,696
				9,223,845

	Gas Utilities (0.1%)
	National Fuel Gas Co.		13,900	692,081
	Nicor, Inc.	(b)	21,050	838,211
				1,530,292

	Health Care Equipment & Supplies (2.3%)
	ArthroCare Corp.	(a) (b)	12,210	258,119
	Baxter International, Inc.		30,000	2,058,300
	Boston Scientific Corp.	(a)	315,850	3,755,456
	Covidien, Ltd.		175,589	8,646,002
	Gen-Probe, Inc.	(a)	26,668	1,421,938
	Hospira, Inc.	(a)	104,900	4,002,984
	Medtronic, Inc.		323,061	17,067,313
	SurModics, Inc.	(a) (b)	8,900	374,601
				37,584,713

	Health Care Providers & Services (1.1%)
	Aetna, Inc.		329,020	13,493,110
	Cardinal Health, Inc.		58,170	3,125,474
	Humana, Inc.	(a)	27,100	1,189,961
	SunLink Health Systems, Inc.	(a)	48,825	219,712
	Universal Health Services, Inc. Class B		3,000	181,860
				18,210,117

	Hotels, Restaurants & Leisure (1.4%)
	InterContinental Hotels Group PLC, ADR	(c)	816,915	10,709,756
	Marriott International, Inc. Class A		23,464	607,952
	McDonald's Corp.		137,500	8,221,125
	Wyndham Worldwide Corp.		144,340	2,589,460
				22,128,293

	Household Durables (0.0%)	‡
	Newell Rubbermaid, Inc.		9,500	157,035

	Household Products (2.2%)
	Colgate-Palmolive Co.		27,500	2,042,425
❖	Procter & Gamble Co. (The)		495,650	32,455,162
				34,497,587

	Independent Power Producers & Energy Traders (0.3%)
	AES Corp. (The)	(a)	127,957	2,065,226
	Dynegy, Inc. Class A	(a)	265,700	1,788,161
	Mirant Corp.	(a)	29,700	909,117
				4,762,504

	Industrial Conglomerates (5.4%)
	3M Co.		39,590	2,786,740
❖	General Electric Co.		2,011,425	56,903,213
	Textron, Inc.		456,700	19,852,749
	Tyco International, Ltd.		162,789	7,253,878
				86,796,580

	Insurance (4.5%)
	ACE, Ltd.		477,800	24,224,460
	Allstate Corp. (The)		171,900	7,945,218
	American International Group, Inc.		97,850	2,548,993
	Aon Corp.		133,435	6,111,323
	Chubb Corp. (The)		9,700	465,988
	HCC Insurance Holdings, Inc.		51,000	1,155,150
	Marsh & McLennan Cos., Inc.		110,355	3,117,529
	MetLife, Inc.		141,290	7,173,293
	Phoenix Cos., Inc. (The)		45,900	446,607
	Principal Financial Group, Inc.	(b)	68,200	2,899,182
	Travelers Cos., Inc. (The)		186,406	8,224,233
	W.R. Berkley Corp.		311,450	7,356,449
				71,668,425

	Internet & Catalog Retail (0.4%)
	Liberty Media Corp. Interactive Class A	(a)	438,790	6,156,224
	Stamps.com, Inc.	(a)	33,294	453,131
				6,609,355

	Internet Software & Services (1.7%)
	eBay, Inc.	(a) (b)	182,025	4,581,569
	Internet Capital Group, Inc.	(a)	33,850	272,154
	S1 Corp.	(a)	235,722	1,914,063
	VeriSign, Inc.	(a) (b)	486,198	15,820,883
	Yahoo!, Inc.	(a)	237,576	4,725,387
				27,314,056

	IT Services (0.2%)
	Computer Sciences Corp.	(a)	37,400	1,771,638
	Electronic Data Systems Corp.		38,000	942,780
				2,714,418

	Machinery (0.3%)
	Caterpillar, Inc.		73,500	5,109,720

	Marine (0.1%)
	American Commercial Lines, Inc.	(a) (b)	142,664	1,633,503

	Media (4.1%)
	Cablevision Systems Corp. Class A	(a)	143,000	3,472,040
	Comcast Corp. Class A		113,200	2,334,184
	DIRECTV Group, Inc. (The)	(a)	31,600	853,832
	Discovery Holding Co. Class A	(a)	34,587	687,590
	Liberty Global, Inc. Class A	(a)	9,060	261,200
	Liberty Global, Inc. Class C	(a)	23,670	648,558
	Liberty Media Corp. Capital Class A	(a)	49,085	762,781
	Liberty Media Corp. Entertainment Class A	(a)	196,340	4,833,891
	Marvel Entertainment, Inc.	(a) (b)	27,500	954,250
	News Corp. Class A		1,933,950	27,326,714
	Primedia, Inc.		11,729	46,212
	Time Warner, Inc.		143,500	2,054,920
	Viacom, Inc. Class B	(a)	744,450	20,792,489
				65,028,661

	Metals & Mining (0.3%)
	United States Steel Corp.		28,400	4,554,224

	Multiline Retail (2.0%)
	Kohl's Corp.	(a)	67,900	2,845,689
	Target Corp.	(b)	634,650	28,705,220
				31,550,909

	Multi-Utilities (0.3%)
	Black Hills Corp.		14,150	456,621
	CMS Energy Corp.	(b)	112,800	1,522,800
	DTE Energy Co.		26,200	1,074,200
	Sempra Energy		27,800	1,561,248
				4,614,869

	Office Electronics (0.0%)	‡
	Xerox Corp.		36,600	499,224

	Oil & Gas (0.0%)	‡
	ExxonMobil Corp.		7,500	603,225

	Oil, Gas & Consumable Fuels (10.3%)
	Anadarko Petroleum Corp.		115,700	6,700,187
	Apache Corp.		129,000	14,469,930
	BP PLC, Sponsored ADR	(c)	389,700	23,943,168
	Chesapeake Energy Corp.	(b)	90,700	4,548,605
	Chevron Corp.		60,374	5,105,225
	ConocoPhillips		63,178	5,156,588
	Devon Energy Corp.		207,171	19,658,456
	Hess Corp.		40,000	4,056,000
❖	Marathon Oil Corp.		699,350	34,596,845
	Noble Energy, Inc.		28,318	2,091,851
	Occidental Petroleum Corp.		332,590	26,218,070
	Plains Exploration & Production Co.	(a)	3,557	199,085
	Spectra Energy Corp.		546,500	14,848,405
	Williams Cos., Inc.		119,500	3,829,975
				165,422,390

	Paper & Forest Products (0.3%)
	MeadWestvaco Corp.		75,005	2,010,884
	Weyerhaeuser Co.		38,600	2,063,556
				4,074,440

	Pharmaceuticals (6.7%)
	Abbott Laboratories		137,800	7,763,652
❖	Johnson & Johnson		484,500	33,173,715
	Merck & Co., Inc.		5,000	164,500
	Mylan, Inc.	(a) (b)	36,500	473,405
	Schering-Plough Corp.		1,334,950	28,140,746
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(b) (c)	117,998	5,291,030
❖	Wyeth		804,500	32,598,340
				107,605,388

	Real Estate Investment Trusts (0.8%)
	Colonial Properties Trust	(b)	43,600	870,256
	Friedman, Billings, Ramsey Group, Inc. Class A		23,100	39,963
	HCP, Inc.	(b)	109,346	3,944,110
	UDR, Inc.		297,370	7,594,830
				12,449,159

	Real Estate Management & Development (0.3%)
	St. Joe Co. (The)	(b)	121,600	4,259,648

	Road & Rail (0.8%)
	Avis Budget Group, Inc.	(a)	141,170	861,137
	Celadon Group, Inc.	(a)	116,374	1,539,628
	CSX Corp.		40,100	2,709,958
	Norfolk Southern Corp.		21,050	1,513,916
	Union Pacific Corp.		70,400	5,803,776
				12,428,415

	Semiconductors (0.0%)	‡
	Cirrus Logic, Inc.	(a)	79,091	449,237

	Semiconductors & Semiconductor Equipment (2.0%)
	Applied Micro Circuits Corp.	(a) (b)	54,262	421,073
	Intel Corp.		207,320	4,600,431
	NVIDIA Corp.	(a)	21,899	250,525
	Skyworks Solutions, Inc.	(a)	48,778	461,440
	Texas Instruments, Inc.		1,086,300	26,483,994
	Vitesse Semiconductor Corp.	(a)	75,852	55,372
				32,272,835

	Software (1.2%)
	Blackboard, Inc.	(a)	37,939	1,516,042
	Compuware Corp.	(a)	245,372	2,699,092
	i2 Technologies, Inc.	(a) (b)	65,332	843,436
	Microsoft Corp.		549,133	14,123,701
	MSC.Software Corp.	(a)	2,700	34,020
	TIBCO Software, Inc.	(a)	36,300	298,023
				19,514,314

	Specialty Retail (0.5%)
	Circuit City Stores, Inc.	(b)	15,900	32,118
	Home Depot, Inc. (The)	(b)	232,300	5,535,709
	PEP Boys-Manny, Moe & Jack	(b)	220,955	1,630,648
				7,198,475

	Telecommunications (0.1%)
	Verizon Communications, Inc.		21,400	728,456

	Wireless Telecommunication Services (2.2%)
	Sprint Nextel Corp.		105,141	855,848
❖	Vodafone Group PLC, ADR	(c)	1,287,750	34,550,333
				35,406,181

	Total Common Stocks
	(Cost $1,541,610,767)			1,535,369,653

			Shares	Value
	Convertible Preferred Stock (0.0%)	‡
	Hotels, Restaurants & Leisure (0.0%)	‡
	Six Flags, Inc.
	7.25%		101,600	584,200

	Total Convertible Preferred Stock
	(Cost $2,279,079)			584,200

			Number of
			Warrants	Value
	Warrants (0.0%)	‡
	Marine (0.0%)	‡
	American Commercial Lines, Inc.
	Strike Price $12.00
	Expire 1/12/09	(a) (d)	6,765	538,494

	Total Warrants
	(Cost $3,173,826)			538,494

			Principal
			Amount	Value
	Long-Term Bonds (0.1%)
	Convertible Bond (0.1%)
	Commercial Services (0.1%)
	Rewards Network, Inc.
	3.25%, due 10/15/23		$800,000	748,000

	Total Convertible Bond
	(Cost $680,816)			748,000

			Principal
			Amount	Value
	Corporate Bond (0.0%)	‡
	Marine (0.0%)	‡
	American Commercial Lines LLC
	11.25%, due 1/1/09	(d) (e) (f) (g)	5,511,870	37,419

	Total Corporate Bond
	(Cost $0)			37,419

	Total Long-Term Bonds
	(Cost $680,816)			785,419

			Shares	Value
	Short-Term Investments (10.5%)

	Investment Companies (10.5%)
	State Street Navigator Fund		51,627,539	51,627,539
	State Street Navigator Securities Lending Prime Portfolio	(h)	117,220,484	117,220,484

	Total Short-Term Investments
	(Cost $168,848,023)			168,848,023

	Total Investments
	(Cost $1,716,592,511)	(i)	106.4%	1,706,125,789

	Liabilities in Excess of
	Cash and Other Assets		(6.4)	(102,482,298)

	Net Assets		100.0%	$1,603,643,491

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $112,851,325; cash collateral of $117,220,484 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Fair valued security. The total market value of these securities at July 31, 2008 is $575,913, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	Illiquid security. The total market value of the security at July 31, 2008 is $37,419, which represents less than one-tenth of a percent of the Fund's net assets.
(f)	Escrow Reserve-Reserve account for disputed claims.
(g)	Issue in default.
(h)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	At July 31, 2008, cost is $1,720,397,657 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$185,901,242
	Gross unrealized depreciation		(200,173,110)
	Net unrealized depreciation		$(14,271,868)

	MainStay Mid Cap Growth Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (88.8%)	†
	Aerospace & Defense (6.4%)
❖	Alliant Techsystems, Inc.	(a)	59,550	$5,894,853
❖	L-3 Communications Holdings, Inc.		52,200	5,151,618
	Precision Castparts Corp.		51,700	4,830,331
				15,876,802

	Biotechnology (1.8%)
	Cephalon, Inc.	(a) (b)	48,100	3,518,996
	United Therapeutics Corp.	(a)	8,800	997,832
				4,516,828

	Capital Markets (2.1%)
	Affiliated Managers Group, Inc.	(a) (b)	44,100	3,810,240
	Ameriprise Financial, Inc.		33,800	1,436,500
				5,246,740

	Chemicals (1.1%)
	Mosaic Co. (The)	(a)	21,800	2,773,178

	Communications Equipment (1.3%)
	Harris Corp.		69,300	3,336,795

	Computers & Peripherals (0.5%)
	Logitech International S.A.	(a) (b)	47,200	1,238,056

	Construction & Engineering (4.6%)
❖	Fluor Corp.		98,200	7,988,570
	Quanta Services, Inc.	(a) (b)	111,500	3,443,120
				11,431,690

	Containers & Packaging (2.5%)
	Crown Holdings, Inc.	(a)	145,000	4,064,350
	Owens-Illinois, Inc.	(a)	48,500	2,048,640
				6,112,990

	Distributors (1.4%)
	LKQ Corp.	(a)	174,500	3,577,250

	Diversified Consumer Services (0.6%)
	Capella Education Co.	(a) (b)	29,300	1,529,460

	Diversified Financial Services (0.8%)
	IntercontinentalExchange, Inc.	(a)	19,700	1,966,060

	Diversified Telecommunication Services (0.4%)
	NTELOS Holdings Corp.		36,600	875,106

	Electric Utilities (0.6%)
	DPL, Inc.		63,700	1,616,706

	Electrical Equipment (3.7%)
	General Cable Corp.	(a) (b)	69,800	4,022,574
❖	Roper Industries, Inc.		84,200	5,151,356
				9,173,930

	Electronic Equipment & Instruments (5.6%)
❖	Amphenol Corp. Class A		160,600	7,655,802
	Anixter International, Inc.	(a) (b)	48,000	3,265,440
	Avnet, Inc.	(a)	108,900	2,968,614
				13,889,856

	Energy Equipment & Services (6.9%)
❖	Atwood Oceanics, Inc.	(a)	126,800	5,821,388
	FMC Technologies, Inc.	(a)	18,600	1,149,108
❖	National Oilwell Varco, Inc.	(a)	77,800	6,117,414
	Weatherford International, Ltd.	(a)	108,200	4,082,386
				17,170,296

	Health Care Equipment & Supplies (7.1%)
	Becton, Dickinson & Co.		56,200	4,771,942
	C.R. Bard, Inc.	(b)	30,100	2,794,484
	Hologic, Inc.	(a)	173,504	3,204,619
	Hospira, Inc.	(a)	71,100	2,713,176
	St. Jude Medical, Inc.	(a)	88,000	4,099,040
				17,583,261

	Health Care Providers & Services (4.4%)
	Coventry Health Care, Inc.	(a)	29,650	1,048,721
	DaVita, Inc.	(a)	34,700	1,937,995
	Henry Schein, Inc.	(a) (b)	76,700	4,108,052
	Medco Health Solutions, Inc.	(a)	77,900	3,862,282
				10,957,050

	Internet Software & Services (1.8%)
	Akamai Technologies, Inc.	(a) (b)	48,800	1,138,992
	Equinix, Inc.	(a) (b)	42,400	3,449,664
				4,588,656

	IT Services (1.4%)
	Alliance Data Systems Corp.	(a) (b)	30,300	1,943,745
	NeuStar, Inc. Class A	(a)	40,500	849,690
	Vmware, Inc. Class A	(a) (b)	16,300	584,355
				3,377,790

	Life Sciences Tools & Services (7.0%)
	ICON PLC, Sponsored ADR	(a) (c)	42,400	3,406,416
	Millipore Corp.	(a)	39,500	2,778,825
	Pharmaceutical Product Development, Inc.		101,100	3,855,954
❖	Thermo Fisher Scientific, Inc.	(a)	122,300	7,401,596
				17,442,791

	Machinery (5.4%)
	Actuant Corp. Class A		106,000	3,228,760
❖	Joy Global, Inc.		87,100	6,290,362
	Oshkosh Corp.		43,600	786,544
	Terex Corp.	(a)	66,500	3,147,445
				13,453,111

	Media (0.9%)
	Cablevision Systems Corp. Class A	(a)	95,200	2,311,456

	Metals & Mining (2.1%)
	Allegheny Technologies, Inc.		15,000	709,350
	Commercial Metals Co.		60,100	1,793,985
	Steel Dynamics, Inc.		84,100	2,664,288
				5,167,623

	Multiline Retail (0.3%)
	Dollar Tree, Inc.	(a)	16,700	626,250

	Oil, Gas & Consumable Fuels (3.9%)
❖	Newfield Exploration Co.	(a)	98,700	4,834,326
	Patriot Coal Corp.	(a) (b)	11,150	1,406,573
	Peabody Energy Corp.		50,500	3,416,325
				9,657,224

	Personal Products (2.6%)
	Avon Products, Inc.		73,000	3,095,200
	Chattem, Inc.	(a) (b)	51,900	3,345,993
				6,441,193

	Semiconductors & Semiconductor Equipment (1.5%)
	MEMC Electronic Materials, Inc.	(a)	81,500	3,766,115

	Software (4.3%)
	Autodesk, Inc.	(a)	114,100	3,638,649
	FactSet Research Systems, Inc.	(b)	57,100	3,292,957
	MICROS Systems, Inc.	(a)	66,200	2,097,216
	Progress Software Corp.	(a)	58,700	1,727,541
				10,756,363

	Specialty Retail (1.6%)
	Dick's Sporting Goods, Inc.	(a)	96,700	1,697,085
	Guess?, Inc.		73,300	2,321,411
				4,018,496

	Textiles, Apparel & Luxury Goods (1.3%)
	Coach, Inc.	(a)	82,500	2,104,575
	Phillips-Van Heusen Corp.		31,300	1,108,020
				3,212,595

	Wireless Telecommunication Services (2.9%)
	American Tower Corp. Class A	(a)	71,600	3,000,040
	SBA Communications Corp. Class A	(a) (b)	111,100	4,209,579
				7,209,619

	Total Common Stocks
	(Cost $200,338,719)			220,901,336

			Shares	Value
	Exchange Traded Fund (0.9%)	(d)
	iShares Russell Midcap Growth Index Fund		46,000	2,337,260
	Total Exchange Traded Fund
	(Cost $2,632,274)			2,337,260

			Shares	Value
	Short-Term Investments (25.4%)

	Investment Company (15.2%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	37,852,884	37,852,884
	Total Investment Company
	(Cost $37,852,884)			37,852,884

			Principal
			Amount	Value
	Time Deposit (10.2%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$25,314,522	25,314,522
	Total Time Deposit
	(Cost $25,314,522)			25,314,522

	Total Short-Term Investments
	(Cost $63,167,406)			63,167,406

	Total Investments
	(Cost $266,138,399)	(f)	115.1%	286,406,002

	Liabilities in Excess of
	Cash and Other Assets		(15.1)	(37,474,242)

	Net Assets		100.0%	$248,931,760

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $36,893,390; cash collateral of $37,852,884 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At July 31, 2008, cost is $266,221,776 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$33,500,986
	Gross unrealized depreciation		(13,316,760)
	Net unrealized appreciation		$20,184,226

	MainStay Mid Cap Value Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (93.7%)	†
	Aerospace & Defense (1.6%)
	Raytheon Co.		63,942	$3,640,218

	Airlines (0.4%)
	Delta Air Lines, Inc.	(a) (b)	108,300	816,582

	Beverages (0.5%)
	Constellation Brands, Inc. Class A	(a)	51,100	1,099,672

	Capital Markets (1.6%)
	Investment Technology Group, Inc.	(a)	116,800	3,473,632

	Chemicals (2.6%)
	Arch Chemicals, Inc.		31,682	1,016,992
	Chemtura Corp.		413,800	2,697,976
	Olin Corp.		70,625	2,100,387
				5,815,355

	Commercial Banks (3.4%)
	KeyCorp		103,800	1,095,090
	Marshall & Ilsley Corp.	(b)	139,043	2,113,454
	PNC Financial Services Group, Inc.		60,700	4,327,303
				7,535,847

	Commercial Services & Supplies (2.7%)
	Avery Dennison Corp.		51,200	2,253,312
	Pitney Bowes, Inc.	(b)	116,511	3,692,234
				5,945,546

	Communications Equipment (1.4%)
	Emulex Corp.	(a)	266,100	2,998,947

	Containers & Packaging (1.2%)
	Ball Corp.		57,400	2,558,892

	Diversified Telecommunication Services (2.4%)
❖	Embarq Corp.		115,700	5,295,589

	Electric Utilities (4.2%)
	American Electric Power Co., Inc.		44,100	1,741,950
	Edison International		69,200	3,345,128
❖	Pepco Holdings, Inc.		173,600	4,329,584
				9,416,662

	Electrical Equipment (1.3%)
	Rockwell Automation, Inc.		63,700	2,835,287

	Electronic Equipment & Instruments (4.0%)
	Avnet, Inc.	(a)	109,700	2,990,422
	Ingram Micro, Inc. Class A	(a)	127,800	2,355,354
	Molex, Inc. Class A		151,800	3,508,098
				8,853,874

	Energy Equipment & Services (5.6%)
	Baker Hughes, Inc.		19,000	1,575,290
❖	BJ Services Co.		182,100	5,353,740
	Diamond Offshore Drilling, Inc.		17,200	2,051,960
	Tidewater, Inc.	(b)	56,400	3,380,616
				12,361,606

	Food & Staples Retailing (3.0%)
❖	Kroger Co. (The)		236,600	6,691,048

	Food Products (4.4%)
	Corn Products International, Inc.		73,900	3,437,089
	General Mills, Inc.		57,300	3,689,547
	J.M. Smucker Co. (The)		54,000	2,631,960
				9,758,596

	Gas Utilities (1.1%)
	AGL Resources, Inc.		69,500	2,401,920

	Health Care Providers & Services (4.5%)
	Coventry Health Care, Inc.	(a)	93,300	3,300,021
	Humana, Inc.	(a)	28,900	1,268,999
❖	Quest Diagnostics, Inc.		101,300	5,385,108
				9,954,128

	Insurance (9.1%)
❖	Aspen Insurance Holdings, Ltd.		189,000	4,798,710
	Genworth Financial, Inc. Class A		223,800	3,574,086
	Hartford Financial Services Group, Inc. (The)		44,900	2,846,211
	HCC Insurance Holdings, Inc.		107,100	2,425,815
	Lincoln National Corp.		51,000	2,432,700
	PartnerRe, Ltd.		57,400	4,036,368
				20,113,890

	IT Services (3.3%)
	Affiliated Computer Services, Inc. Class A	(a)	74,800	3,605,360
	Computer Sciences Corp.	(a)	79,752	3,777,852
				7,383,212

	Machinery (2.8%)
	Oshkosh Corp.		100,700	1,816,628
	Pentair, Inc.		87,700	3,036,174
	Timken Co. (The)		42,700	1,409,954
				6,262,756

	Media (2.6%)
	Cablevision Systems Corp. Class A	(a)	156,800	3,807,104
	Gannett Co., Inc.	(b)	111,400	2,018,568
				5,825,672

	Metals & Mining (1.5%)
	Teck Cominco, Ltd. Class B		73,900	3,397,183

	Multiline Retail (0.8%)
	Nordstrom, Inc.		65,000	1,868,100

	Multi-Utilities (3.6%)
	Ameren Corp.		80,600	3,311,854
	CenterPoint Energy, Inc.		146,600	2,311,882
	PG&E Corp.		61,325	2,362,852
				7,986,588

	Oil, Gas & Consumable Fuels (5.1%)
	Frontier Oil Corp.		150,100	2,739,325
	Hess Corp.		41,700	4,228,380
❖	Spectra Energy Corp.		163,200	4,434,144
				11,401,849

	Pharmaceuticals (4.9%)
	Barr Pharmaceuticals, Inc.	(a)	17,700	1,167,846
❖	Forest Laboratories, Inc.	(a)	144,700	5,138,297
❖	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(b) (c)	102,600	4,600,584
				10,906,727

	Real Estate Investment Trusts (3.8%)
	Douglas Emmett, Inc.		117,400	2,762,422
	General Growth Properties, Inc.	(b)	51,948	1,423,895
	Highwoods Properties, Inc.		117,363	4,283,750
				8,470,067

	Road & Rail (0.5%)
	Werner Enterprises, Inc.	(b)	50,000	1,190,500

	Specialty Retail (6.3%)
	American Eagle Outfitters, Inc.		112,600	1,576,400
	Bed Bath & Beyond, Inc.	(a) (b)	79,600	2,215,268
	Gap, Inc. (The)	(b)	204,100	3,290,092
	TJX Cos., Inc.		62,200	2,096,762
	Tractor Supply Co.	(a) (b)	56,300	2,139,963
	Williams-Sonoma, Inc.	(b)	159,100	2,774,704
				14,093,189

	Thrifts & Mortgage Finance (2.4%)
❖	NewAlliance Bancshares, Inc.	(b)	411,500	5,341,270

	Trading Companies & Distributors (1.1%)
	WESCO International, Inc.	(a)	66,600	2,507,490

	Total Common Stocks
	(Cost $223,420,572)			208,201,894

			Shares	Value
	Exchange Traded Fund (1.1%)	(d)
	iShares Dow Jones U.S. Real Estate Index Fund		40,700	2,535,610
	Total Exchange Traded Fund
	(Cost $2,687,828)			2,535,610

			Shares	Value
	Short-Term Investments (19.1%)
	Investment Company (13.7%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	30,503,925	30,503,925
	Total Investment Company
	(Cost $30,503,925)			30,503,925

			Principal
			Amount	Value
	Time Deposit (5.4%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$11,878,103	11,878,103
	Total Time Deposit
	(Cost $11,878,103)			11,878,103

	Total Short-Term Investments
	(Cost $42,382,028)			42,382,028

	Total Investments
	(Cost $268,490,428)	(f)	113.9%	253,119,532

	Liabilities in Excess of
	Cash and Other Assets		(13.9)	(30,892,563)

	Net Assets		100.0%	$222,226,969

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $29,326,202; cash collateral of $30,503,925 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At July 31, 2008, cost is $268,289,823 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$20,926,869
	Gross unrealized depreciation		(36,097,160)
	Net unrealized depreciation		$(15,170,291)

	MainStay Money Market Fund
	Portfolio of Investments		July 31, 2008 unaudited
			Principal	Amortized
			Amount	Cost

	Short-Term Investments (100.2%)	†
	Commercial Paper (62.1%)
	Abbey National North America LLC
	2.35%, due 8/1/08	(a)	$6,500,000	$6,500,000
	2.51%, due 9/17/08	(a)	6,500,000	6,478,700
	Abbott Laboratories
	2.16%, due 8/1/08	(a) (b)	7,000,000	7,000,000
	AIG Funding, Inc.
	2.60%, due 9/9/08	(a)	4,750,000	4,736,621
	2.70%, due 8/19/08	(a)	4,500,000	4,493,925
	Allianz Finance Corp.
	2.40%, due 9/8/08	(a) (b)	3,000,000	2,992,400
	2.40%, due 9/16/08	(a) (b)	7,000,000	6,978,533
	2.40%, due 9/22/08	(a) (b)	3,000,000	2,989,600
	American Express Credit Corp.
	2.55%, due 8/26/08	(a)	6,000,000	5,989,375
	American General Finance Corp.
	2.60%, due 8/4/08	(a)	3,500,000	3,499,242
	AstraZeneca PLC
	2.50%, due 10/15/08	(a) (b)	4,200,000	4,178,125
	2.62%, due 10/15/08	(a) (b)	6,000,000	5,967,250
	3.00%, due 8/4/08	(a) (b)	300,000	299,925
	Australia & New Zealand Banking Group, Ltd.
	2.52%, due 9/16/08	(a) (b)	6,500,000	6,479,070
	2.55%, due 9/15/08	(a) (b)	6,500,000	6,479,281
	Bank of America Corp.
	2.66%, due 9/19/08	(a)	6,000,000	5,978,277
	Barclays U.S. Funding Corp.
	2.49%, due 9/2/08	(a)	7,000,000	6,984,507
	BNP Paribas Finance, Inc.
	2.44%, due 8/7/08	(a)	6,750,000	6,747,255
	2.56%, due 9/24/08	(a)	6,900,000	6,873,504
	ChevronTexaco Funding Corp.
	2.10%, due 8/19/08	(a)	6,000,000	5,993,700
	Deutsche Bank Financial LLC
	2.43%, due 9/9/08	(a)	5,550,000	5,535,390
	2.44%, due 9/22/08	(a)	7,000,000	6,975,329
	Dexia Delaware LLC
	2.58%, due 8/7/08	(a)	3,500,000	3,498,495
	2.60%, due 8/6/08	(a)	2,500,000	2,499,098
	2.70%, due 9/2/08	(a)	1,400,000	1,396,640
	2.79%, due 10/10/08	(a)	4,500,000	4,475,587
	2.80%, due 9/5/08	(a)	1,000,000	997,278
	Electricite de France
	2.38%, due 10/10/08	(a) (b)	6,000,000	5,972,233
	Export Development Canada
	2.22%, due 10/8/08	(a)	5,000,000	4,979,033
	2.23%, due 9/23/08	(a)	8,000,000	7,973,736
	General Electric Capital Corp.
	2.34%, due 8/12/08	(a)	5,850,000	5,845,817
	2.37%, due 10/1/08	(a)	7,000,000	6,971,889
	HSBC Finance Corp.
	2.62%, due 10/7/08	(a)	6,000,000	5,970,743
	ING U.S. Funding LLC
	2.48%, due 8/5/08	(a)	1,500,000	1,499,586
	2.565%, due 9/15/08	(a)	7,000,000	6,977,556
	2.655%, due 8/11/08	(a)	4,050,000	4,047,013
	JPMorgan Chase & Co.
	2.39%, due 8/12/08	(a)	5,500,000	5,495,984
	KfW
	2.26%, due 10/28/08	(a) (b)	6,500,000	6,464,091
	2.31%, due 9/26/08	(a) (b)	7,000,000	6,974,847
	Lloyds TSB Bank PLC
	2.52%, due 9/24/08	(a)	9,725,000	9,688,239
	Minnesota Mining & Manufacturing Co.
	2.03%, due 8/12/08	(a)	6,000,000	5,996,278
	Morgan Stanley
	2.53%, due 8/19/08	(a)	2,000,000	1,997,470
	2.94%, due 8/21/08	(a)	1,500,000	1,497,550
	3.04%, due 8/4/08	(a)	2,675,000	2,674,323
	National Australia Funding Delaware, Inc.
	2.54%, due 8/8/08	(a) (b)	13,000,000	12,993,579
	Nationwide Building Society
	2.50%, due 8/26/08	(a) (b)	6,000,000	5,989,583
	2.73%, due 10/3/08	(a) (b)	3,175,000	3,159,831
	Prudential Funding LLC
	2.27%, due 8/13/08	(a)	7,400,000	7,394,401
	2.43%, due 9/18/08	(a)	5,300,000	5,282,828
	Quebec Province
	2.40%, due 12/29/08	(a)	7,600,000	7,524,000
	Rabobank USA Finance Corp.
	2.365%, due 8/22/08	(a)	5,625,000	5,617,240
	2.66%, due 10/3/08	(a)	6,675,000	6,643,928
	Royal Bank of Canada
	2.55%, due 9/2/08	(a)	4,575,000	4,564,630
	2.55%, due 9/3/08	(a)	6,400,000	6,385,040
	Royal Bank of Scotland
	2.65%, due 10/7/08	(a)	6,500,000	6,467,942
	Shell International Finance B.V.
	2.15%, due 9/29/08	(a) (b)	6,725,000	6,701,304
	2.35%, due 9/26/08	(a) (b)	7,000,000	6,974,411
	Societe Generale North America, Inc.
	2.46%, due 8/25/08	(a)	6,500,000	6,489,340
	2.63%, due 8/22/08	(a)	5,050,000	5,042,252
	2.65%, due 9/12/08	(a)	1,000,000	996,908
	Svenska Handelsbanken, Inc.
	2.30%, due 8/25/08	(a)	3,000,000	2,995,400
	2.49%, due 8/5/08	(a)	6,000,000	5,998,340
	2.55%, due 8/20/08	(a)	3,275,000	3,270,592
	Swedish Export Credit Corp.
	2.22%, due 8/21/08	(a)	6,000,000	5,992,600
	Swiss RE Financial Products Corp.
	2.82%, due 8/11/08	(a) (b)	1,050,000	1,049,177
	2.83%, due 8/14/08	(a) (b)	3,775,000	3,771,143
	2.85%, due 8/14/08	(a) (b)	3,500,000	3,496,397
	Total Capital S.A.
	2.25%, due 9/30/08	(a) (b)	6,400,000	6,376,000
	2.26%, due 9/30/08	(a) (b)	6,500,000	6,475,517
	Toyota Motor Credit Corp.
	2.45%, due 9/23/08	(a)	6,500,000	6,476,555
	2.53%, due 10/9/08	(a)	6,500,000	6,468,481
	Unilever Capital Corp.
	2.61%, due 10/14/08	(a) (b)	7,000,000	6,962,445
	2.68%, due 10/27/08	(a) (b)	4,800,000	4,768,912
	USAA Capital Corp.
	2.00%, due 8/15/08	(a)	6,000,000	5,995,333
	Wells Fargo & Co.
	2.40%, due 8/25/08	(a)	6,200,000	6,190,080
	2.43%, due 8/7/08	(a)	6,500,000	6,497,368
				405,055,052

	Corporate Bonds (4.2%)
	Bank of America N.A.
	2.813%, due 12/18/08	(c)	6,625,000	6,622,418
	International Business Machines Corp.
	2.491%, due 9/8/08	(b) (c)	5,400,000	5,399,683
	Wachovia Bank N.A.
	2.461%, due 2/23/09	(c)	4,750,000	4,743,123
	2.758%, due 10/3/08	(c)	6,500,000	6,498,566
	3.50%, due 8/15/08		4,250,000	4,247,394
				27,511,184

	Federal Agencies (33.3%)
	Federal Home Loan Bank
	2.286%, due 12/12/08	(c)	6,000,000	6,000,000
	2.592%, due 12/24/08	(c)	6,000,000	6,000,000
	2.599%, due 2/18/09	(c)	4,400,000	4,401,606
	2.70%, due 3/17/09		7,000,000	7,000,000
	2.75%, due 2/20/09		7,200,000	7,200,000
	Federal Home Loan Bank (Discount Notes)
	2.17%, due 8/13/08	(a)	6,300,000	6,295,443
	2.18%, due 8/4/08	(a)	4,150,000	4,149,246
	2.18%, due 8/6/08	(a)	7,000,000	6,997,881
	2.19%, due 8/6/08	(a)	5,250,000	5,248,403
	2.20%, due 8/1/08	(a)	4,875,000	4,875,000
	2.23%, due 8/27/08	(a)	6,500,000	6,489,531
	2.23%, due 8/29/08	(a)	7,075,000	7,062,729
	2.44%, due 9/19/08	(a)	7,400,000	7,375,424
	Federal Home Loan Mortgage Corporation
	2.368%, due 4/7/09	(c)	6,900,000	6,900,000
	Federal Home Loan Mortgage Corporation (Discount Notes)
	2.20%, due 8/18/08	(a)	6,500,000	6,493,247
	2.38%, due 9/8/08	(a)	7,000,000	6,982,415
	2.435%, due 9/22/08	(a)	7,600,000	7,573,269
	2.50%, due 9/12/08	(a)	4,850,000	4,835,855
	Federal National Mortgage Association (Discount Notes)
	2.145%, due 8/27/08	(a)	6,000,000	5,990,705
	2.25%, due 8/18/08	(a)	3,025,000	3,021,786
	2.26%, due 8/29/08	(a)	2,525,000	2,520,561
	2.27%, due 8/28/08	(a)	7,000,000	6,988,083
	2.30%, due 8/20/08	(a)	7,000,000	6,991,503
	2.30%, due 8/27/08	(a)	5,050,000	5,041,611
	2.30%, due 9/5/08	(a)	6,000,000	5,986,583
	2.32%, due 9/10/08	(a)	2,775,000	2,767,847
	2.34%, due 9/12/08	(a)	6,000,000	5,983,620
	2.34%, due 9/25/08	(a)	4,600,000	4,583,555
	2.36%, due 9/17/08	(a)	6,000,000	5,981,513
	2.40%, due 9/10/08	(a)	3,375,000	3,366,000
	2.40%, due 10/6/08	(a)	2,000,000	1,991,200
	2.43%, due 9/29/08	(a)	7,000,000	6,972,123
	2.45%, due 10/1/08	(a)	5,800,000	5,775,922
	United States Treasury Bills
	1.647%, due 9/18/08	(a)	3,000,000	2,993,412
	1.74%, due 9/11/08	(a)	6,350,000	6,337,420
	1.745%, due 9/4/08	(a)	9,000,000	8,985,172
	1.77%, due 8/14/08	(a)	3,750,000	3,747,604
	1.808%, due 10/2/08	(a)	9,250,000	9,221,206
				217,127,475

	Medium-Term Notes (0.6%)
	American Honda Finance Corp.
	3.013%, due 9/18/08	(b) (c)	3,800,000	3,800,000
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		36,480	36,480
				3,836,480

	Total Short-Term Investments
	(Amortized Cost $653,530,191)	(d)	100.2%	653,530,191

	Liabilities in Excess of
	Cash and Other Assets		(0.2)	(1,244,159)

	Net Assets		100.0%	$652,286,032

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest rate presented is yield to maturity.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)	The cost stated also represents the aggregate cost for federal income tax purposes.

	MainStay Principal Preservation Fund
	Portfolio of Investments		July 31, 2008 unaudited
			Principal	Amortized
			Amount	Cost

	Short-Term Investments (98.6%)	†
	Certificate of Deposit (1.9%)
	Rabobank Nederland N.V. NY
	2.62%, due 8/19/08		$3,600,000	$3,600,024

	Commercial Paper (39.3%)
	Air Liquide U.S. LLC
	2.20%, due 8/6/08	(a) (b)	3,600,000	3,598,900
	AllianceBernstein
	2.28%, due 8/4/08	(a) (b)	1,800,000	1,799,658
	Altria Group, Inc.
	2.85%, due 8/18/08	(b)	1,500,000	1,497,981
	AT&T, Inc.
	2.15%, due 8/11/08	(a) (b)	1,000,000	999,403
	2.19%, due 9/4/08	(a) (b)	740,000	738,469
	2.21%, due 10/16/08	(a) (b)	2,000,000	1,990,669
	Brown-Forman Corp.
	2.45%, due 11/10/08	(a) (b)	3,500,000	3,475,942
	Cargill Global Fund PLC
	2.35%, due 8/1/08	(a) (b)	1,880,000	1,880,000
	Cargill, Inc.
	2.30%, due 8/22/08	(a) (b)	1,800,000	1,797,585
	Clorox Co.
	2.75%, due 9/2/08	(b)	900,000	897,800
	Coca-Cola Co. (The)
	2.15%, due 9/15/08	(b)	3,000,000	2,991,938
	2.32%, due 10/2/08	(b)	600,000	597,603
	Diageo Capital PLC
	2.90%, due 8/4/08	(a) (b)	1,500,000	1,499,637
	FPL Group Capital, Inc.
	2.35%, due 8/8/08	(a) (b)	3,700,000	3,698,309
	General Electric Capital Corp.
	2.37%, due 10/24/08	(b)	750,000	745,853
	2.66%, due 1/9/09	(b)	2,700,000	2,667,880
	Henkel Corp.
	2.30%, due 8/21/08	(a) (b)	3,500,000	3,495,528
	Kimberly-Clark Worldwide
	2.10%, due 8/11/08	(a) (b)	860,000	859,498
	L'Oreal USA, Inc.
	2.24%, due 10/2/08	(a) (b)	2,000,000	1,992,284
	Massachusetts Mutual Life Insurance Co.
	2.35%, due 8/19/08	(a) (b)	2,000,000	1,997,650
	National Cooperative Services Corp.
	2.35%, due 8/1/08	(a) (b)	3,000,000	3,000,000
	2.40%, due 9/2/08	(a) (b)	700,000	698,507
	Paccar Financial Corp.
	2.30%, due 9/24/08	(b)	849,000	846,071
	PepsiAmericas, Inc.
	2.40%, due 8/8/08	(b)	1,700,000	1,699,207
	2.40%, due 8/15/08	(b)	2,000,000	1,998,133
	Principal Financial Services, Inc.
	2.35%, due 8/5/08	(a) (b)	2,530,000	2,529,339
	Private Export Funding Corp.
	2.17%, due 8/5/08	(a) (b)	1,245,000	1,244,700
	Prudential PLC
	2.58%, due 8/6/08	(b)	3,500,000	3,498,746
	Sanofi-Aventis
	2.32%, due 10/3/08	(a) (b)	3,000,000	2,987,820
	Societe Generale North America, Inc.
	2.63%, due 9/12/08	(b)	1,900,000	1,894,170
	2.65%, due 9/19/08	(b)	1,325,000	1,320,221
	2.65%, due 9/25/08	(b)	550,000	547,773
	Staples, Inc.
	3.12%, due 8/13/08	(a) (b)	1,300,000	1,298,648
	Telstra Corp., Ltd.
	2.70%, due 10/3/08	(a) (b)	1,000,000	995,275
	2.75%, due 10/24/08	(a) (b)	615,000	611,054
	Time Warner, Inc.
	2.77%, due 8/4/08	(a) (b)	750,000	749,827
	2.85%, due 8/4/08	(a) (b)	500,000	499,881
	Toyota Motor Credit Corp.
	2.53%, due 10/27/08	(b)	2,000,000	1,987,772
	Verizon Communications, Inc.
	2.45%, due 8/26/08	(a) (b)	2,400,000	2,395,917
	2.54%, due 9/22/08	(a) (b)	1,280,000	1,275,304
	XTO Energy, Inc.
	2.90%, due 8/4/08	(b)	1,000,000	999,758
	Xtra, Inc.
	2.25%, due 8/7/08	(b)	3,000,000	2,998,875
				75,299,585

	Corporate Bonds (3.1%)
	Dayton Hudson Corp.
	5.875%, due 11/1/08		2,000,000	2,016,093
	HBOS PLC
	2.688%, due 3/6/09	(a) (c)	2,000,000	1,999,927
	Honeywell International, Inc.
	2.848%, due 3/13/09	(c)	1,400,000	1,399,102
	Target Corp.
	5.40%, due 10/1/08		500,000	501,853
				5,916,975

	Federal Agencies (49.6%)
	Federal Home Loan Bank
	2.45%, due 9/19/08		7,000,000	7,005,909
	Federal Home Loan Bank (Discount Notes)
	2.20%, due 8/21/08	(b)	715,000	714,126
	2.23%, due 8/21/08	(b)	2,695,000	2,691,661
	2.32%, due 10/8/08	(b)	1,965,000	1,956,389
	2.33%, due 8/7/08	(b)	2,840,000	2,838,897
	2.47%, due 1/2/09	(b)	775,000	766,811
	2.53%, due 1/7/09	(b)	1,655,000	1,636,507
	2.542%, due 5/12/09	(b)	1,378,000	1,350,366
	2.60%, due 4/14/09	(b)	3,000,000	2,944,533
	Federal Home Loan Mortgage Corporation (Discount Notes)
	2.06%, due 9/8/08	(b)	640,000	638,608
	2.08%, due 9/15/08	(b)	3,000,000	2,992,200
	2.09%, due 9/8/08	(b)	2,745,000	2,738,945
	2.09%, due 9/22/08	(b)	2,500,000	2,492,453
	2.135%, due 8/4/08	(b)	2,646,000	2,645,529
	2.27%, due 3/30/09	(b)	970,000	955,259
	2.40%, due 10/14/08	(b)	610,000	606,991
	2.43%, due 9/12/08	(b)	1,600,000	1,595,464
	2.48%, due 11/7/08	(b)	5,000,000	4,966,244
	2.53%, due 10/27/08	(b)	1,000,000	993,886
	2.54%, due 12/30/08	(b)	2,120,000	2,097,414
	2.55%, due 10/14/08	(b)	875,000	870,414
	2.603%, due 1/5/09	(b)	3,500,000	3,460,268
	2.64%, due 12/22/08	(b)	2,000,000	1,979,027
	Federal National Mortgage Association
	3.25%, due 8/15/08		6,195,000	6,198,129
	4.00%, due 9/2/08		17,743,000	17,760,921
	4.00%, due 1/26/09		6,000,000	6,061,596
	5.125%, due 9/2/08		6,000,000	6,011,589
	Federal National Mortgage Association (Discount Notes)
	1.94%, due 9/17/08	(b)	2,000,000	1,994,935
	2.00%, due 9/17/08	(b)	1,250,000	1,246,736
	2.28%, due 8/12/08	(b)	680,000	679,526
	2.30%, due 8/14/08	(b)	1,460,000	1,458,787
	2.48%, due 12/3/08	(b)	1,065,000	1,055,903
	2.485%, due 12/31/08	(b)	1,030,000	1,019,193
	2.56%, due 12/10/08	(b)	530,000	525,063
				94,950,279

	Medium-Term Notes (4.7%)
	Boeing Capital Corp.
	Series 1
	6.50%, due 11/17/08		2,000,000	2,019,275
	Caterpillar Financial Services Corp.
	Series F
	3.75%, due 5/15/09		2,000,000	2,010,289
	International Business Machines Corp.
	4.375%, due 6/1/09		3,950,000	3,993,164
	John Deere Capital Corp.
	4.50%, due 8/25/08		1,000,000	999,840
				9,022,568

	Total Short-Term Investments
	(Amortized Cost $188,789,431)	(d)	98.6%	188,789,431

	Cash and Other Assets,
	Less Liabilities		1.4	2,686,815

	Net Assets		100.0%	$191,476,246

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(d)	The cost stated also represents the aggregate cost for federal income tax purposes.

	MainStay Small Cap Growth Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (90.3%)	†
	Aerospace & Defense (2.4%)
	Alliant Techsystems, Inc.	(a) (b)	18,100	$1,791,719
	Triumph Group, Inc.		26,100	1,382,256
				3,173,975

	Air Freight & Logistics (1.7%)
❖	HUB Group, Inc. Class A	(a)	58,200	2,261,652

	Beverages (2.9%)
❖	Central European Distribution Corp.	(a) (b)	52,100	3,801,216

	Biotechnology (4.1%)
	Alexion Pharmaceuticals, Inc.	(a)	13,000	1,218,750
	BioMarin Pharmaceuticals, Inc.	(a) (b)	24,300	790,965
	Myriad Genetics, Inc.	(a) (b)	15,700	1,044,050
	Onyx Pharmaceuticals, Inc.	(a) (b)	18,000	729,000
	OSI Pharmaceuticals, Inc.	(a)	12,500	657,875
	United Therapeutics Corp.	(a)	8,100	918,459
				5,359,099

	Capital Markets (2.6%)
	Affiliated Managers Group, Inc.	(a) (b)	11,000	950,400
❖	optionsXpress Holdings, Inc.		98,500	2,443,785
				3,394,185

	Chemicals (1.4%)
	CF Industries Holdings, Inc.		8,000	1,307,680
	Terra Industries, Inc.		8,700	469,800
				1,777,480

	Commercial Services & Supplies (4.3%)
	Copart, Inc.	(a)	26,100	1,144,746
	FTI Consulting, Inc.	(a)	22,400	1,593,984
	Sykes Enterprises, Inc.	(a)	104,500	1,845,470
	Waste Connections, Inc.	(a)	28,300	1,029,837
				5,614,037

	Construction & Engineering (2.9%)
	Layne Christensen Co.	(a)	37,620	1,718,105
❖	Quanta Services, Inc.	(a) (b)	69,100	2,133,808
				3,851,913

	Consumer Finance (0.9%)
	Cash America International, Inc.		29,500	1,243,720

	Containers & Packaging (0.9%)
	Crown Holdings, Inc.	(a)	40,300	1,129,609

	Distributors (1.4%)
	LKQ Corp.	(a)	86,300	1,769,150

	Diversified Consumer Services (1.0%)
	Capella Education Co.	(a) (b)	24,800	1,294,560

	Diversified Telecommunication Services (1.4%)
	NTELOS Holdings Corp.		75,200	1,798,032

	Electrical Equipment (2.9%)
	GrafTech International, Ltd.	(a)	25,600	600,320
❖	II-VI, Inc.	(a)	67,100	2,580,666
	Polypore International, Inc.	(a)	24,000	627,600
				3,808,586

	Electronic Equipment & Instruments (5.0%)
	Anixter International, Inc.	(a) (b)	22,900	1,557,887
❖	FLIR Systems, Inc.	(a) (b)	53,700	2,187,738
	Itron, Inc.	(a) (b)	15,300	1,412,649
	Mettler-Toledo International, Inc.	(a)	13,300	1,429,883
				6,588,157

	Energy Equipment & Services (8.6%)
❖	Atwood Oceanics, Inc.	(a)	47,900	2,199,089
	Dawson Geophysical Co.	(a)	15,700	1,030,391
	Dril-Quip, Inc.	(a)	20,000	1,082,800
	Gulf Island Fabrication, Inc.		32,900	1,459,115
	Gulfmark Offshore, Inc.	(a)	27,300	1,369,914
	Hornbeck Offshore Services, Inc.	(a) (b)	27,600	1,230,408
	Lufkin Industries, Inc.	(b)	16,800	1,498,560
	NATCO Group, Inc. Class A	(a)	30,700	1,462,855
				11,333,132

	Food Products (1.6%)
❖	Sanderson Farms, Inc.	(b)	53,600	2,130,064

	Health Care Equipment & Supplies (3.4%)
	Gen-Probe, Inc.	(a)	13,100	698,492
	Hologic, Inc.	(a)	37,600	694,472
	Immucor, Inc.	(a)	40,950	1,233,824
	NuVasive, Inc.	(a) (b)	15,100	848,167
	Wright Medical Group, Inc.	(a)	31,100	979,339
				4,454,294

	Health Care Providers & Services (4.8%)
❖	Amedisys, Inc.	(a) (b)	62,400	4,001,088
	Bio-Reference Laboratories, Inc.	(a) (b)	47,800	1,236,108
	Healthspring, Inc.	(a)	51,100	993,895
				6,231,091

	Hotels, Restaurants & Leisure (1.0%)
	Bally Technologies, Inc.	(a)	15,600	495,924
	WMS Industries, Inc.	(a) (b)	28,100	791,858
				1,287,782

	Insurance (0.4%)
	Tower Group, Inc.		25,700	585,446

	Internet & Catalog Retail (1.1%)
	Priceline.com, Inc.	(a) (b)	12,000	1,379,400

	Internet Software & Services (2.1%)
	Bankrate, Inc.	(a) (b)	14,200	446,590
	Equinix, Inc.	(a) (b)	22,600	1,838,736
	Omniture, Inc.	(a)	25,700	445,895
				2,731,221

	IT Services (1.0%)
	CyberSource Corp.	(a) (b)	77,200	1,370,300

	Life Sciences Tools & Services (4.2%)
	ICON PLC, Sponsored ADR	(a) (c)	26,300	2,112,942
❖	PAREXEL International Corp.	(a)	115,800	3,384,834
				5,497,776

	Machinery (4.0%)
	Actuant Corp. Class A		52,300	1,593,058
	Bucyrus International, Inc.		28,900	2,023,289
	Gardner Denver, Inc.	(a)	22,600	1,030,560
	Middleby Corp. (The)	(a) (b)	13,700	641,160
				5,288,067

	Multiline Retail (0.8%)
	Dollar Tree, Inc.	(a)	26,400	990,000

	Oil, Gas & Consumable Fuels (2.6%)
	Comstock Resources, Inc.	(a)	7,600	463,676
	Mariner Energy, Inc.	(a)	39,700	1,050,462
	Penn Virginia Corp.		8,600	522,450
	Swift Energy Co.	(a)	26,400	1,341,648
				3,378,236

	Personal Products (2.0%)
	American Oriental Bioengineering, Inc.	(a) (b)	69,300	654,885
	Chattem, Inc.	(a) (b)	30,200	1,946,994
				2,601,879

	Road & Rail (1.3%)
	Genesee & Wyoming, Inc. Class A	(a)	41,800	1,691,646

	Semiconductors & Semiconductor Equipment (3.6%)
	Diodes, Inc.	(a) (b)	67,875	1,762,714
	Hittite Microwave Corp.	(a)	43,700	1,394,904
	Microsemi Corp.	(a)	51,900	1,347,324
	Tessera Technologies, Inc.	(a)	14,900	259,558
				4,764,500

	Software (4.7%)
	ANSYS, Inc.	(a) (b)	42,700	1,959,076
	MICROS Systems, Inc.	(a)	54,800	1,736,064
	Progress Software Corp.	(a)	51,400	1,512,702
	Quality Systems, Inc.	(b)	27,800	913,230
				6,121,072

	Specialty Retail (2.9%)
	Aeropostale, Inc.	(a)	42,600	1,373,850
	Dick's Sporting Goods, Inc.	(a)	37,600	659,880
	Guess?, Inc.		18,900	598,563
	Gymboree Corp. (The)	(a)	31,900	1,193,060
				3,825,353

	Textiles, Apparel & Luxury Goods (2.4%)
	Fossil, Inc.	(a)	24,100	645,398
	Phillips-Van Heusen Corp.		27,400	969,960
	Warnaco Group, Inc. (The)	(a)	36,700	1,539,565
				3,154,923

	Trading Companies & Distributors (0.5%)
	Interline Brands, Inc.	(a)	41,800	660,022

	Wireless Telecommunication Services (1.5%)
	SBA Communications Corp. Class A	(a) (b)	52,000	1,970,280

	Total Common Stocks
	(Cost $105,049,787)			118,311,855

			Shares	Value
	Short-Term Investments (37.3%)

	Investment Company (28.0%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	36,684,134	36,684,134
	Total Investment Company
	(Cost $36,684,134)			36,684,134

			Principal
			Amount	Value
	Time Deposit (9.3%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$12,219,492	12,219,492
	Total Time Deposit
	(Cost $12,219,492)			12,219,492

	Total Short-Term Investments
	(Cost $48,903,626)			48,903,626

	Total Investments
	(Cost $153,953,413)	(e)	127.6%	167,215,481

	Liabilities in Excess of
	Cash and Other Assets		(27.6)	(36,195,646)

	Net Assets		100.0%	$131,019,835

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $35,635,256; cash collateral of $36,684,134 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At July 31, 2008, cost is $153,956,178 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$20,435,747
	Gross unrealized depreciation		(7,176,444)
	Net unrealized appreciation		$13,259,303

	MainStay Small Cap Value Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (98.4%)	†
	Aerospace & Defense (1.7%)
❖	GenCorp, Inc.	(a) (b)	74,400	$623,472
	Hexcel Corp.	(a)	15,100	286,598
				910,070

	Airlines (0.8%)
	Republic Airways Holdings, Inc.	(a)	43,400	417,074

	Auto Components (0.9%)
	ArvinMeritor, Inc.		35,700	493,017

	Biotechnology (1.3%)
❖	Emergent Biosolutions, Inc.	(a)	52,900	712,563

	Building Products (2.0%)
	NCI Building Systems, Inc.	(a) (b)	15,300	573,138
	Simpson Manufacturing Co., Inc.	(b)	20,800	499,408
				1,072,546

	Capital Markets (3.7%)
	Hercules Technology Growth Capital, Inc.		40,000	398,000
❖	KBW, Inc.	(a) (b)	26,100	689,562
	Knight Capital Group, Inc. Class A	(a)	27,100	444,169
	Prospect Capital Corp.	(b)	33,200	438,240
				1,969,971

	Chemicals (2.4%)
❖	Olin Corp.		19,700	585,878
	Tronox, Inc. Class A		139,900	194,461
	Westlake Chemical Corp.	(b)	28,900	506,039
				1,286,378

	Commercial Banks (9.7%)
	Center Financial Corp.		33,700	370,700
	F.N.B. Corp.	(b)	38,077	431,412
	First Commonwealth Financial Corp.	(b)	38,900	443,460
	First Regional Bancorp	(a) (b)	37,800	189,378
❖	International Bancshares Corp.		25,000	615,000
	Old National Bancorp	(b)	21,900	332,442
	PacWest Bancorp		20,200	376,124
	Park National Corp.	(b)	4,300	269,309
	Renasant Corp.		21,800	386,078
	TriCo Bancshares		27,300	411,684
	Union Bankshares Corp.	(b)	21,900	478,296
	United Bankshares, Inc.		16,400	413,116
	Whitney Holding Corp.		20,000	411,200
				5,128,199

	Commercial Services & Supplies (7.9%)
	Consolidated Graphics, Inc.	(a)	8,600	288,100
	Deluxe Corp.		27,800	397,540
	Ennis, Inc.		23,600	364,620
	Genesis Lease, Ltd., ADR	(c)	44,300	575,457
	Herman Miller, Inc.		19,100	499,274
❖	ICF International, Inc.	(a)	33,000	625,020
	Portfolio Recovery Associates, Inc.	(a) (b)	12,400	494,388
	Trimeris, Inc.	(b)	82,500	419,925
	TrueBlue, Inc.	(a)	35,700	539,070
				4,203,394

	Computers & Peripherals (0.7%)
	Rimage Corp.	(a)	23,900	362,563

	Construction & Engineering (1.0%)
	VSE Corp.		13,200	517,704

	Containers & Packaging (1.5%)
	Chesapeake Corp.	(a)	206,200	371,160
	Rock-Tenn Co. Class A		12,500	444,375
				815,535

	Diversified Consumer Services (1.0%)
	Pre-Paid Legal Services, Inc.	(a) (b)	12,300	516,846

	Diversified Financial Services (0.8%)
	NewStar Financial, Inc.	(a) (b)	77,000	422,730

	Diversified Telecommunication Services (0.8%)
	Consolidated Communications Holdings, Inc.		31,000	432,760

	Electric Utilities (0.7%)
	UniSource Energy Corp.		12,100	369,655

	Electronic Equipment & Instruments (3.9%)
	Insight Enterprises, Inc.	(a)	39,900	509,124
	Park Electrochemical Corp.	(b)	13,400	339,556
	SYNNEX Corp.	(a)	12,400	289,664
	Technitrol, Inc.		31,300	438,826
	Zygo Corp.	(a)	44,300	478,883
				2,056,053

	Energy Equipment & Services (3.0%)
	Basic Energy Services, Inc.	(a)	15,700	422,644
❖	Complete Production Services, Inc.	(a)	21,500	684,560
	Parker Drilling Co.	(a) (b)	57,600	464,832
				1,572,036

	Food & Staples Retailing (0.8%)
	Great Atlantic & Pacific Tea Co., Inc. (The)	(a) (b)	25,900	412,069

	Food Products (1.0%)
	Imperial Sugar Co.	(b)	36,300	507,474

	Health Care Providers & Services (2.6%)
	Emergency Medical Services, L.P.	(a) (b)	18,800	507,976
	Five Star Quality Care, Inc.	(a)	69,300	304,227
	MedCath Corp.	(a)	31,300	584,371
				1,396,574

	Hotels, Restaurants & Leisure (5.9%)
	Ameristar Casinos, Inc.	(b)	24,200	318,714
	California Pizza Kitchen, Inc.	(a)	33,700	439,785
	Carrols Restaurant Group, Inc.	(a)	51,500	295,610
	Domino's Pizza, Inc.	(a)	41,000	531,360
	Landry's Restaurants, Inc.	(b)	28,500	415,245
	Luby's, Inc.	(a)	64,300	447,528
	Ruth's Hospitality Group, Inc.	(a)	61,500	293,355
	Town Sports International Holdings, Inc.	(a)	39,900	398,601
				3,140,198

	Household Durables (1.4%)
	Furniture Brands International, Inc.		36,200	429,694
	Hooker Furniture Corp.		19,500	326,040
				755,734

	Insurance (5.0%)
	Delphi Financial Group, Inc. Class A		11,300	281,935
	Hallmark Financial Services, Inc.	(a)	49,400	477,698
	Meadowbrook Insurance Group, Inc.		66,200	424,342
	Presidential Life Corp.		24,400	391,376
	RLI Corp.		6,000	327,720
	Selective Insurance Group, Inc.		14,137	305,359
	Zenith National Insurance Corp.		13,500	464,535
				2,672,965

	Internet & Catalog Retail (0.8%)
	Netflix, Inc.	(a) (b)	13,300	410,837

	IT Services (1.5%)
	infoGROUP, Inc.		84,600	433,152
	TNS, Inc.	(a)	16,300	371,640
				804,792

	Leisure Equipment & Products (1.1%)
	Arctic Cat, Inc.		64,100	570,490

	Machinery (1.9%)
	Miller Industries, Inc./TN	(a)	37,800	325,080
	Watts Water Technologies, Inc. Class A	(b)	11,000	324,940
	Xerium Technologies, Inc.		75,100	347,713
				997,733

	Media (2.3%)
	LodgeNet Interactive Corp.	(a) (b)	71,600	249,168
	Playboy Enterprises, Inc. Class B	(a) (b)	64,000	298,880
	RCN Corp.	(a)	25,600	311,552
	Sinclair Broadcast Group, Inc. Class A	(b)	44,400	338,772
				1,198,372

	Metals & Mining (0.8%)
	Worthington Industries, Inc.	(b)	24,100	427,534

	Multiline Retail (0.5%)
	Tuesday Morning Corp.	(a) (b)	70,100	269,184

	Multi-Utilities (0.7%)
	PNM Resources, Inc.		29,500	345,445

	Oil & Gas (1.0%)
	Calumet Specialty Products Partners, L.P.	(b)	26,300	366,622
	Edge Petroleum Corp.	(a)	29,200	150,088
				516,710

	Oil, Gas & Consumable Fuels (5.3%)
❖	Aventine Renewable Energy Holdings, Inc.	(a) (b)	103,300	702,440
	Callon Petroleum Co.	(a)	16,400	377,036
	Delek US Holdings, Inc.		30,600	244,494
	Global Partners, L.P./MA	(b)	31,600	440,188
	RAM Energy Resources, Inc.	(a) (b)	49,500	230,670
	Stone Energy Corp.	(a)	6,000	306,120
	USEC, Inc.	(a) (b)	50,300	262,566
	Western Refining, Inc.	(b)	29,800	237,208
				2,800,722

	Paper & Forest Products (1.6%)
	Buckeye Technologies, Inc.	(a)	51,600	503,100
	Glatfelter		23,700	346,494
				849,594

	Personal Products (0.7%)
	Prestige Brands Holdings, Inc.	(a)	36,400	361,088

	Pharmaceuticals (0.9%)
	Sciele Pharma, Inc.	(a)	25,400	473,710

	Real Estate Investment Trusts (6.7%)
	Cedar Shopping Centers, Inc.		40,400	515,504
	DCT Industrial Trust, Inc.		49,400	418,418
	Entertainment Properties Trust		9,000	482,760
	FelCor Lodging Trust, Inc.		30,290	242,017
	Hersha Hospitality Trust		40,900	290,390
	National Retail Properties, Inc.	(b)	25,500	539,070
	Newcastle Investment Corp.	(b)	40,100	243,808
	NorthStar Realty Finance Corp.	(b)	57,600	482,688
	Resource Capital Corp.	(b)	51,700	345,873
				3,560,528

	Road & Rail (3.4%)
❖	Old Dominion Freight Line, Inc.	(a)	21,600	792,720
	P.A.M. Transportation Services, Inc.	(a)	38,000	501,600
	Werner Enterprises, Inc.	(b)	21,908	521,630
				1,815,950

	Semiconductors & Semiconductor Equipment (0.6%)
	Rudolph Technologies, Inc.	(a)	38,900	339,597

	Specialty Retail (4.4%)
	Brown Shoe Co., Inc.		32,800	529,392
	Charming Shoppes, Inc.	(a)	98,300	535,735
	Dress Barn, Inc.	(a)	26,400	425,832
❖	Talbots, Inc.	(b)	59,800	837,798
				2,328,757

	Textiles, Apparel & Luxury Goods (1.0%)
	Steven Madden, Ltd.	(a)	23,100	519,519

	Thrifts & Mortgage Finance (1.7%)
	First Financial Holdings, Inc.		29,300	585,414
	United Community Financial Corp.		57,900	315,555
				900,969

	Trading Companies & Distributors (1.0%)
	H&E Equipment Services, Inc.	(a)	40,200	511,746

	Total Common Stocks
	(Cost $68,226,033)			52,147,385

			Shares	Value
	Short-Term Investments (31.3%)

	Investment Company (29.6%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	15,695,761	15,695,761
	Total Investment Company
	(Cost $15,695,761)			15,695,761

			Principal
			Amount	Value
	Time Deposit (1.7%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$883,613	883,613
	Total Time Deposit
	(Cost $883,613)			883,613

	Total Short-Term Investments
	(Cost $16,579,374)			16,579,374

	Total Investments
	(Cost $84,805,407)	(e)	129.7%	68,726,759

	Liabilities in Excess of
	Cash and Other Assets		(29.7)	(15,737,040)

	Net Assets		100.0%	$52,989,719

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $14,915,044; cash collateral of $15,695,761 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At July 31, 2008, cost is $84,799,266 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$2,078,058
	Gross unrealized depreciation		(18,150,565)
	Net unrealized depreciation		$(16,072,507)

	MainStay Tax Free Bond Fund
	Portfolio of Investments		†††	July 31, 2008 unaudited
				Principal
				Amount	Value
	Long-Term Municipal Bonds (100.0%)	†
	Alaska (0.2%)
	Valdez Alaska Marine Term Revenue, ExxonMobil Corp. Project
	3.64%, due 12/1/29	(a)		$500,000	$500,000

	Arizona (3.7%)
	Arizona Health Facilities Authority Revenue, Banner Health Series A
	5.00%, due 1/1/19			1,500,000	1,552,005
❖	Scottsdale Arizona Industrial Development Authority Hospital Revenue, Scottsdale Healthcare
	5.00%, due 9/1/17			4,720,000	4,771,306
	5.00%, due 9/1/18			1,440,000	1,439,942
					7,763,253
	California (9.2%)
	California State Economic Recovery
	Series B
	5.00%, due 7/1/23	(a)		5,000,000	5,212,300
	California State Office of the State Treasurer
	5.00%, due 8/1/25	(b)		5,000,000	5,037,900
	California State Various Purposes
	5.25%, due 4/1/34			5,000	5,019
❖	Golden State Tobacco Securitization Corp.
	5.00%, due 6/1/45			10,000,000	8,884,200
					19,139,419
	Colorado (2.0%)
	Denver, Colorado City & County Airport Revenue
	Series A2
	5.25%, due 11/15/32	(a) (c)		4,000,000	4,072,360

	Delaware (1.1%)
	Delaware State Economic Development Authority Revenue Pollution
	Control, Delmarva Power
	Series C, Insured: AMBAC
	4.90%, due 5/1/26	(a) (d)		2,250,000	2,279,745

	Florida (9.4%)
	Florida Hurricane Catastrophe Fund, Florida Finance Corp. Revenue
	Series A
	5.00%, due 7/1/14			2,000,000	2,060,800
	Highlands County Florida Health Facilities Authority Revenue Hospital,
	Adventist Health Systems
	Series D
	5.375%, due 11/15/35	(e)		4,500,000	4,907,340
	Hillsborough County Florida Industrial Development Authority Hospital Revenue, Tampa General Hospital Project
	5.25%, due 10/1/41			6,000,000	5,565,720
	Miami-Dade County Florida Solid Waste System Revenue
	Insured: MBIA
	5.00%, due 10/1/19	(f)		1,735,000	1,771,869
	South Florida Water Management District,
	Insured: AMBAC
	5.00%, due 10/1/20	(d)		5,245,000	5,386,877
					19,692,606

	Georgia (1.6%)
	Monroe County, Georgia Development Authority, Oglethorpe Power Corp.
	Series B
	4.625%, due 1/1/36	(a)		3,250,000	3,279,673

	Illinois (15.1%)
	Chicago, Illinois
	Series A
	5.25%, due 1/1/33			3,000,000	3,060,180
❖	Chicago, Illinois Housing Authority Capital Program Revenue
	Insured: FSA
	5.00%, due 7/1/23	(b) (g)		7,100,000	7,310,160
	Chicago, Illinois Waterworks Revenue
	Insured: FGIC
	6.50%, due 11/1/15	(h)		3,005,000	3,519,516
	Illinois Health Facilities Authority Revenue, Lake Forest Hospital
	Series A
	5.75%, due 7/1/29			2,000,000	2,028,540
	Illinois State Sales Tax Revenue
	Second Series, Insured: FGIC
	5.50%, due 6/15/17	(h)		4,000,000	4,432,240
❖	Illinois State Toll Highway Authority
	Series A-1, Insured: FSA
	5.00%, due 1/1/26	(b) (g)		7,000,000	7,697,480
	Kane McHenry Cook & De Kalb Counties Illinois Unit School District No. 300
	Insured: XLCA
	5.00%, due 12/1/20	(i)		3,500,000	3,509,135
					31,557,251

	Louisiana (2.0%)
	State of Louisiana Offshore Terminal Authority Deepwater Port Revenue
	Series C
	5.25%, due 9/1/16			3,970,000	4,087,433

	Maryland (3.2%)
❖	Maryland Health & Higher Educational Facilities Authority Revenue
	5.00%, due 7/1/14			1,845,000	1,939,316
	5.00%, due 7/1/16			1,345,000	1,401,140
	5.00%, due 7/1/17			1,180,000	1,220,273
	5.00%, due 7/1/18			2,060,000	2,107,524
					6,668,253

	Massachusetts (4.2%)
	Massachusetts Bay Transportation Authority Revenue Assessment
	Series A
	5.75%, due 7/1/18	(e)		210,000	222,142
❖	Massachusetts State Health & Educational Facilities Authority Revenue, Caregroup
	Series E2
	5.00%, due 7/1/17			3,000,000	3,038,640
	5.00%, due 7/1/18			3,500,000	3,505,285
	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology
	Series A
	5.00%, due 7/1/19			500,000	540,290
	5.00%, due 7/1/38			1,500,000	1,532,415
					8,838,772

	Michigan (0.1%)
	Michigan Tobacco Settlement Finance Authority
	6.00%, due 6/1/34			250,000	215,788

	Nebraska (0.0%)	‡
	Nebraska Investment Finance Authority, Single Family Housing Revenue
	Series C
	6.30%, due 9/1/28	(c)		15,000	15,200

	Nevada (1.9%)
	Clark County Nevada Passenger Facility Charge Revenue, Las Vegas-McCarran International Airport
	Series A-2, Insured: AMBAC
	5.00%, due 7/1/26	(d)		4,000,000	3,971,760

	New Jersey (2.1%)
	New Jersey State Trust Fund Transportation Authority System
	Series C, Insured: FSA
	5.50%, due 12/15/17	(b) (g)		3,810,000	4,291,546

	New Mexico (1.4%)
	New Mexico Finance Authority State Transportation Revenue
	Series A, Insured: MBIA
	5.00%, due 6/15/22	(f)		2,750,000	2,856,783

	New York (8.0%)
	Metropolitan Transportation Authority of New York Revenue
	5.00%, due 11/15/30	(a)		5,000,000	5,266,750
	New York City Industrial Development Agency Revenue Yankee Stadium
	Insured: FGIC
	5.00%, due 3/1/31	(h)		1,000,000	969,680
	New York State Dormitory Authority Lease Revenue Court Facilities
	City of New York
	7.375%, due 5/15/10			1,375,000	1,488,286
	7.50%, due 5/15/11			1,740,000	1,860,947
	New York State Dormitory Authority Revenue
	Series A, Insured: MBIA
	6.00%, due 7/1/19	(f)		3,700,000	4,281,751
	Series B
	7.50%, due 5/15/11	(e)		1,250,000	1,393,825
	New York State Environmental Facilities Corp. Pollution Control Revenue, State Water Revolving Fund
	Series A
	7.50%, due 6/15/12			95,000	99,758
	New York State Environmental Facilities Corp. State Clean Water & Drinking Revolving Funds
	Series A
	5.00%, due 6/15/37			1,250,000	1,270,388
					16,631,385

	North Carolina (5.7%)
	North Carolina Eastern Municipal Power Agency Systems Revenue
	Series A
	5.50%, due 1/1/12			2,000,000	2,089,640
	Series D
	6.75%, due 1/1/26			2,000,000	2,082,860
	North Carolina Housing Finance Agency Home Ownership
	Series 13-A
	4.25%, due 1/1/28	(c)		440,000	440,598
❖	North Carolina Municipal Power Agency N1, Catawba Electric Revenue
	Series B
	6.50%, due 1/1/20	(b)		7,000,000	7,287,840
					11,900,938

	Ohio (10.0%)
❖	Buckeye, Ohio, Tobacco Settlement Financing Authority
	5.75%, due 6/1/34			9,750,000	8,071,635
	Lorain County Ohio Hospital Revenue, Catholic Healthcare
	5.375%, due 10/1/30			2,300,000	2,315,594
❖	Ohio State
	Series A
	5.375%, due 8/1/19			5,000,000	5,276,800
	5.375%, due 8/1/20			5,000,000	5,276,800
					20,940,829

	Puerto Rico (5.3%)
	Puerto Rico Commonwealth Infrastructure Financing Special Authority
	Series A
	5.50%, due 10/1/17			1,500,000	1,589,265
❖	Puerto Rico Public Buildings Authority Revenue Guaranteed
	Government Facilities
	Series I
	5.00%, due 7/1/36			10,000,000	9,481,300
					11,070,565

	South Carolina (2.2%)
	South Carolina Jobs-Economic Development Authority/ Economic Development Revenue, Bon Secours-St. Francis Medical Center
	Series A
	5.625%, due 11/15/30			935,000	1,031,847
	Series B
	5.625%, due 11/15/30	(b)		3,565,000	3,577,442
					4,609,289

	Tennessee (2.2%)
	Tennessee Energy Acquisition Corp., Gas Revenue
	Series A
	5.25%, due 9/1/24			5,000,000	4,665,100

	Texas (8.6%)
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Revenue
	Series A, Insured: FGIC
	6.00%, due 11/1/28	(b) (c) (h)		4,000,000	4,006,680
	Dallas, Texas Area Rapid Transit Sales Tax Revenue
	Insured: AMBAC
	5.00%, due 12/1/16	(d)		1,500,000	1,628,250
	El Paso, Texas
	Insured: FGIC
	5.00%, due 8/15/19	(h)		3,815,000	4,023,413
	Jefferson County Texas Health Facility Development Corp., Texas Baptist Hospitals
	Insured: AMBAC
	5.20%, due 8/15/21	(d)		1,080,000	1,100,304
	San Antonio, Texas Electric & Gas (Escrow Shares)
	Series 2000
	5.00%, due 2/1/17	(b)		5,040,000	5,454,893
	Texas State College Student Loan
	5.50%, due 8/1/10	(c)		1,760,000	1,835,733
					18,049,273

	West Virginia (0.8%)
	Kanawha Mercer Nicholas Counties West Virginia Single Family Mortgage Revenue
	(zero coupon), due 2/1/15	(e)		2,230,000	1,613,539

	Total Long-Term Municipal Bonds
	(Cost $209,789,444)				208,710,760

	Short-Term Investments (0.3%)
	Massachusetts (0.0%)	‡
	State Street Bank & Trust Co.
	1.67%, due 8/1/08			27,789	27,789
	Wyoming (0.3%)
	Lincoln County Wyoming Pollution Control Revenue, ExxonMobil Corp. Project
	Series C
	3.64%, due 11/1/14	(a)		700,000	700,000
	Total Short-Term Investments
	(Cost $727,789)				727,789

	Total Investments
	(Cost $210,517,233)	(k)		100.3%	209,438,549
	Liabilities in Excess of
	Cash and Other Assets			(0.3)	(580,587)
	Net Assets			100.0%	$208,857,962

				Contracts	Unrealized
				Long	Appreciation	(j)
	Futures Contracts (0.1%)
	United States Treasury Note
	September 2008 (10 Year)			135	$118,125
	Total Futures Contracts
	(Settlement Value $15,501,797)				$118,125

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect at July 31, 2008.
(b)	Represents a security, which is segregated, as collateral for futures contracts.
(c)	Interest on these securities is subject to alternative minimum tax.
(d)	AMBAC - Ambac Assurance Corp.
(e)	Pre-refunding Security - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.
(f)	MBIA - MBIA Insurance Corp.
(g)	FSA - Financial Security Assurance, Inc.
(h)	FGIC - Financial Guaranty Insurance Co.
(i)	XLCA - XL Capital Assurance, Inc.
(j)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2008.
(k)	At July 31, 2008, cost is $210,517,233 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$4,637,877
	Gross unrealized depreciation			(5,716,561)
	Net unrealized depreciation			$(1,078,684)

	MainStay Total Return Fund
	Portfolio of Investments			†††	July 31, 2008 unaudited
					Principal
					Amount	Value
	Long-Term Bonds (36.0%)		†
	Asset-Backed Securities (2.1%)
	Automobile (0.1%)
	Superior Wholesale Inventory Financing Trust
	Series 2007-AE1, Class A
	2.56%, due 1/15/12		(a)		$340,000	$320,355

	Consumer Finance (0.4%)
	Harley-Davidson Motorcycle Trust
	Series 2004-1, Class A2
	2.53%, due 11/15/11				837,135	835,331
	Series 2007-1, Class A3
	5.22%, due 3/15/12				1,225,000	1,242,573
						2,077,904

	Consumer Loans (0.3%)
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23				1,600,000	1,573,807

	Credit Cards (0.8%)
	Bank of America Credit Card Trust
	Series 2006-C4, Class C4
	2.69%, due 11/15/11		(a)		745,000	727,995
	Chase Issuance Trust
	Series 2006-C4, Class C4
	2.75%, due 1/15/14		(a)		1,315,000	1,182,102
	Citibank Credit Card Issuance Trust
	Series 2006-C4, Class C4
	2.68%, due 1/9/12		(a)		1,400,000	1,342,022
	Murcie Lago International, Ltd.
	Series 2006-1X, Class A
	2.69%, due 3/27/11		(a) (b)		700,000	671,265
						3,923,384

	Diversified Financial Services (0.3%)
	Dominos Pizza Master Issuer LLC
	Series 2007-1, Class A2
	5.261%, due 4/25/37		(c)		880,000	750,587
	Dunkin Securitization
	Series 2006-1, Class A2
	5.779%, due 6/20/31		(c)		630,000	512,789
	USXL Funding LLC
	Series 2006-1A, Class A
	5.379%, due 4/15/14		(b) (c)		302,102	282,888
						1,546,264

	Home Equity (0.2%)
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36		(d)		495,000	482,144
	Series 2006-1, Class A3
	5.706%, due 7/25/36		(d)		855,000	832,261
						1,314,405

	Total Asset-Backed Securities
	(Cost $11,322,058)					10,756,119

					Principal
					Amount	Value
	Convertible Bonds (0.1%)
	Insurance (0.0%)		‡
	Conseco, Inc.
	3.50%, due 9/30/35
	(zero coupon), beginning 9/30/10				20,000	16,475

	Oil & Gas (0.1%)
	Transocean, Inc.
	Series A
	1.625%, due 12/15/37				640,000	687,200

	Total Convertible Bonds
	(Cost $660,200)					703,675

					Principal
					Amount	Value
	Corporate Bonds (6.3%)
	Advertising (0.0%)		‡
	Lamar Media Corp.
	6.625%, due 8/15/15				120,000	108,000

	Aerospace & Defense (0.3%)
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
	8.50%, due 4/1/15				65,000	65,000
	9.75%, due 4/1/17		(e)		25,000	24,688
	United Technologies Corp.
	5.40%, due 5/1/35				250,000	226,127
	6.125%, due 7/15/38				1,430,000	1,403,662
						1,719,477

	Agriculture (0.0%)		‡
	Cargill, Inc.
	4.375%, due 6/1/13		(c)		200,000	189,191
	Reynolds American, Inc.
	7.625%, due 6/1/16				37,000	38,236
						227,427

	Airlines (0.0%)		‡
	Delta Air Lines, Inc. (Escrow Shares)
	8.00%, due 6/3/23		(f)		40,000	1,100
	10.375%, due 12/15/22		(f)		100,000	2,500
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23		(f)		42,700	214
	8.875%, due 12/31/08		(f)		30,000	75
	10.00%, due 2/1/09		(f)		17,300	43
						3,932

	Auto Parts & Equipment (0.1%)
	FleetPride Corp.
	11.50%, due 10/1/14		(c)		140,000	133,000
	Goodyear Tire & Rubber Co. (The)
	8.625%, due 12/1/11				68,000	68,850
	Lear Corp.
	Series B
	8.50%, due 12/1/13				53,000	44,056
	8.75%, due 12/1/16				67,000	52,930
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14				80,000	67,200
						366,036

	Banks (0.3%)
	Bank of America Corp.
	5.65%, due 5/1/18				1,010,000	942,787
	USB Capital IX
	6.189%, due 10/15/49		(a)		200,000	140,000
	Wells Fargo & Co.
	5.25%, due 10/23/12				545,000	539,550
						1,622,337

	Beverages (0.0%)		‡
	Constellation Brands, Inc.
	7.25%, due 5/15/17				95,000	91,675

	Building Materials (0.1%)
	USG Corp.
	6.30%, due 11/15/16				705,000	560,475

	Chemicals (0.1%)
	Equistar Chemicals, L.P.
	7.55%, due 2/15/26				90,000	58,500
	MacDermid, Inc.
	9.50%, due 4/15/17		(c)		70,000	64,050
	Millennium America, Inc.
	7.625%, due 11/15/26				110,000	63,800
	Mosaic Global Holdings, Inc.
	7.375%, due 12/1/14		(c)		80,000	82,400
	7.625%, due 12/1/16		(c)		95,000	99,750
	Tronox Worldwide LLC/Tronox Finance Corp.
	9.50%, due 12/1/12				100,000	62,000
						430,500

	Chemicals - Diversified (0.0%)		‡
	Phibro Animal Health Corp.
	10.00%, due 8/1/13		(c)		80,000	79,200

	Coal (0.0%)		‡
	Peabody Energy Corp.
	7.375%, due 11/1/16				70,000	71,400
	7.875%, due 11/1/26				120,000	120,000
						191,400

	Commercial Services (0.1%)
	Cardtronics, Inc.
	9.25%, due 8/15/13				170,000	159,175
	Service Corp. International
	7.375%, due 10/1/14				55,000	53,213
	7.625%, due 10/1/18				55,000	52,250
						264,638

	Computers (0.0%)		‡
	SunGard Data Systems, Inc.
	3.75%, due 1/15/09				55,000	54,244

	Diversified Financial Services (0.9%)
	American General Finance Corp.
	6.90%, due 12/15/17				240,000	192,523
	AmeriCredit Corp.
	8.50%, due 7/1/15		(e)		95,000	72,913
	Citigroup, Inc.
	5.00%, due 9/15/14				1,475,000	1,337,831
	General Motors Acceptance Corp. LLC
	5.625%, due 5/15/09				766,000	697,386
	8.00%, due 11/1/31				344,000	192,758
	Harley-Davidson Funding Corp.
	6.80%, due 6/15/18		(c)		815,000	787,658
	HSBC Finance Corp.
	4.75%, due 4/15/10				760,000	760,809
	LaBranche & Co., Inc.
	11.00%, due 5/15/12				30,000	30,638
	OMX Timber Finance Investments LLC
	Series 1
	5.42%, due 1/29/20		(b) (c)		350,000	322,459
						4,394,975

	Diversified Manufacturing Operations (0.0%)		‡
	Actuant Corp.
	6.875%, due 6/15/17				85,000	82,658

	Diversified Operations (0.0%)		‡
	Susser Holdings LLC
	10.625%, due 12/15/13				65,000	64,025

	Electric (0.5%)
	AES Eastern Energy, L.P.
	Series 1999-A
	9.00%, due 1/2/17				110,517	117,972
	Consumers Energy Co.
	Series F
	4.00%, due 5/15/10				1,260,000	1,247,376
	NRG Energy, Inc.
	7.25%, due 2/1/14				15,000	14,625
	7.375%, due 2/1/16				30,000	29,100
	PPL Energy Supply LLC
	6.50%, due 5/1/18				750,000	722,151
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series C
	9.681%, due 7/2/26				90,000	95,400
	Reliant Energy, Inc.
	7.625%, due 6/15/14				25,000	24,125
	7.875%, due 6/15/17				215,000	207,475
						2,458,224

	Electrical Components & Equipment (0.0%)		‡
	Belden, Inc.
	7.00%, due 3/15/17				90,000	85,275

	Energy (0.0%)		‡
	Regency Energy Partners/Regency Energy Finance Corp.
	8.375%, due 12/15/13				81,000	82,620

	Energy - Alternate Sources (0.0%)		‡
	VeraSun Energy Corp.
	9.375%, due 6/1/17				24,000	12,600

	Entertainment (0.2%)
	Gaylord Entertainment Co.
	6.75%, due 11/15/14				85,000	75,438
	8.00%, due 11/15/13				120,000	111,600
	Jacobs Entertainment, Inc.
	9.75%, due 6/15/14				70,000	50,050
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09				60,000	57,900
	7.125%, due 8/15/14		(e)		50,000	36,250
	8.00%, due 4/1/12		(e)		65,000	54,600
	Penn National Gaming, Inc.
	6.75%, due 3/1/15				180,000	155,250
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13				175,000	167,563
	Vail Resorts, Inc.
	6.75%, due 2/15/14				180,000	168,750
						877,401

	Environmental Control (0.0%)		‡
	Geo Sub Corp.
	11.00%, due 5/15/12				60,000	58,800

	Finance - Auto Loans (0.0%)		‡
	Ford Motor Credit Co. LLC
	7.375%, due 10/28/09				70,000	63,761
	7.875%, due 6/15/10				3,000	2,555
						66,316

	Finance - Other Services (0.1%)
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13				250,000	223,750
	8.125%, due 6/1/12				305,000	291,275
						515,025

	Food (0.2%)
	Corn Products International, Inc.
	6.00%, due 4/15/17				800,000	818,948
	Stater Brothers Holdings
	7.75%, due 4/15/15				105,000	100,275
						919,223

	Forest Products & Paper (0.1%)
	Bowater, Inc.
	9.375%, due 12/15/21				250,000	140,000
	Georgia-Pacific Corp.
	7.00%, due 1/15/15		(c)		150,000	139,500
	7.125%, due 1/15/17		(c)		305,000	281,363
	7.75%, due 11/15/29				5,000	4,350
	8.00%, due 1/15/24				20,000	18,400
	8.875%, due 5/15/31				30,000	27,450
						611,063

	Hand & Machine Tools (0.0%)		‡
	Baldor Electric Co.
	8.625%, due 2/15/17				90,000	90,225

	Health Care-Products (0.1%)
	Catalent Pharma Solutions, Inc.
	9.50%, due 4/15/15				145,000	127,963
	Cooper Cos., Inc. (The)
	7.125%, due 2/15/15				70,000	67,200
	Invacare Corp.
	9.75%, due 2/15/15				110,000	110,000
	Universal Hospital Services, Inc.
	6.303%, due 6/1/15		(a)		40,000	37,200
	8.50%, due 6/1/15		(g)		40,000	40,000
	VWR Funding, Inc.
	Series B
	10.25%, due 7/15/15		(g)		95,000	87,163
						469,526

	Health Care-Services (0.1%)
	Alliance Imaging, Inc.
	7.25%, due 12/15/12				40,000	37,400
	Community Health Systems, Inc.
	8.875%, due 7/15/15				215,000	216,613
	HCA, Inc.
	8.75%, due 9/1/10				135,000	136,350
	Psychiatric Solutions, Inc.
	7.75%, due 7/15/15				90,000	87,975
						478,338

	Household Products & Wares (0.0%)		‡
	Jarden Corp.
	7.50%, due 5/1/17				75,000	65,250
	Libbey Glass, Inc.
	9.928%, due 6/1/11		(a)		80,000	80,400
						145,650

	Insurance (0.2%)
	Crum & Forster Holdings Corp.
	7.75%, due 5/1/17				215,000	198,606
	Fund American Cos., Inc.
	5.875%, due 5/15/13				595,000	552,838
	HUB International Holdings, Inc.
	9.00%, due 12/15/14		(c)		195,000	173,550
	USI Holdings Corp.
	6.551%, due 11/15/14		(a) (c)		35,000	28,000
	9.75%, due 5/15/15		(c)		95,000	76,713
						1,029,707

	Lodging (0.1%)
	Boyd Gaming Corp.
	7.125%, due 2/1/16		(e)		55,000	39,600
	7.75%, due 12/15/12		(e)		170,000	141,100
	MGM Mirage, Inc.
	7.50%, due 6/1/16				50,000	39,875
	8.50%, due 9/15/10				115,000	110,688
	MTR Gaming Group, Inc.
	Series B
	9.00%, due 6/1/12				30,000	24,375
	9.75%, due 4/1/10				135,000	133,650
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
	5.276%, due 3/15/14		(a) (c)		85,000	68,850
	Wynn Las Vegas LLC
	6.625%, due 12/1/14				70,000	63,350
						621,488

	Machinery - Construction & Mining (0.2%)
	Caterpillar, Inc.
	6.05%, due 8/15/36				825,000	803,284

	Media (0.2%)
	Houghton Mifflin Harcourt Publishing Co.
	7.20%, due 3/15/11				75,000	74,625
	ION Media Networks, Inc.
	6.041%, due 1/15/12		(a) (c)		30,000	25,238
	9.041%, due 1/15/13		(a) (c)		35,385	22,558
	Morris Publishing Group LLC
	7.00%, due 8/1/13				74,000	38,480
	News America Holdings, Inc.
	8.00%, due 10/17/16				665,000	734,685
	Rainbow National Services LLC
	8.75%, due 9/1/12		(c)		75,000	75,844
	Ziff Davis Media, Inc.
	(zero coupon), due 5/1/12		(b) (h) (i)		70,000	4,375
	8.873%, due 5/1/12		(b) (i)		17,678	15,026
						990,831

	Metal Fabricate & Hardware (0.0%)		‡
	Mueller Water Products, Inc.
	7.375%, due 6/1/17				90,000	73,800
	Neenah Foundary Co.
	9.50%, due 1/1/17				130,000	97,500
						171,300

	Mining (0.2%)
	Alcoa, Inc.
	5.90%, due 2/1/27				700,000	603,945
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15				55,000	57,338
	8.375%, due 4/1/17				110,000	115,225
	Vulcan Materials Co.
	6.30%, due 6/15/13				430,000	436,853
						1,213,361

	Miscellaneous - Manufacturing (0.0%)		‡
	RBS Global, Inc./Rexnord Corp.
	9.50%, due 8/1/14				125,000	119,375

	Office & Business Equipment (0.2%)
	Xerox Corp.
	7.625%, due 6/15/13				1,055,000	1,095,535

	Oil & Gas (0.3%)
	Chaparral Energy, Inc.
	8.50%, due 12/1/15				130,000	112,125
	Chesapeake Energy Corp.
	6.50%, due 8/15/17				135,000	126,225
	6.875%, due 11/15/20				5,000	4,688
	7.625%, due 7/15/13				405,000	412,088
	Forest Oil Corp.
	7.25%, due 6/15/19				125,000	117,500
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	9.00%, due 6/1/16		(c)		60,000	58,800
	Newfield Exploration Co.
	6.625%, due 4/15/16				110,000	102,575
	Pemex Project Funding Master Trust
	6.625%, due 6/15/35				315,000	307,976
	Pride International, Inc.
	7.375%, due 7/15/14				35,000	35,263
	Stone Energy Corp.
	6.75%, due 12/15/14				80,000	69,400
	Whiting Petroleum Corp.
	7.00%, due 2/1/14				135,000	129,938
	7.25%, due 5/1/13				55,000	53,763
						1,530,341

	Oil & Gas Services (0.1%)
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17				61,000	55,358
	9.00%, due 1/15/14				40,000	38,000
	Complete Production Services, Inc.
	8.00%, due 12/15/16				170,000	168,725
						262,083

	Pharmaceuticals (0.3%)
	Medco Health Solutions, Inc.
	7.25%, due 8/15/13				1,180,000	1,237,845
	NBTY, Inc.
	7.125%, due 10/1/15				70,000	65,800
						1,303,645

	Pipelines (0.3%)
	ANR Pipeline Co.
	9.625%, due 11/1/21				55,000	67,824
	Copano Energy LLC
	8.125%, due 3/1/16				70,000	68,250
	El Paso Natural Gas Co.
	7.50%, due 11/15/26				95,000	94,461
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B
	6.875%, due 11/1/14				125,000	116,563
	8.50%, due 7/15/16				15,000	14,963
	Nustar Logistics
	7.65%, due 4/15/18				300,000	300,142
	Plains All American Pipeline, L.P./PAA Finance Corp.
	7.75%, due 10/15/12				730,000	769,757
						1,431,960

	Real Estate Investment Trusts (0.1%)
	Health Care Property Investors, Inc.
	6.00%, due 1/30/17				450,000	371,521
	Host Marriott, L.P.
	6.375%, due 3/15/15				145,000	126,150
	Series Q
	6.75%, due 6/1/16				35,000	29,925
	Omega Healthcare Investors, Inc.
	7.00%, due 4/1/14				75,000	71,813
						599,409

	Retail (0.2%)
	CVS Caremark Corp.
	5.789%, due 1/10/26		(c)		303,955	272,344
	Rite Aid Corp.
	8.625%, due 3/1/15				139,000	89,308
	9.375%, due 12/15/15				65,000	42,250
	Toys "R" Us, Inc.
	7.625%, due 8/1/11				40,000	35,500
	Wal-Mart Stores, Inc.
	6.50%, due 8/15/37				600,000	603,112
						1,042,514

	Retail - Propane Distributors (0.0%)		‡
	Star Gas Partners, L.P./Star Gas Finance Co.
	Series B
	10.25%, due 2/15/13				22,000	21,120

	Savings & Loans (0.2%)
	Washington Mutual Bank
	5.95%, due 5/20/13				1,375,000	948,750

	Telecommunications (0.3%)
	GCI, Inc.
	7.25%, due 2/15/14				85,000	73,950
	iPCS, Inc.
	4.998%, due 5/1/13		(a)		35,000	31,150
	Lucent Technologies, Inc.
	6.45%, due 3/15/29				530,000	373,650
	Nextel Communications, Inc.
	Series F
	5.95%, due 3/15/14				300,000	228,000
	Series D
	7.375%, due 8/1/15				300,000	231,000
	PAETEC Holding Corp.
	9.50%, due 7/15/15				70,000	63,788
	Qwest Communications International, Inc.
	7.25%, due 2/15/11				70,000	67,025
	Qwest Corp.
	7.125%, due 11/15/43				20,000	14,750
	7.25%, due 9/15/25				45,000	36,225
	7.50%, due 10/1/14				145,000	133,038
	8.875%, due 3/15/12				30,000	29,925
						1,282,501

	Textiles (0.0%)		‡
	INVISTA
	9.25%, due 5/1/12		(c)		80,000	80,800

	Transportation (0.2%)
	Atlantic Express Transportation Corp.
	9.961%, due 4/15/12		(a)		35,000	15,663
	Union Pacific Corp.
	3.625%, due 6/1/10				1,000,000	983,882
						999,545

	Trucking & Leasing (0.0%)		‡
	Greenbrier Cos., Inc.
	8.375%, due 5/15/15				85,000	77,031

	Utilities (0.0%)		‡
	NSG Holdings LLC/NSG Holdings, Inc.
	7.75%, due 12/15/25		(c)		55,000	53,900

	Total Corporate Bonds
	(Cost $35,589,994)					32,809,765

					Principal
					Amount	Value
	Foreign Government Bonds (0.3%)
	Foreign Sovereign (0.3%)
	Republic of Argentina
	8.28%, due 12/31/33				289,523	224,380
	Republic of Panama
	7.125%, due 1/29/26				1,000,000	1,065,000
	Republic of Venezuela
	6.00%, due 12/9/20				309,000	208,575

	Total Foreign Government Bonds
	(Cost $1,629,632)					1,497,955

					Principal
					Amount	Value
	Loan Assignments & Participations (0.2%)		(j)
	Chemicals (0.0%)		‡
	Talecris Biotherapeutics, Inc.
	2nd Lien Term Loan
	9.18%, due 12/6/14				115,000	103,213

	Healthcare, Education & Childcare (0.1%)
	HCA, Inc.
	Term Loan B
	5.051%, due 11/17/13				246,250	231,372

	Media (0.0%)		‡
	Nielsen Finance LLC
	Dollar Term Loan
	4.734%, due 8/9/13				98,251	91,250

	Mining (0.0%)		‡
	BHM Technologies LLC
	1st Lien Term Loan
	7.00%, due 7/21/13		(h)		176,936	49,542

	Real Estate (0.1%)
	Community Health Systems, Inc.
	New Term Loan B
	4.854%, due 7/25/14				188,598	178,434
	LNR Property Corp.
	Initial Tranche B Term Loan
	6.03%, due 7/12/11				184,800	146,916
	Town Sports International, Inc.
	Term Loan
	4.25%, due 2/27/14				98,750	82,950
						408,300

	Retail Store (0.0%)		‡
	Toys "R" Us (Delaware), Inc.
	Term Loan
	7.456%, due 1/19/13				140,000	133,058

	Total Loan Assignments & Participations
	(Cost $1,243,766)					1,016,735

					Principal
					Amount	Value
	Mortgage-Backed Securities (1.0%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (1.0%)
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45				1,175,000	1,167,527
	Bayview Commercial Asset Trust
	Series 2006-4A, Class A1
	2.69%, due 12/25/36		(a) (b) (c)		418,615	371,945
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28		(c)		860,000	760,185
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2
	3.246%, due 3/15/29				1,555,000	1,543,951
	Series 2004-C7, Class A1
	3.625%, due 10/15/29				483,644	480,451
	Merrill Lynch Mortgage Trust
	Series 2004-MKB1, Class A1
	3.563%, due 2/12/42				387,605	386,793
	Timberstar Trust
	Series 2006-1, Class A
	5.668%, due 10/15/36		(c) (i)		280,000	262,553
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1
	3.477%, due 8/15/41				142,106	141,198

	Total Mortgage-Backed Securities
	(Cost $5,279,133)					5,114,603

					Principal
					Amount	Value
	Municipal Bonds (0.2%)
	Texas (0.1%)
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23		(a)		660,000	660,680

	West Virginia (0.1%)
	Tobacco Settlement Finance Authority of West Virginia
	7.467%, due 6/1/47				670,000	596,240

	Total Municipal Bonds
	(Cost $1,330,000)					1,256,920

					Principal
					Amount	Value
	U.S. Government & Federal Agencies (23.9%)

	Fannie Mae (Collateralized Mortgage Obligation) (0.1%)
	Series 2006-B1, Class AB
	6.00%, due 6/25/16				640,438	655,090

❖	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (4.2%)
	3.00%, due 8/1/10				461,973	456,763
	4.298%, due 3/1/35		(a)		1,121,734	1,129,872
	5.00%, due 8/1/33				1,366,894	1,306,252
	5.027%, due 6/1/35		(a)		1,398,717	1,396,691
	5.50%, due 1/1/21				5,702,247	5,734,211
	5.50%, due 7/1/34				6,597,508	6,489,198
	5.50%, due 1/1/36				1,296,718	1,271,986
	5.50%, due 9/1/36				2,183,880	2,138,473
	6.00%, due 3/1/36				1,935,874	1,950,938
						21,874,384
	Federal Housing Administration (0.1%)
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	2.56%, due 2/25/42		(a) (b) (c) (i)		814,612	782,027

❖	Federal National Mortgage Association (2.6%)
	4.625%, due 5/1/13				5,715,000	5,422,695
	5.125%, due 1/2/14				810,000	778,490
	6.25%, due 2/1/11				7,165,000	7,300,297
						13,501,482

❖	Federal National Mortgage Association (Mortgage Pass-Through Securities) (8.4%)
	4.50%, due 4/1/18				961,493	937,268
	4.50%, due 7/1/18				3,456,303	3,369,220
	5.00%, due 9/1/20				320,653	316,739
	5.00%, due 10/1/20				324,455	320,494
	5.00%, due 12/1/20				657,752	649,723
	5.00%, due 7/1/35				5,355,607	5,107,966
	5.00%, due 2/1/36				926,607	883,761
	5.00%, due 5/1/36				2,398,885	2,287,962
	5.00%, due 6/1/36				113,682	108,212
	5.50%, due 4/1/21				3,208,633	3,231,632
	5.50%, due 6/1/21				2,534,404	2,547,026
	5.50%, due 11/1/33				1,387,672	1,366,192
	5.50%, due 12/1/33				1,202,341	1,183,730
	5.50%, due 6/1/34				1,924,116	1,891,326
	5.50%, due 9/1/38	TBA	(k)		3,000,000	2,927,814
	6.00%, due 1/1/33				914,862	925,126
	6.00%, due 3/1/33				948,088	957,539
	6.00%, due 9/1/34				1,010,238	1,018,731
	6.00%, due 9/1/35				3,537,099	3,566,518
	6.00%, due 10/1/35				2,406,889	2,424,113
	6.00%, due 9/1/38	TBA	(k)		910,000	911,421
	6.50%, due 6/1/31				419,630	434,229
	6.50%, due 8/1/31				355,649	368,023
	6.50%, due 10/1/31				245,638	254,184
	6.50%, due 8/1/38	TBA	(k)		5,625,000	5,774,411
						43,763,360

	Freddie Mac (Collateralized Mortgage Obligation) (0.2%)
	Series 2632, Class NH
	3.50%, due 6/15/13				755,547	743,377

	Government National Mortgage Association (Mortgage Pass-Through Securities) (0.5%)
	6.00%, due 4/15/29				1,048,026	1,067,298
	6.00%, due 8/15/32				1,504,216	1,529,293
						2,596,591

❖	United States Treasury Bonds (1.0%)
	4.375%, due 2/15/38				255,000	245,736
	6.00%, due 2/15/26				335,000	390,301
	6.25%, due 8/15/23		(e)		2,305,000	2,731,065
	6.25%, due 5/15/30		(e)		1,370,000	1,669,045
	6.875%, due 8/15/25				125,000	158,662
						5,194,809

❖	United States Treasury Notes (6.8%)
	3.375%, due 6/30/13		(e)		5,485,000	5,511,569
	3.875%, due 5/15/18		(e)		5,930,000	5,879,038
	4.125%, due 8/31/12		(e)		1,125,000	1,169,121
	4.25%, due 11/15/14		(e)		4,286,000	4,489,251
	4.75%, due 8/15/17		(e)		7,620,000	8,086,131
	4.875%, due 8/15/16		(e)		9,405,000	10,111,109
						35,246,219

	Total U.S. Government & Federal Agencies
	(Cost $124,836,041)					124,357,339

					Principal
					Amount	Value
	Yankee Bonds (1.9%)		(l)
	Banks (0.1%)
	ATF Capital B.V.
	9.25%, due 2/21/14		(c)		460,000	457,700

	Beverages (0.1%)
	Coca-Cola HBC Finance B.V.
	5.125%, due 9/17/13				430,000	432,225

	Biotechnology (0.0%)		‡
	FMC Finance III S.A.
	6.875%, due 7/15/17				220,000	211,200

	Building Materials (0.1%)
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11		(c)		645,000	612,750

	Commercial Services (0.0%)		‡
	Quebecor World, Inc.
	9.75%, due 1/15/15		(c) (h)		110,000	50,050

	Diversified Financial Services (0.1%)
	TNK-BP Finance S.A.
	7.50%, due 7/18/16		(c)		470,000	426,525

	Electric (0.2%)
	Intergen N.V.
	9.00%, due 6/30/17		(c)		215,000	219,300
	SP PowerAssets, Ltd.
	5.00%, due 10/22/13		(c)		625,000	625,436
						844,736

	Electronics (0.0%)		‡
	NXP B.V./NXP Funding LLC
	7.875%, due 10/15/14				265,000	220,613

	Forest Products & Paper (0.1%)
	Bowater Canada Finance
	7.95%, due 11/15/11				20,000	13,000
	Catalyst Paper Corp.
	7.375%, due 3/1/14				100,000	69,000
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25				185,000	164,650
						246,650

	Health Care-Products (0.1%)
	Covidien International Finance S.A.
	6.00%, due 10/15/17				560,000	560,293

	Holding Companies - Diversified (0.1%)
	Hutchison Whampoa International, Ltd.
	6.50%, due 2/13/13		(c)		650,000	667,264

	Insurance (0.1%)
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18		(e)		35,000	31,938
	8.30%, due 4/15/26				20,000	18,300
	Nippon Life Insurance Co.
	4.875%, due 8/9/10		(c)		340,000	337,977
						388,215

	Iron & Steel (0.1%)
	Steel Capital S.A. for OAO Severstal
	9.75%, due 7/29/13		(c)		245,000	245,123

	Media (0.2%)
	BSKYB Finance UK PLC
	6.50%, due 10/15/35		(c)		1,130,000	1,035,282
	CanWest MediaWorks, Inc.
	8.00%, due 9/15/12				41,000	35,670
	CanWest MediaWorks, L.P.
	9.25%, due 8/1/15		(c)		120,000	93,000
	Quebecor Media, Inc.
	7.75%, due 3/15/16				15,000	13,838
	Videotron, Ltee
	6.375%, due 12/15/15				75,000	69,563
						1,247,353

	Mining (0.1%)
	Corporacion Nacional del Cobre-Codelco, Inc.
	4.75%, due 10/15/14		(c)		557,000	535,813

	Miscellaneous - Manufacturing (0.1%)
	Siemens Financieringsmaatschappij N.V.
	6.125%, due 8/17/26		(c)		700,000	657,791

	Oil & Gas (0.3%)
	Citic Resources Finance, Ltd.
	6.75%, due 5/15/14		(c)		200,000	184,500
	Gazprom International S.A.
	7.201%, due 2/1/20		(c)		620,676	618,349
	Ras Laffan Liquefied Natural Gas Co., Ltd. III
	6.332%, due 9/30/27		(c)		710,000	633,611
						1,436,460

	Pharmaceuticals (0.0%)		‡
	Angiotech Pharmaceuticals, Inc.
	6.432%, due 12/1/13		(a)		60,000	53,400

	Telecommunications (0.1%)
	Millicom International Cellular S.A.
	10.00%, due 12/1/13				65,000	68,413
	Nortel Networks, Ltd.
	10.75%, due 7/15/16				70,000	68,600
	Rogers Wireless, Inc.
	9.625%, due 5/1/11				275,000	303,635
	Satelites Mexicanos S.A. de C.V.
	11.551%, due 11/30/11		(a)		85,000	80,750
						521,398

	Transportation (0.0%)		‡
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14				30,000	28,875

	Total Yankee Bonds
	(Cost $10,397,001)					9,844,434

	Total Long-Term Bonds
	(Cost $192,287,825)					187,357,545

					Shares	Value
	Common Stocks (60.8%)
	Aerospace & Defense (1.6%)
	Cobham PLC				29,117	116,374
	L-3 Communications Holdings, Inc.				23,200	2,289,608
	Northrop Grumman Corp.				27,700	1,866,703
	Rolls-Royce Group PLC		(f)		51,870	365,353
	United Technologies Corp.				53,400	3,416,532
						8,054,570

	Agriculture (0.6%)
	Geberit A.G.				1,211	154,387
	Philip Morris International, Inc.				54,400	2,809,760
						2,964,147

	Airlines (0.0%)		‡
	Northwest Airlines, Inc.		(f)		2,673	24,485

	Apparel (0.4%)
	Coach, Inc.		(f)		32,700	834,177
	Esprit Holdings, Ltd.				16,900	180,631
	Polo Ralph Lauren Corp.		(e)		18,000	1,065,060
	Puma A.G. Rudolf Dassler Sport				471	152,298
	Yue Yuen Industrial Holdings, Ltd.				6,500	16,804
						2,248,970

	Banks (2.2%)
	Bank of America Corp.				97,804	3,217,752
	Bank of New York Mellon Corp. (The)				15,232	540,736
	Capital One Financial Corp.		(e)		48,000	2,009,280
	Intesa Sanpaolo S.p.A. RNC shares				13,000	68,232
	Lloyds TSB Group PLC				54,100	315,825
	PNC Financial Services Group, Inc.				29,300	2,088,797
	Shizuoka Bank, Ltd. (The)				2,000	21,406
	Svenska Handelsbanken Class A				3,700	94,237
	U.S. Bancorp				102,500	3,137,525
						11,493,790

	Beverages (1.0%)
	C&C Group PLC				10,563	49,694
	Coca-Cola Co. (The)				41,900	2,157,850
	Diageo PLC				22,600	393,092
	Hansen Natural Corp.		(e) (f)		22,100	505,206
	PepsiCo, Inc.				29,100	1,936,896
						5,042,738

	Biotechnology (2.2%)
	Actelion, Ltd. Registered		(f)		1,941	105,446
	Amgen, Inc.		(f)		21,100	1,321,493
	Celgene Corp.		(f)		34,000	2,566,660
	Genentech, Inc.		(f)		32,600	3,105,150
	Gilead Sciences, Inc.		(f)		68,900	3,719,222
	United Therapeutics Corp.		(f)		6,900	782,391
						11,600,362

	Capital Markets (0.2%)
	Affiliated Managers Group, Inc.		(e) (f)		12,100	1,045,440

	Chemicals (1.7%)
	E.I. du Pont de Nemours & Co.				41,000	1,796,210
	Monsanto Co.				13,500	1,607,985
	Mosaic Co. (The)		(f)		16,400	2,086,244
	Nitto Denko Corp.				1,500	42,907
	Praxair, Inc.				35,700	3,346,161
						8,879,507

	Commercial Banks (0.4%)
	DBS Group Holdings, Ltd.				11,000	153,636
	Wells Fargo & Co.				68,900	2,085,603
						2,239,239

	Commercial Services (0.3%)
	Alliance Data Systems Corp.		(e) (f)		20,300	1,302,245
	Intertek Group PLC				2,000	39,914
						1,342,159

	Commercial Services & Supplies (0.0%)		‡
	Michael Page International PLC				19,700	100,260

	Communications Equipment (1.0%)
	Harris Corp.				36,700	1,767,105
	Research In Motion, Ltd.		(f)		28,400	3,488,088
						5,255,193

	Computers (3.1%)
	Apple, Inc.		(f)		28,900	4,593,655
❖	Hewlett-Packard Co.				123,300	5,523,840
	Indra Sistemas S.A.				4,400	117,321
	International Business Machines Corp.				36,600	4,684,068
	Logitech International S.A. Registered		(e) (f)		36,000	944,280
	OBIC Co., Ltd.				1,320	240,393
	Otsuka Corp.				1,100	72,272
	Wincor Nixdorf A.G.				600	44,930
						16,220,759

	Computers & Peripherals (0.4%)
	EMC Corp.		(f)		147,900	2,219,979

	Cosmetics & Personal Care (0.0%)		‡
	Beiersdorf A.G.				1,400	90,280

	Distributors (0.2%)
	LKQ Corp.		(f)		56,800	1,164,400

	Diversified Financial Services (3.5%)
	Ameriprise Financial, Inc.				24,300	1,032,750
	Citigroup, Inc.				115,100	2,151,219
❖	Goldman Sachs Group, Inc. (The)		(e)		27,300	5,024,292
	IntercontinentalExchange, Inc.		(f)		18,000	1,796,400
	JPMorgan Chase & Co.				103,144	4,190,741
	Merrill Lynch & Co., Inc.		(e)		46,200	1,231,230
	Morgan Stanley				67,100	2,649,108
						18,075,740

	Electric (1.0%)
	FirstEnergy Corp.				24,600	1,809,330
	NRG Energy, Inc.		(e) (f)		66,500	2,413,285
	Scottish & Southern Energy PLC				13,800	381,977
	Terna S.p.A.				81,900	340,170
						4,944,762

	Electrical Equipment (0.9%)
	General Cable Corp.		(e) (f)		49,300	2,841,159
	Roper Industries, Inc.		(e)		30,900	1,890,462
						4,731,621

	Electronics (2.4%)
	Advantest Corp.				1,400	28,619
❖	Amphenol Corp. Class A				100,600	4,795,602
	Avnet, Inc.		(f)		47,000	1,281,220
	Hirose Electric Co., Ltd.				200	18,944
	Hoya Pentax HD Corp.				1,200	24,481
	Keyence Corp.				800	172,870
	Murata Manufacturing Co., Ltd.				3,600	148,181
❖	Thermo Fisher Scientific, Inc.		(f)		97,400	5,894,648
	Venture Corp., Ltd.				17,000	133,225
						12,497,790

	Energy Equipment & Services (0.6%)
	Transocean, Inc.		(f)		21,707	2,952,803

	Entertainment (0.2%)
	OPAP S.A.				21,500	771,090

	Environmental Control (0.0%)		‡
	Munters AB				750	7,335

	Food (1.1%)
	General Mills, Inc.				29,800	1,918,822
	Kroger Co. (The)				70,700	1,999,396
	Nestle S.A. Registered				17,550	769,140
	Tesco PLC				139,000	987,630
	Unilever N.V., CVA		(m)		3,900	107,811
						5,782,799

	Gas (0.3%)
	Enagas				12,700	327,340
	Snam Rete Gas S.p.A.				188,377	1,248,842
						1,576,182

	Health Care Equipment & Supplies (1.2%)
	Becton, Dickinson & Co.				32,600	2,768,066
	C.R. Bard, Inc.		(e)		16,700	1,550,428
	Hologic, Inc.		(f)		109,600	2,024,312
	Synthes, Inc.				130	17,972
						6,360,778

	Health Care Providers & Services (0.6%)
	Medco Health Solutions, Inc.		(f)		59,600	2,954,968

	Health Care-Products (1.1%)
	Johnson & Johnson				35,500	2,430,685
	St. Jude Medical, Inc.		(f)		64,700	3,013,726
						5,444,411

	Health Care-Services (0.5%)
	Covance, Inc.		(f)		18,000	1,652,400
	Coventry Health Care, Inc.		(f)		32,200	1,138,914
						2,791,314

	Household Products (0.5%)
	Colgate-Palmolive Co.				26,400	1,960,728
	Henkel KGaA				2,300	91,563
	Kimberly-Clark Corp.				10,000	578,300
						2,630,591

	Insurance (2.7%)
	Aflac, Inc.				11,200	622,832
	Assicurazioni Generali S.p.A.				8,300	288,220
	Assurant, Inc.				50,600	3,042,072
	Genworth Financial, Inc. Class A				80,000	1,277,600
	Hannover Rueckversicherung A.G.		(e)		11,875	567,714
	Hartford Financial Services Group, Inc. (The)				65,800	4,171,062
	ING Groep N.V.				3,350	109,512
	Prudential Financial, Inc.				60,100	4,145,097
						14,224,109

	Internet (0.9%)
	Akamai Technologies, Inc.		(e) (f)		28,400	662,856
	Google, Inc. Class A		(f)		8,900	4,216,375
						4,879,231

	Internet Software & Services (0.4%)
	Equinix, Inc.		(e) (f)		22,100	1,798,056

	Leisure Time (0.2%)
	Carnival Corp.				32,500	1,200,550

	Machinery (1.1%)
	Caterpillar, Inc.				26,900	1,870,088
	Danaher Corp.				31,600	2,516,940
	Terex Corp.		(f)		24,500	1,159,585
						5,546,613

	Machinery - Diversified (0.2%)
	Rheinmetall A.G.				879	54,106
	Rockwell Automation, Inc.				25,700	1,143,907
						1,198,013

	Media (1.3%)
	Antena 3 de Television S.A.		(e)		18,967	159,405
	Cablevision Systems Corp. Class A		(f)		33,300	808,524
	DIRECTV Group, Inc. (The)		(f)		76,100	2,056,222
	MediaSet S.p.A.		(e)		110,810	785,584
	Reed Elsevier N.V.				47,317	780,944
	Societe Television Francaise 1				16,975	289,996
	Vivendi S.A.				3,000	125,392
	Walt Disney Co. (The)				58,000	1,760,300
						6,766,367

	Metal Fabricate & Hardware (0.7%)
	Assa Abloy AB Class B		(e)		8,000	109,072
	Precision Castparts Corp.				39,000	3,643,770
						3,752,842

	Metals & Mining (0.6%)
	Freeport-McMoRan Copper & Gold, Inc. Class B				32,200	3,115,350

	Mining (0.6%)
	Alcoa, Inc.				18,000	607,500
	Southern Copper Corp.		(e)		97,200	2,700,216
						3,307,716

	Miscellaneous - Manufacturing (1.0%)
	3M Co.				25,200	1,773,828
	Honeywell International, Inc.				41,000	2,084,440
	Illinois Tool Works, Inc.				20,300	951,055
	Siemens A.G.				1,605	196,893
						5,006,216

	Multiline Retail (0.4%)
	Target Corp.				40,100	1,813,723

	Office & Business Equipment (0.1%)
	Canon, Inc.				5,100	233,050
	Neopost S.A.				2,035	201,853
	RICOH Co., Ltd.				17,000	273,640
						708,543

	Oil & Gas (3.2%)
	Chevron Corp.				23,600	1,995,616
	ConocoPhillips				24,100	1,967,042
	Diamond Offshore Drilling, Inc.				9,700	1,157,210
	ExxonMobil Corp.				30,600	2,461,158
	Hess Corp.				19,000	1,926,600
	Marathon Oil Corp.				24,900	1,231,803
	Royal Dutch Shell PLC Class A, ADR		(n)		5,250	371,648
	Suncor Energy, Inc.				41,800	2,278,100
	Total S.A.				4,950	379,513
	XTO Energy, Inc.				59,875	2,827,896
						16,596,586

	Oil & Gas Services (2.4%)
	Baker Hughes, Inc.				34,500	2,860,395
	Cameron International Corp.		(f)		64,000	3,056,640
	Halliburton Co.				18,400	824,688
	National Oilwell Varco, Inc.		(f)		55,100	4,332,513
	Smith International, Inc.				16,200	1,204,956
						12,279,192

	Oil, Gas & Consumable Fuels (0.4%)
	BP PLC, Sponsored ADR		(n)		10,300	632,832
	ENI S.p.A.				9,900	334,889
	ENI S.p.A., Sponsored ADR		(n)		200	13,480
	Frontier Oil Corp.				48,300	881,475
						1,862,676

	Packaging & Containers (0.3%)
	Crown Holdings, Inc.		(f)		34,800	975,444
	Owens-Illinois, Inc.		(f)		15,400	650,496
						1,625,940

	Personal Products (0.4%)
	Avon Products, Inc.				51,700	2,192,080

	Pharmaceuticals (1.2%)
	Barr Pharmaceuticals, Inc.		(f)		9,200	607,016
	Novartis A.G. Registered				8,100	480,128
	Novartis A.G., ADR		(n)		4,100	243,335
	Roche Holding A.G. Genusscheine				5,270	973,203
	Sanofi-Aventis S.A., ADR		(n)		1,700	59,432
	Shire Ltd. ADR		(n)		600	30,204
	Shire, Ltd.				8,300	135,865
	Takeda Pharmaceutical Co., Ltd.				1,600	84,992
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR		(e) (n)		29,300	1,313,812
	Wyeth				54,600	2,212,392
						6,140,379

	Pipelines (0.6%)
	Williams Cos., Inc.				102,800	3,294,740

	Retail (4.6%)
	AutoZone, Inc.		(f)		23,800	3,100,902
	CVS Caremark Corp.				96,400	3,518,600
	Dollar Tree, Inc.		(f)		12,400	465,000
	Guess?, Inc.				26,200	829,754
	Home Depot, Inc. (The)				46,300	1,103,329
	Kohl's Corp.		(f)		78,600	3,294,126
	Lowe's Cos., Inc.				97,200	1,975,104
	Nordstrom, Inc.		(e)		24,100	692,634
	Ryohin Keikaku Co., Ltd.				1,700	99,328
	Tim Hortons, Inc.				4,100	111,474
	TJX Cos., Inc.				131,400	4,429,494
	Wal-Mart Stores, Inc.				75,200	4,408,224
						24,027,969

	Semiconductors (1.8%)
❖	Intel Corp.				293,800	6,519,422
	MEMC Electronic Materials, Inc.		(f)		55,300	2,555,413
	ROHM Co., Ltd.				200	11,338
						9,086,173

	Software (1.8%)
	Autodesk, Inc.		(e) (f)		56,900	1,814,541
	Microsoft Corp.				132,300	3,402,756
	Nintendo Co., Ltd.				200	96,444
	Oracle Corp.		(f)		195,600	4,211,268
						9,525,009

	Telecommunications (3.0%)
	Anixter International, Inc.		(e) (f)		16,800	1,142,904
	AT&T, Inc.				60,000	1,848,600
	Cisco Systems, Inc.		(f)		137,000	3,012,630
	Nokia OYJ, Sponsored ADR		(n)		94,000	2,568,080
	NTT DoCoMo, Inc., Sponsored ADR		(n)		30,000	493,500
	QUALCOMM, Inc.				56,400	3,121,176
	Telecom Italia S.p.A.				39,000	52,436
	Telefonaktiebolaget LM Ericsson Class B				18,880	197,849
	Verizon Communications, Inc.				99,400	3,383,576
						15,820,751

	Tobacco (0.1%)
	Altria Group, Inc.				29,300	596,255

	Transportation (0.9%)
	Norfolk Southern Corp.				54,000	3,883,680
	TNT N.V.				25,000	873,582
						4,757,262

	Wireless Telecommunication Services (0.7%)
	American Tower Corp. Class A		(f)		39,700	1,663,430
	Mobistar S.A.				3,190	262,736
	SBA Communications Corp. Class A		(e) (f)		32,800	1,242,792
	Vodafone Group PLC, ADR		(n)		12,600	338,058
						3,507,016

	Total Common Stocks
	(Cost $312,452,967)					316,137,819

					Shares	Value
	Convertible Preferred Stocks (0.1%)
	Diversified Financial Services (0.1%)
	Bank of America Corp.
	7.25% Series L				250	233,250

	Software (0.0%)		‡
	QuadraMed Corp.
	5.50%		(b) (c) (o)		10,700	214,000

	Total Convertible Preferred Stocks
	(Cost $517,500)					447,250

					Shares	Value
	Exchange Traded Fund (0.1%)		(p)
	iShares S&P Europe 350 Index Fund		(e)		13,950	660,672
	Total Exchange Traded Fund
	(Cost $682,320)					660,672

					Shares	Value
	Preferred Stock (0.0%)		‡
	Real Estate Investment Trusts (0.0%)		‡
	Sovereign Real Estate Investment Corp.
	12.00%		(b) (c)		100	91,250

	Total Preferred Stock
	(Cost $147,000)					91,250

					Number of
					Warrants	Value
	Warrants (0.1%)
	Airlines (0.1%)
	Ryanair Holdings PLC
	Class A
	Strike Price €0.000001
	Expire 4/03/18		(c) (f)		142,092	549,008

	Total Warrants
	(Cost $568,844)					549,008

					Shares	Value
	Short-Term Investments (17.3%)
	Investment Company (13.1%)
	State Street Navigator Securities Lending Prime Portfolio		(q)		68,200,170	68,200,170
	Total Investment Company
	(Cost $68,200,170)					68,200,170

					Principal
					Amount	Value
	Time Deposit (4.2%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08				$21,887,801	21,887,801
	Total Time Deposit
	(Cost $21,887,801)					21,887,801

	Total Short-Term Investments
	(Cost $90,087,971)					90,087,971

	Total Investments
	(Cost $596,744,427)		(r)		114.4%	595,331,515
	Liabilities in Excess of
	Cash and Other Assets				(14.4)	(75,071,369)

	Net Assets				100.0%	$520,260,146

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Floating rate. Rate shown is the rate in effect at July 31, 2008.
(b)	Illiquid security. The total market value of these securities at July 31, 2008 is $2,755,235, which represents 0.5% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at July 31, 2008 is $1,314,405, which represents 0.3% of the Fund's net assets.
(e)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $66,504,623; cash collateral of $68,200,170 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(f)	Non-income producing security.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Issue in default.
(i)	Fair valued security. The total market value of these securities at July 31, 2008 is $1,063,981, which represents 0.2% of the Fund's net assets.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2008 is $9,613,646, which represents 1.8% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(l)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	CVA - Certificaten Van Aandelen.
(n)	ADR - American Depositary Receipt.
(o)	Restricted security.
(p)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(q)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(r)	At July 31, 2008, cost is $597,115,661 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation				$32,481,429
	Gross unrealized depreciation				(34,265,575)
	Net unrealized depreciation				$(1,784,146)

MainStay Total Return Fund
Foreign Currency Forward Contracts held at July 31, 2008:
		Contract	Contract	Unrealized
		Amount	Amount	Appreciation/
		Purchased	Sold	Depreciation
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 8/11/08	A$	720,923	$675,000	$3,281
Pound Sterling vs. U.S. Dollar, expiring 9/12/08		£212,492	410,000	9,975
		Contract	Contract
		Amount	Amount
		Sold	Purchased
Foreign Currency Sale Contracts
Euro vs. Japanese Yen, expiring 10/21/08		€799,000	¥131,938,870	(12,761)
Euro vs. Japanese Yen, expiring 11/28/08		€795,000	¥132,447,000	3,488
Swiss Franc vs. Japanese Yen, expiring 12/8/08	CHF	1,251,700	¥129,175,440	9,963
Unrealized appreciation on foreign currency forward contracts				$13,946

Foreign currency held at July 31, 2008:
		Currency	Cost	Value
Australian Dollar	A$	42,662	$38,195	$40,171
Danish Krone	DKK	21,284	4,171	4,450
Euro*		€(111,764)	(175,065)	(174,335)
Hong Kong Dollar	HKD	2,210	283	283
Japanese Yen		¥21,488,480	201,123	199,180
Norwegian Krone	NK	253,061	49,687	49,391
Pound Sterling		£87,889	174,715	174,209
Singapore Dollar	SGD	14,262	10,490	10,430
Swedish Krona	KR	155,087	25,781	25,617
Swiss Franc	CHF	49,417	48,440	47,180
				$376,576
*Currency was overdrawn as of July 31, 2008.

MainStay Total Return Fund
As of July 31, 2008, the Fund held restricted securities as follows:

	Date of			7/31/2008	Percentage of
Security	Acquisition	Shares	Cost	Value	Net Assets
QuadraMed Corp. Convertible Preferred Stock	6/16/04	10,700	$267,500	$214,000	0.0*	%
* Less than one-tenth of a percent.

	MainStay Value Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (92.9%)	†
	Aerospace & Defense (3.9%)
	Honeywell International, Inc.		177,600	$9,029,184
	Northrop Grumman Corp.		114,200	7,695,938
	United Technologies Corp.		37,700	2,412,046
				19,137,168

	Air Freight & Logistics (1.1%)
	FedEx Corp.	(a)	71,800	5,660,712

	Capital Markets (3.4%)
	Bank of New York Mellon Corp. (The)		64,678	2,296,069
	Goldman Sachs Group, Inc. (The)	(a)	48,630	8,949,865
	Merrill Lynch & Co., Inc.	(a)	76,800	2,046,720
	Morgan Stanley		91,800	3,624,264
				16,916,918

	Chemicals (1.5%)
	E.I. du Pont de Nemours & Co.		173,900	7,618,559

	Commercial Banks (4.5%)
	PNC Financial Services Group, Inc.		136,500	9,731,085
	U.S. Bancorp		170,000	5,203,700
	Wells Fargo & Co.		246,600	7,464,582
				22,399,367

	Communications Equipment (2.2%)
❖	Nokia OYJ, Sponsored ADR	(b)	405,800	11,086,456

	Computers & Peripherals (3.4%)
	Hewlett-Packard Co.		188,300	8,435,840
	International Business Machines Corp.		65,200	8,344,296
				16,780,136

	Diversified Financial Services (6.6%)
❖	Bank of America Corp.		356,026	11,713,256
	Citigroup, Inc.		430,766	8,051,017
❖	JPMorgan Chase & Co.		314,592	12,781,873
				32,546,146

	Diversified Telecommunication Services (6.2%)
❖	AT&T, Inc.		538,100	16,578,861
❖	Verizon Communications, Inc.		414,600	14,112,984
				30,691,845

	Electric Utilities (3.1%)
	Duke Energy Corp.		408,700	7,184,946
	FirstEnergy Corp.		113,100	8,318,505
				15,503,451

	Electrical Equipment (1.0%)
	Rockwell Automation, Inc.		111,500	4,962,865

	Electronic Equipment & Instruments (0.8%)
	Avnet, Inc.	(c)	136,000	3,707,360

	Energy Equipment & Services (3.4%)
	Baker Hughes, Inc.		80,900	6,707,419
	Diamond Offshore Drilling, Inc.		41,500	4,950,950
	Transocean, Inc.	(c)	36,043	4,902,929
				16,561,298

	Food & Staples Retailing (4.8%)
	CVS Caremark Corp.		268,000	9,782,000
	Kroger Co. (The)		289,800	8,195,544
	Wal-Mart Stores, Inc.		97,800	5,733,036
				23,710,580

	Food Products (1.7%)
	General Mills, Inc.		126,400	8,138,896

	Health Care Providers & Services (1.0%)
	Coventry Health Care, Inc.	(c)	136,700	4,835,079

	Hotels, Restaurants & Leisure (1.1%)
	Carnival Corp.		142,300	5,256,562

	Household Products (1.5%)
	Kimberly-Clark Corp.		130,400	7,541,032

	Industrial Conglomerates (3.5%)
	3M Co.		108,600	7,644,354
	General Electric Co.		344,100	9,734,589
				17,378,943

	Insurance (4.5%)
	Genworth Financial, Inc. Class A		347,000	5,541,590
	Hartford Financial Services Group, Inc. (The)		156,800	9,939,552
	Prudential Financial, Inc.		98,000	6,759,060
				22,240,202

	Media (2.3%)
	Cablevision Systems Corp. Class A	(c)	144,900	3,518,172
	Walt Disney Co. (The)		249,800	7,581,430
				11,099,602

	Metals & Mining (2.5%)
	Alcoa, Inc.		79,500	2,683,125
	Freeport-McMoRan Copper & Gold, Inc. Class B	(a)	100,200	9,694,350
				12,377,475

	Multiline Retail (3.5%)
	Kohl's Corp.	(a) (c)	119,100	4,991,481
	Nordstrom, Inc.	(a)	141,200	4,058,088
	Target Corp.		176,800	7,996,664
				17,046,233

	Oil, Gas & Consumable Fuels (11.4%)
❖	Chevron Corp.		128,504	10,866,298
	ConocoPhillips		104,600	8,537,452
❖	ExxonMobil Corp.		164,100	13,198,563
	Hess Corp.		82,600	8,375,640
	Marathon Oil Corp.		106,800	5,283,396
❖	Suncor Energy, Inc.		183,800	10,017,100
				56,278,449

	Pharmaceuticals (8.3%)
	Barr Pharmaceuticals, Inc.	(c)	39,900	2,632,602
❖	Johnson & Johnson		216,400	14,816,908
	Pfizer, Inc.		337,200	6,295,524
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(a) (b)	171,800	7,703,512
	Wyeth		232,300	9,412,796
				40,861,342

	Semiconductors & Semiconductor Equipment (2.4%)
❖	Intel Corp.		528,300	11,722,977

	Specialty Retail (3.3%)
	Home Depot, Inc. (The)		204,200	4,866,086
	Lowe's Cos., Inc.	(a)	338,600	6,880,352
	TJX Cos., Inc.		140,300	4,729,513
				16,475,951

	Total Common Stocks
	(Cost $445,400,275)			458,535,604

			Shares	Value
	Exchange Traded Funds (2.8%)	(d)
	iShares Russell 1000 Value Index Fund		125,600	8,579,736
	Market Vectors Agribusiness Domestic Mutual Fund	(a) (c)	95,900	5,360,810
	Total Exchange Traded Funds
	(Cost $14,248,825)			13,940,546

			Shares	Value
	Short-Term Investments (13.8%)
	Investment Company (8.3%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	41,186,378	41,186,378
	Total Investment Company
	(Cost $41,186,378)			41,186,378

			Principal
			Amount	Value
	Time Deposit (5.5%)
	State Street Bank & Trust Co.
	1.67%, due 8/1/08		$27,137,833	27,137,833
	Total Time Deposit
	(Cost $27,137,833)			27,137,833

	Total Short-Term Investments
	(Cost $68,324,211)			68,324,211

	Total Investments
	(Cost $527,973,311)	(f)	109.5%	540,800,361

	Liabilities in Excess of
	Cash and Other Assets		(9.5)	(47,127,955)

	Net Assets		100.0%	$493,672,406

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $40,189,260; cash collateral of $41,186,378 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	ADR - American Depositary Receipt.
(c)	Non-income producing security.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At July 31, 2008, cost is $529,094,546 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$56,809,713
	Gross unrealized depreciation		(45,103,898)
	Net unrealized appreciation		$11,705,815

The MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) July 31, 2008

SECURITIES VALUATION.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with a Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with a Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded. Investments in other mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans. As of July 31, 2008, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Money Market and Principal Preservation Funds are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2008, the Convertible, Diversified Income, Global High Income, Government, High Yield Corporate Bond, Institutional Bond, MAP and Total Return Funds held securities with values of $915, $185,492, $1,378,700, $1,582,899, $12,247,068, $8,812,822, $575,913 and $1,063,981, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Trustees, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)    Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 25, 2008

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 25, 2008